UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22701

Arden Investment Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 32nd Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Henry P. Davis

Arden Asset Management LLC

375 Park Avenue, 32nd Floor

New York, New York 10152

(Name and Address of Agent for Service)

Copy to:

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 866-773-7145

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Arden Alternative Strategies Fund
Consolidated Schedule of Investments

July 31, 2015 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 81.5%
Aerospace & Defense - 2.2%
B/E Aerospace, Inc.	3,400	$165,614
Dassault Aviation S.A.	391	513,173
DigitalGlobe, Inc.*	10,933	231,561
Esterline Technologies Corp.*	1,300	115,258
General Dynamics Corp.	3,761	560,803
Hexcel Corp.(a)	1,101	57,131
Honeywell International, Inc.	59,874	6,289,764
Huntington Ingalls Industries, Inc.	2,400	281,784
Lockheed Martin Corp.(a)	5,383	1,114,819
Northrop Grumman Corp.	6,186	1,070,240
Rockwell Collins, Inc.	2,000	169,240
Safran S.A.	13,318	1,007,180
Spirit AeroSystems Holdings, Inc., Class A*(a)(b)	26,032	1,465,602
TASER International, Inc.*(a)(b)	34,606	941,975
Textron, Inc.(a)	115,265	5,037,081
TransDigm Group, Inc.*(b)	7,319	1,656,290
Triumph Group, Inc.(b)	13,720	738,822
United Technologies Corp.(a)(b)	6,285	630,448
		22,046,785
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.(a)	36,305	1,701,615
Park-Ohio Holdings Corp.(b)	1,061	47,650
PostNL N.V.*	133,821	574,942
United Parcel Service, Inc., Class B(b)	6,694	685,198
		3,009,405
Airlines - 0.5%
Alaska Air Group, Inc.(b)	6,300	477,225
Delta Air Lines, Inc.	3,500	155,190
International Consolidated Airlines Group S.A.*	89,226	741,999
JetBlue Airways Corp.*	8,800	202,224
Republic Airways Holdings, Inc.*(b)	25,926	130,667
Ryanair Holdings plc (ADR)	19,069	1,413,204
Southwest Airlines Co.	5,200	188,240
United Continental Holdings, Inc.*(a)(b)	24,809	1,398,979
		4,707,728
	SHARES	VALUE
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.*(b)	17,742	$354,485
Continental AG	3,065	685,177
Goodyear Tire & Rubber Co./The	26,925	811,250
Johnson Controls, Inc.	54,300	2,473,908
Lear Corp.	7,400	770,118
Modine Manufacturing Co.*(b)	36,369	368,418
Motorcar Parts of America, Inc.*(b)	13,990	414,524
Tenneco, Inc.*(a)(b)	19,289	960,785
Tower International, Inc.*(b)	58,640	1,532,263
Visteon Corp.*	4,500	447,885
		8,818,813
Automobiles - 0.3%
Ford Motor Co.(a)	48,100	713,323
General Motors Co.(b)	19,800	623,898
Peugeot S.A.*	44,435	890,369
Renault S.A.	7,730	711,248
		2,938,838
Banks - 4.5%
Ameris Bancorp(b)	4,688	126,623
Banc of California, Inc.(b)	39,748	482,143
Banco Latinoamericano de Comercio Exterior S.A., Class E	14,989	412,497
Bank of America Corp.(a)	17,480	312,542
Bank of Ireland*	2,220,133	932,635
BNP Paribas S.A.	16,957	1,104,532
CIT Group, Inc.(a)	34,994	1,646,118
Citizens Financial Group, Inc.	223,300	5,821,431
Comerica, Inc.(a)(b)	90,475	4,291,229
Credicorp Ltd.	5,300	699,070
Cullen/Frost Bankers, Inc.(a)	7,198	521,495
East West Bancorp, Inc.	5,900	264,084
Financial Institutions, Inc.(b)	7,663	188,050
First Bancorp/Southern Pines NC(b)	7,104	121,265
First Merchants Corp.(b)	16,810	437,564
First Republic Bank/CA(a)	73,127	4,664,771
Horizon Bancorp/IN(b)	7,866	190,829
HSBC Holdings plc (ADR)(a)	14,435	650,586

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Banks (continued)
ICICI Bank Ltd. (ADR)	56,471	$568,663
ING Groep N.V. (CVA)	87,278	1,484,764
Intesa Sanpaolo S.p.A.	197,345	759,003
Investors Bancorp, Inc.	6,000	73,080
KBC Groep N.V.	17,214	1,199,729
KeyCorp	103,035	1,529,039
Pacific Premier Bancorp, Inc.*(b)	16,722	317,885
PacWest Bancorp(a)	654	30,274
Permanent TSB Group Holdings plc*	142,411	826,353
PNC Financial Services Group, Inc./The(b)	8,055	790,840
Regions Financial Corp.(b)	378,200	3,929,498
Shawbrook Group plc*(c)	37,152	193,782
Signature Bank/NY*(b)	10,182	1,482,397
SunTrust Banks, Inc.(b)	6,206	275,174
SVB Financial Group*(b)	3,573	511,296
Texas Capital Bancshares, Inc.*(a)(b)	6,100	359,534
Toronto-Dominion Bank./The(b)	39,600	1,600,236
Univest Corp of Pennsylvania(b)	6,129	122,151
Wilshire Bancorp, Inc.(b)	10,697	124,299
Zions Bancorp.(b)	146,592	4,572,205
		43,617,666
Beverages - 1.5%
Anheuser-Busch InBev N.V.	4,501	535,598
Anheuser-Busch InBev N.V. (ADR)(b)	10,542	1,260,296
Coca-Cola Co./The	39,756	1,633,177
Constellation Brands, Inc., Class A	13,509	1,621,350
Dr Pepper Snapple Group, Inc.(b)	13,052	1,047,032
Molson Coors Brewing Co., Class B	18,303	1,302,075
PepsiCo, Inc.(b)	74,723	7,199,561
		14,599,089
Biotechnology - 0.6%
Achillion Pharmaceuticals, Inc.*(a)	63,219	538,626
Actelion Ltd.*	206	30,464
Alexion Pharmaceuticals, Inc.*	8,092	1,597,684
Celgene Corp.*	2,446	321,037
	SHARES	VALUE
Biotechnology (continued)
Incyte Corp.*	12,175	$1,269,609
Insys Therapeutics, Inc.*(a)	1,500	67,380
Kite Pharma, Inc.*	600	43,662
Ligand Pharmaceuticals, Inc.*(a)	4,496	486,737
Medivation, Inc.*(b)	4,763	501,687
MiMedx Group, Inc.*(b)	10,616	113,910
Neurocrine Biosciences, Inc.*(b)	22,508	1,128,101
OPKO Health, Inc.*	3,300	54,021
Vertex Pharmaceuticals, Inc.*(b)	1,827	246,645
		6,399,563
Building Products - 0.3%
Builders FirstSource, Inc.*(b)	65,842	990,264
Continental Building Products, Inc.*(b)	22,034	468,002
Geberit AG	76	26,309
Insteel Industries, Inc.(b)	11,474	187,485
NCI Building Systems, Inc.*	20,459	264,944
Owens Corning(b)	24,991	1,120,846
Ply Gem Holdings, Inc.*(b)	13,505	195,147
		3,252,997
Capital Markets - 2.9%
American Capital Ltd.*(b)	119,007	1,560,182
Ameriprise Financial, Inc.	8,901	1,118,589
Anima Holding S.p.A.(c)	109,912	1,128,647
Azimut Holding S.p.A.	31,093	777,206
BlackRock, Inc.	3,230	1,086,314
Credit Suisse Group AG*	3,060	90,188
Deutsche Bank AG(a)(b)	47,843	1,675,462
E*TRADE Financial Corp.*(a)	139,266	3,957,940
EFG International AG*	47,324	550,962
Evercore Partners, Inc., Class A(a)(b)	10,173	598,172
Invesco Ltd.	12,729	491,339
Janus Capital Group, Inc.	25,400	416,052
Julius Baer Group Ltd.*	449	24,836
Legg Mason, Inc.	102,661	5,065,294
Lehman Brothers Escrow Holdings*(d)	5,167	3,965
Lehman Brothers Escrow Holdings*(d)	15,000	16,209
Lehman Brothers Escrow Holdings*(d)	12.500	12,276
Morgan Stanley	121,514	4,719,604

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Capital Markets (continued)
Northern Trust Corp.(a)	4,724	$361,339
NorthStar Asset Management Group, Inc.	800	14,656
Oppenheimer Holdings, Inc., Class A(b)	4,409	100,084
RCS Capital Corp., Class A*(b)	8,552	49,858
UBS Group AG*	80,207	1,846,844
Waddell & Reed Financial, Inc., Class A(a)	20,354	914,098
WisdomTree Investments, Inc.(b)	61,700	1,536,330
		28,116,446
Chemicals - 2.7%
Air Products & Chemicals, Inc.(b)	11,329	1,614,496
Airgas, Inc.(b)	15,798	1,611,712
Albemarle Corp.(a)	28,178	1,527,248
Axalta Coating Systems Ltd.*(a)(b)	46,300	1,472,803
Cabot Corp.(a)	2,812	98,926
Dow Chemical Co./The	82,300	3,873,038
Eastman Chemical Co.	2,600	203,840
Evonik Industries AG	13,852	554,284
FMC Corp.(a)	1,812	87,954
Givaudan S.A.*	19	35,393
Gulf Resources, Inc.*(b)	11,599	22,270
Huntsman Corp.(a)	21,900	416,100
LANXESS AG	5,930	342,108
Monsanto Co.	71,152	7,249,677
Mosaic Co./The	38,466	1,651,730
OMNOVA Solutions, Inc.*(b)	19,815	128,203
RPM International, Inc.	5,800	271,846
Sherwin-Williams Co./The(b)	12,800	3,555,328
Sigma-Aldrich Corp.	5,000	698,050
Syngenta AG	186	76,610
Syngenta AG (ADR)	1,644	135,383
Tessenderlo Chemie N.V.*	13,401	525,126
Umicore S.A.	14,414	630,991
		26,783,116
Commercial Services & Supplies - 0.5%
ADT Corp./The	10,300	355,659
ARC Document Solutions, Inc.*	17,254	119,225
Cintas Corp.(a)(b)	10,147	867,568
Elanders AB, Class B	82,051	447,979
Herman Miller, Inc.(b)	12,815	359,333
	SHARES	VALUE
Commercial Services & Supplies (continued)
ISS A/S	18,778	$646,674
Multi-Color Corp.(b)	7,610	485,975
Pitney Bowes, Inc.(a)	12,227	255,789
R.R. Donnelley & Sons Co.	33,918	595,261
Tyco International plc	14,363	545,650
West Corp.(b)	7,774	224,280
		4,903,393
Communications Equipment - 1.0%
ARRIS Group, Inc.*	3,492	107,973
Bel Fuse, Inc., Class B(b)	6,141	135,593
Brocade Communications Systems, Inc.	20,600	211,356
Ciena Corp.*(a)	84,512	2,150,830
Cisco Systems, Inc.(b)	37,600	1,068,592
CommScope Holding Co., Inc.*	11,000	345,070
Extreme Networks, Inc.*(b)	53,030	123,030
Harris Corp.	19,583	1,624,214
Infinera Corp.*	11,200	268,128
InterDigital, Inc.(a)	6,846	370,163
Juniper Networks, Inc.	57,671	1,639,010
Motorola Solutions, Inc.	14,671	882,607
PC-Tel, Inc.(b)	12,318	86,842
Polycom, Inc.*(b)	20,499	233,279
Ruckus Wireless, Inc.*(b)	22,373	275,859
		9,522,546
Construction & Engineering - 0.7%
Chicago Bridge & Iron Co. N.V.	2,600	138,164
Dycom Industries, Inc.*	13,347	881,703
EMCOR Group, Inc.(b)	14,974	716,206
KBR, Inc.	27,572	481,683
Maire Tecnimont S.p.A.*	181,511	627,138
Quanta Services, Inc.*(b)	127,824	3,530,499
Tutor Perini Corp.*(b)	6,435	134,684
Vinci S.A.	13,383	858,356
		7,368,433
Construction Materials - 0.5%
HeidelbergCement AG	4,986	380,300
LafargeHolcim Ltd.*	459	31,968
Martin Marietta Materials, Inc.(a)	8,190	1,284,356

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Construction Materials (continued)
Vulcan Materials Co.(a)(b)	35,915	$3,268,983
		4,965,607
Consumer Finance - 1.8%
Ally Financial, Inc.*(a)(b)	278,816	6,348,640
American Express Co.(a)(b)	21,183	1,611,179
Consumer Portfolio Services, Inc.*(b)	84,675	511,437
Discover Financial Services(b)	73,281	4,089,813
Encore Capital Group, Inc.*(b)	21,301	916,156
Ezcorp, Inc., Class A*(b)	47,043	333,535
JG Wentworth Co., Class A*(b)	208,420	1,717,381
Navient Corp.(b)	48,300	758,310
Nelnet, Inc., Class A(b)	7,535	296,804
Santander Consumer U.S.A. Holdings, Inc.*(b)	34,381	831,332
Sixt Leasing AG*	12,566	261,590
		17,676,177
Containers & Packaging - 0.6%
Avery Dennison Corp.(b)	20,027	1,218,643
Bemis Co., Inc.	3,674	163,750
Berry Plastics Group, Inc.*	30,100	980,056
Graphic Packaging Holding Co.(b)	8,348	126,055
Owens-Illinois, Inc.*(b)	17,239	368,053
Sealed Air Corp.(b)	45,136	2,399,881
Sonoco Products Co.(b)	4,698	193,933
		5,450,371
Diversified Consumer Services - 0.4%
H&R Block, Inc.(b)	62,500	2,080,625
Liberty Tax, Inc.(b)	4,105	107,797
LifeLock, Inc.*(a)	37,800	299,376
Sotheby’s(a)(b)	24,263	1,014,921
Steiner Leisure Ltd.*(b)	8,451	487,623
		3,990,342
Diversified Financial Services - 0.5%
GAIN Capital Holdings, Inc.(b)	12,667	88,416
Intercontinental Exchange, Inc.	600	136,824
Leucadia National Corp.(a)	12,027	282,875
McGraw Hill Financial, Inc.	12,194	1,240,739
Moody’s Corp.	5,000	552,150
MSCI, Inc.	13,864	944,970
	SHARES	VALUE
Diversified Financial Services (continued)
Voya Financial, Inc.(b)	35,200	$1,652,640
		4,898,614
Diversified Telecommunication Services - 0.7%
AT&T, Inc.(a)(b)	81,036	2,815,191
CenturyLink, Inc.(a)(b)	26,061	745,345
Level 3 Communications, Inc.*(a)	29,773	1,503,536
Premiere Global Services, Inc.*(b)	12,577	135,706
Proximus	8,366	315,055
Swisscom AG	47	27,335
Verizon Communications, Inc.(a)	27,700	1,296,083
		6,838,251
Electric Utilities - 1.2%
American Electric Power Co., Inc.(b)	852	48,198
Enel S.p.A.	158,226	744,786
Exelon Corp.(a)(b)	199,879	6,414,117
NextEra Energy, Inc.(a)(b)	15,374	1,617,345
OGE Energy Corp.(a)	6,530	194,333
Pinnacle West Capital Corp.	20,965	1,293,750
Xcel Energy, Inc.(a)	42,453	1,471,845
		11,784,374
Electrical Equipment - 1.1%
ABB Ltd.*	4,408	89,547
Acuity Brands, Inc.(b)	7,400	1,488,806
AMETEK, Inc.(a)(b)	21,181	1,123,652
Emerson Electric Co.	16,162	836,384
Gamesa Corp. Tecnologica S.A.	38,611	611,261
Hubbell, Inc., Class B(b)	8,484	885,814
Nordex SE*	37,716	1,070,541
OSRAM Licht AG	12,630	719,067
Polypore International, Inc.*(b)	6,279	377,493
Power Solutions International, Inc.*(b)	4,922	204,165
PowerSecure International, Inc.*(b)	40,348	610,869
SolarCity Corp.*(b)	23,332	1,353,256
Vestas Wind Systems A/S	28,523	1,556,941
		10,927,796

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics, Inc.*	8,600	$500,090
Austria Technologie & Systemtechnik AG	36,980	626,460
Avnet, Inc.(a)(b)	26,105	1,089,362
Cognex Corp.(a)	5,156	233,412
FLIR Systems, Inc.(a)(b)	20,355	626,730
Ingram Micro, Inc., Class A*(b)	31,882	868,147
Jabil Circuit, Inc.	33,091	670,093
Methode Electronics, Inc.(b)	36,697	984,580
Orbotech Ltd.*(b)	21,924	417,433
Planar Systems, Inc.*(b)	89,322	371,580
SuperCom Ltd.*(b)	16,512	189,228
Tech Data Corp.*(b)	11,704	682,694
Vishay Precision Group, Inc.*(b)	15,109	210,922
Zebra Technologies Corp., Class A*(b)	14,415	1,551,486
		9,022,217
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc.(b)	60,352	1,255,322
Cameron International Corp.*	31,624	1,595,747
Core Laboratories N.V.	100	10,963
Dril-Quip, Inc.*(a)	3,458	201,982
FMC Technologies, Inc.*	47,906	1,569,401
Halliburton Co.(a)	31,423	1,313,167
Helmerich & Payne, Inc.(a)	27,456	1,585,309
Nabors Industries Ltd.(a)(b)	110,369	1,281,384
National Oilwell Varco, Inc.(a)	37,163	1,565,677
Noble Corp. plc(a)	86,892	1,038,359
Patterson-UTI Energy, Inc.(a)	36,022	593,823
Profire Energy, Inc.*(b)	26,735	28,874
Schlumberger Ltd.(b)	19,307	1,599,006
Seadrill Ltd.(a)	138,500	1,234,035
Tecnicas Reunidas S.A.	12,104	616,274
Transocean Ltd.(b)	6,626	88,211
		15,577,534
Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.(a)	2,376	242,863
Cia Brasileira de Distribuicao (ADR)	5,418	117,787
Costco Wholesale Corp.(b)	23,600	3,429,080
Koninklijke Ahold N.V.	48,956	974,508
SpartanNash Co.(b)	7,354	236,872

	SHARES	VALUE
Food & Staples Retailing (continued)
Sysco Corp.(a)(b)	19,597	$711,567
United Natural Foods, Inc.*	600	27,318
Walgreens Boots Alliance, Inc.(b)	25,013	2,417,006
Wal-Mart Stores, Inc.(b)	9,285	668,334
		8,825,335
Food Products - 1.8%
Bunge Ltd.(a)(b)	6,100	487,085
Cal-Maine Foods, Inc.(a)	4,900	265,384
Campbell Soup Co.(a)	14,923	735,853
ConAgra Foods, Inc.	75,085	3,308,245
Darling Ingredients, Inc.*(a)	16,771	215,507
General Mills, Inc.	8,513	495,542
Hain Celestial Group, Inc./The*(a)	19,006	1,292,028
Ingredion, Inc.(a)	9,937	876,443
John B Sanfilippo & Son, Inc.(b)	2,498	129,871
McCormick & Co., Inc.(a)	19,662	1,612,481
Mead Johnson Nutrition Co.	41,949	3,707,872
Nestle S.A.	6,463	489,591
Pilgrim’s Pride Corp.(a)(b)	23,600	510,704
Pinnacle Foods, Inc.	46,138	2,073,903
WhiteWave Foods Co./The*(b)	18,200	939,484
		17,139,993
Gas Utilities - 0.1%
AGL Resources, Inc.(b)	11,089	533,159
Questar Corp.(a)	19,122	423,361
		956,520
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories(b)	31,494	1,596,431
ABIOMED, Inc.*(a)(b)	20,350	1,576,311
Alere, Inc.*(b)	12,019	584,244
Align Technology, Inc.*	4,400	275,880
Boston Scientific Corp.*(a)	87,112	1,510,522
CR Bard, Inc.	6,495	1,277,242
Cynosure, Inc., Class A*(b)	8,237	319,596
DexCom, Inc.*	19,215	1,626,550
Edwards Lifesciences Corp.*	10,533	1,602,701
Fonar Corp.*	19,028	184,762
Greatbatch, Inc.*(b)	7,380	402,431
Guerbet	13,457	866,058

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Health Care Equipment & Supplies (continued)
Hill-Rom Holdings, Inc.(a)	4,132	$231,516
Intuitive Surgical, Inc.*	772	411,607
Medtronic plc(b)	18,318	1,435,948
NuVasive, Inc.*(a)(b)	13,457	740,269
RTI Surgical, Inc.*(b)	68,875	501,410
St Jude Medical, Inc.(a)(b)	21,668	1,599,532
Stryker Corp.(b)	454	46,431
Synergetics U.S.A., Inc.*(b)	43,940	212,230
Syneron Medical Ltd.*(b)	12,736	131,435
Teleflex, Inc.	223	29,880
West Pharmaceutical Services, Inc.(a)(b)	2,167	129,738
Zimmer Biomet Holdings, Inc.	957	99,595
		17,392,319
Health Care Providers & Services - 3.3%
Aetna, Inc.(b)	1,700	192,049
Air Methods Corp.*(b)	10,690	421,079
Alliance HealthCare Services, Inc.*(b)	440	6,582
AmerisourceBergen Corp.(b)	9,300	983,475
Anthem, Inc.(b)	18,610	2,870,965
BioTelemetry, Inc.*(b)	33,720	412,395
Brookdale Senior Living, Inc.*(b)	310,568	10,289,118
Cardinal Health, Inc.(b)	8,900	756,322
Centene Corp.*(b)	6,300	441,819
Community Health Systems, Inc.*(b)	46,351	2,711,997
DaVita HealthCare Partners, Inc.*(b)	10,236	808,951
HCA Holdings, Inc.*(b)	21,478	1,997,669
Henry Schein, Inc.*(b)	2,868	424,407
InfuSystems Holdings, Inc.*(b)	51,815	162,699
Laboratory Corp of America Holdings*(b)	5,478	697,295
LifePoint Health, Inc.*	5,645	467,745
Molina Healthcare, Inc.*(b)	8,362	630,746
Omnicare, Inc.	2,000	193,700
Patterson Cos., Inc.(a)	11,559	579,799
Tenet Healthcare Corp.*(b)	28,429	1,600,553
UnitedHealth Group, Inc.(a)	31,238	3,792,293
Universal Health Services, Inc., Class B(b)	10,794	1,567,613

	SHARES	VALUE
Health Care Providers & Services (continued)
WellCare Health Plans, Inc.*(b)	2,228	$180,022
		32,189,293
Health Care Technology - 0.0%†
Connecture, Inc.*(b)	12,682	119,591
Quality Systems, Inc.(b)	962	12,266
		131,857
Hotels, Restaurants & Leisure - 1.9%
Aramark(b)	46,000	1,463,720
Bloomin’ Brands, Inc.	7,500	174,675
Brinker International, Inc.(a)	8,744	523,766
Carnival Corp.(b)	41,850	2,230,186
Century Casinos, Inc.*(b)	21,006	129,817
Cheesecake Factory, Inc./The(a)	9,416	543,680
Cracker Barrel Old Country Store, Inc.(a)(b)	7,080	1,075,381
Darden Restaurants, Inc.(a)	29,149	2,150,030
Del Frisco’s Restaurant Group, Inc.*(b)	23,781	379,307
Del Taco Restaurants, Inc.*(b)	26,901	422,346
Domino’s Pizza, Inc.(a)	2,800	318,752
Hyatt Hotels Corp., Class A*	1,979	110,488
Jack in the Box, Inc.	7,000	665,000
Marriott Vacations Worldwide Corp.(b)	1,527	127,657
McDonald’s Corp.	12,068	1,205,110
MGM Resorts International*(b)	63,301	1,241,966
RCI Hospitality Holdings, Inc.*(b)	34,406	383,971
Royal Caribbean Cruises Ltd.(a)	1,500	134,775
Sonic Corp.	49,200	1,462,224
Starbucks Corp.	1,900	110,067
Texas Roadhouse, Inc.(b)	11,081	436,481
Wynn Resorts Ltd.	14,643	1,511,597
Yum! Brands, Inc.(b)	18,320	1,607,763
		18,408,759
Household Durables - 1.4%
Cairn Homes plc*	686,292	817,786
Century Communities, Inc.*(b)	5,889	118,958
DR Horton, Inc.	5,500	163,295
Ethan Allen Interiors, Inc.(a)(b)	10,987	331,698

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Household Durables (continued)
GoPro, Inc., Class A*(a)	8,200	$509,220
Harman International Industries, Inc.(b)	4,750	511,385
Jarden Corp.*(a)	28,908	1,589,940
Leggett & Platt, Inc.	24,289	1,161,257
Mohawk Industries, Inc.*(a)(b)	21,588	4,351,925
Newell Rubbermaid, Inc.(a)	8,650	374,372
SEB S.A.	7,743	781,154
Sony Corp. (ADR)*	14,300	405,405
Tupperware Brands Corp.(a)	6,584	384,966
Whirlpool Corp.(b)	10,223	1,816,934
William Lyon Homes, Class A*(b)	19,496	465,175
		13,783,470
Household Products - 0.4%
Henkel AG & Co. KGaA (Preference shares)	5,275	625,673
Procter & Gamble Co./The(b)	46,600	3,574,220
		4,199,893
Independent Power and Renewable Electricity Producers - 1.0%
AES Corp.	8,800	112,640
Atlantic Power Corp.(b)	70,581	175,747
Calpine Corp.*(a)(b)	231,766	4,241,318
NRG Energy, Inc.(a)	163,815	3,677,647
TerraForm Power, Inc., Class A*(b)	33,600	1,013,376
Vivint Solar, Inc.*(b)	39,124	597,032
		9,817,760
Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.(b)	8,166	826,889
General Electric Co.(a)	16,873	440,385
Koninklijke Philips N.V. (ADR)	10,100	280,881
Siemens AG	11,327	1,212,142
		2,760,297
Insurance - 2.0%
ACE Ltd.	2,700	293,679
Aflac, Inc.	123	7,878
Allianz SE	3,550	581,309
Allied World Assurance Co. Holdings AG(b)	7,073	298,905
Allstate Corp./The	100	6,895
AmTrust Financial Services, Inc.(b)	2,100	145,971
	SHARES	VALUE
Insurance (continued)
Aon plc(b)	15,818	$1,593,980
Arthur J Gallagher & Co.(a)	5,707	270,683
Assurant, Inc.(b)	9,778	729,439
AXA S.A.	42,968	1,132,551
Cincinnati Financial Corp.(a)	18,277	1,009,073
Crawford & Co., Class A(b)	542	3,518
Everest Re Group Ltd.(a)	10,754	1,969,272
First American Financial Corp.	6,600	267,828
Genworth Financial, Inc., Class A*	79,600	557,996
Hartford Financial Services Group, Inc./The(a)	33,594	1,597,395
Lincoln National Corp.(b)	3,029	170,593
Maiden Holdings Ltd.(b)	16,083	266,013
Marsh & McLennan Cos., Inc.	27,257	1,579,271
MetLife, Inc.(a)	15,753	878,072
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,690	494,253
National Western Life Insurance Co., Class A	1,517	365,582
Primerica, Inc.(a)	2,344	106,019
Principal Financial Group, Inc.(a)	168	9,326
Progressive Corp./The(a)	23,057	703,238
Prudential Financial, Inc.(b)	23,155	2,045,976
Reinsurance Group of America, Inc.(b)	3,168	305,775
RenaissanceRe Holdings Ltd.(a)	5,746	616,546
Swiss Life Holding AG*	1,256	296,615
Swiss Re AG	706	63,564
Unum Group(b)	23,133	829,087
Validus Holdings Ltd.(b)	11,288	523,199
Zurich Insurance Group AG*	300	91,369
		19,810,870
Internet & Catalog Retail - 1.4%
Ctrip.com International Ltd. (ADR)*	12,077	864,472
Expedia, Inc.(a)	20,185	2,451,266
HomeAway, Inc.*	12,516	375,980
Liberty Interactive Corp. QVC Group, Class A*(a)	45,110	1,310,445
Liberty Ventures*(b)	112,466	4,665,090
Netflix, Inc.*	19,254	2,200,925

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Internet & Catalog Retail (continued)
Priceline Group, Inc./The*(b)	382	$475,044
TripAdvisor, Inc.*(a)(b)	8,355	663,220
Zalando SE*(c)	14,862	506,641
		13,513,083
Internet Software & Services - 1.6%
58.com, Inc. (ADR)*	5,000	296,950
Autohome, Inc. (ADR)*	10,700	415,053
Cornerstone OnDemand, Inc.*(a)	15,389	554,927
Criteo S.A. (ADR)*	5,100	271,473
DHI Group, Inc.*(b)	13,449	107,189
eBay, Inc.*	25,306	711,605
Facebook, Inc., Class A*	16,936	1,592,153
IAC/InterActiveCorp(a)	20,879	1,613,112
LinkedIn Corp., Class A*	7,099	1,442,943
LogMeIn, Inc.*	2,138	157,314
MercadoLibre, Inc.(a)	6,700	875,623
Perion Network Ltd.*	92,050	235,648
Rackspace Hosting, Inc.*(b)	141,847	4,827,053
Rightside Group Ltd.*(b)	10,065	71,965
SINA Corp.*(b)	8,368	339,824
Yahoo!, Inc.*(b)	19,194	703,844
Youku Tudou, Inc. (ADR)*(b)	66,700	1,293,980
		15,510,656
IT Services - 2.1%
Acxiom Corp.*(a)(b)	14,452	258,835
Alliance Data Systems Corp.*(a)	700	192,528
Amdocs Ltd.(b)	1,610	94,427
Automatic Data Processing, Inc.	19,583	1,562,136
Broadridge Financial Solutions, Inc.(b)	22,206	1,205,120
Cap Gemini S.A.	13,973	1,335,856
Cognizant Technology Solutions Corp., Class A*(a)(b)	7,868	496,471
Computer Sciences Corp.(b)	10,500	687,015
CoreLogic, Inc.*	9,727	383,633
Datalink Corp.*(b)	18,242	123,681
Fidelity National Information Services, Inc.	24,487	1,602,184
Fiserv, Inc.*	15,848	1,376,557
FleetCor Technologies, Inc.*	9,000	1,393,380
	SHARES	VALUE
IT Services (continued)
Gartner, Inc.*	1,748	$154,820
Global Cash Access Holdings, Inc.*(b)	61,172	308,919
Global Payments, Inc.	11,907	1,334,656
International Business Machines Corp.(a)	100	16,199
Leidos Holdings, Inc.	8,313	339,170
MasterCard, Inc., Class A	4,731	460,799
Net 1 UEPS Technologies, Inc.*(b)	8,812	171,129
Planet Payment, Inc.*(b)	44,675	113,921
Sabre Corp.(b)	4,000	106,400
Total System Services, Inc.(a)	5,184	239,605
VeriFone Systems, Inc.*(b)	36,580	1,177,144
Visa, Inc., Class A(b)	44,550	3,356,397
Western Union Co./The(b)	31,200	631,488
WEX, Inc.*(b)	7,477	762,953
WidePoint Corp.*(b)	42,511	88,848
Xerox Corp.(b)	83,718	922,572
		20,896,843
Leisure Products - 0.3%
Hasbro, Inc.(a)	16,270	1,281,100
Mattel, Inc.(a)	78,086	1,812,376
Summer Infant, Inc.*(b)	46,866	93,732
		3,187,208
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.(b)	16,568	678,459
Charles River Laboratories International, Inc.*	14,606	1,133,718
Gerresheimer AG	1,198	88,034
Lonza Group AG*	4,432	642,578
WuXi PharmaTech Cayman, Inc. (ADR)*(b)	13,928	578,012
		3,120,801
Machinery - 1.8%
Actuant Corp., Class A(b)	362	8,348
Allison Transmission Holdings, Inc.(b)	33,678	982,724
Chart Industries, Inc.*(b)	22,394	611,356
Colfax Corp.*(a)	6,654	253,784
Cummins, Inc.(b)	4,544	588,584
Deere & Co.	11,671	1,103,726
Dover Corp.(a)	24,954	1,598,803
Federal Signal Corp.(b)	7,338	109,777

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Machinery (continued)
Haulotte Group S.A.	31,913	$602,483
Illinois Tool Works, Inc.	60,700	5,430,829
Ingersoll-Rand plc	53,152	3,263,533
Joy Global, Inc.(a)	8,349	220,497
Pall Corp.	1,400	177,030
Stabilus S.A.*	17,455	642,289
Stanley Black & Decker, Inc.(b)	15,429	1,627,605
Timken Co./The(b)	9,198	307,029
Woodward, Inc.(b)	12	592
		17,528,989
Marine - 0.1%
Kirby Corp.*(a)	10,035	726,634
Safe Bulkers, Inc.(b)	33,315	114,604
		841,238
Media - 3.8%
AMC Networks, Inc., Class A*(a)(b)	4,615	388,675
Comcast Corp., Class A(b)	52,783	3,293,683
Cumulus Media, Inc., Class A*(b)	38,833	64,075
DISH Network Corp., Class A*	13,700	885,157
Global Eagle Entertainment, Inc.*(b)	16,982	210,917
IMAX Corp.*	8,851	331,116
Interpublic Group of Cos., Inc./The(b)	33,783	719,578
Lions Gate Entertainment Corp.(b)	203,005	7,953,736
Madison Square Garden Co./The, Class A*	7,177	598,562
Scripps Networks Interactive, Inc., Class A(a)(b)	5,999	375,417
Starz, Class A*(b)	121,985	4,934,293
Stroeer SE	19,441	962,827
Time Warner Cable, Inc.	34,774	6,607,408
Time Warner, Inc.(b)	96,635	8,507,745
Time, Inc.(b)	13,642	304,489
Viacom, Inc., Class B(b)	14,029	799,653
		36,937,331
Metals & Mining - 1.0%
AK Steel Holding Corp.*	80,300	236,885
APERAM S.A.*	12,763	470,900
Barrick Gold Corp.(b)	138,407	977,153
	SHARES	VALUE
Metals & Mining (continued)
Carpenter Technology Corp.(a)	1,558	$58,487
Freeport-McMoRan, Inc.(a)	143,150	1,682,013
Nucor Corp.(b)	18,897	834,114
Randgold Resources Ltd. (ADR)(b)	8,520	514,352
Reliance Steel & Aluminum Co.(a)(b)	17,255	1,045,653
Royal Gold, Inc.(b)	25,150	1,268,063
Steel Dynamics, Inc.(a)(b)	111,885	2,241,057
U.S. Silica Holdings, Inc.	1,400	31,528
		9,360,205
Multiline Retail - 1.2%
Big Lots, Inc.(a)(b)	14,942	645,196
Bon-Ton Stores, Inc./The(b)	13,634	59,581
Dillard’s, Inc., Class A(b)	6,654	677,909
Dollar General Corp.(b)	26,422	2,123,536
Dollar Tree, Inc.*(b)	8,824	688,537
Europris ASA*(c)	85,578	435,829
Kohl’s Corp.(a)(b)	33,736	2,068,691
Macy’s, Inc.	23,258	1,606,197
Target Corp.(a)(b)	38,200	3,126,670
		11,432,146
Multi-Utilities - 0.6%
Ameren Corp.(b)	36,342	1,492,929
CenterPoint Energy, Inc.	12,600	243,684
CMS Energy Corp.	9,500	325,470
DTE Energy Co.	17,345	1,395,579
MDU Resources Group, Inc.(a)	4,059	79,191
NiSource, Inc.	84,700	1,478,862
Sempra Energy	500	50,890
WEC Energy Group, Inc.(b)	12,188	597,212
		5,663,817
Oil, Gas & Consumable Fuels - 4.6%
Aegean Marine Petroleum Network, Inc.(b)	25,066	273,971
Anadarko Petroleum Corp.(b)	21,043	1,564,547
Cabot Oil & Gas Corp.(a)	18,554	485,373
Chevron Corp.(b)	33,234	2,940,544
Cobalt International Energy, Inc.*(a)	53,309	411,012
Concho Resources, Inc.*	14,868	1,584,334
ConocoPhillips(a)	30,968	1,558,929
CONSOL Energy, Inc.(a)	79,528	1,313,803

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.*(a)	46,045	$1,538,363
Cosan Ltd., Class A(b)	14,034	65,960
Denbury Resources, Inc.	79,600	313,624
DHT Holdings, Inc.(b)	71,266	566,565
Energen Corp.(a)	3,826	211,195
EOG Resources, Inc.	20,531	1,584,788
EQT Corp.(a)	18,579	1,427,796
Golar LNG Ltd.(a)	57,175	2,462,527
Gran Tierra Energy, Inc.*(b)	202,229	444,904
Gulfport Energy Corp.*(a)	33,122	1,085,077
Hess Corp.	16,085	949,176
HollyFrontier Corp.(a)	44,468	2,146,026
Ithaca Energy, Inc.*	189,507	108,675
Marathon Oil Corp.(a)	68,513	1,439,458
Marathon Petroleum Corp.(b)	41,359	2,261,096
Murphy Oil Corp.(a)	41,145	1,349,145
Navigator Holdings Ltd.*(b)	9,316	159,397
Navios Maritime Acquisition Corp.(b)	32,577	129,005
Neste OYJ	21,872	607,970
Noble Energy, Inc.(a)	44,606	1,571,469
Nordic American Tankers Ltd.	16,400	246,328
Pacific Ethanol, Inc.*(b)	4,704	34,715
PBF Energy, Inc., Class A(a)	9,500	299,915
PDC Energy, Inc.*	2,800	131,460
Phillips 66(b)	40,185	3,194,707
Pioneer Natural Resources Co.(b)	5,131	650,457
QEP Resources, Inc.(a)	73,094	1,014,545
Range Resources Corp.(a)(b)	40,464	1,591,854
RSP Permian, Inc.*	41,000	1,016,800
Teekay Corp.(b)	9,397	336,507
Tesoro Corp.(a)(b)	32,124	3,126,950
Valero Energy Corp.	24,220	1,588,832
Western Refining, Inc.	3,721	164,319
Whiting Petroleum Corp.*(b)	39,225	803,720
		44,755,838
Paper & Forest Products - 0.1%
Domtar Corp.(a)(b)	8,531	346,870
International Paper Co.(a)	16,000	765,920
		1,112,790
	SHARES	VALUE
Personal Products - 0.3%
Natural Health Trends Corp.(b)	3,217	$97,475
Nu Skin Enterprises, Inc., Class A	11,900	471,835
Ontex Group N.V.	3,331	101,297
Unilever N.V. (CVA)	23,528	1,054,515
Unilever plc (ADR)(b)	21,505	974,822
		2,699,944
Pharmaceuticals - 4.2%
AbbVie, Inc.(b)	10,657	746,097
Akorn, Inc.*	1,200	55,332
Allergan plc*(b)	37,924	12,558,533
Bristol-Myers Squibb Co.(a)(b)	8,949	587,412
Depomed, Inc.*	12,361	389,371
Eli Lilly & Co.	19,074	1,611,944
GlaxoSmithKline plc (ADR)	36,993	1,606,976
Ipsen S.A.	13,835	889,170
Jazz Pharmaceuticals plc*	5,034	967,736
Johnson & Johnson(b)	8,528	854,591
Mallinckrodt plc*	100	12,396
Merck & Co., Inc.	27,545	1,624,053
Merck KGaA	4,422	449,805
Mylan N.V.*	1,767	98,934
Novartis AG	13,711	1,424,593
Novo Nordisk A/S, Class B	30,651	1,797,149
Pacira Pharmaceuticals, Inc.*(b)	20,806	1,381,934
Perrigo Co. plc	1,810	347,882
Pfizer, Inc.(b)	45,130	1,627,388
Roche Holding AG	1,408	406,678
Sagent Pharmaceuticals, Inc.*(b)	11,244	276,378
Sanofi	13,283	1,429,192
Sucampo Pharmaceuticals, Inc., Class A*(b)	29,319	638,861
Supernus Pharmaceuticals, Inc.*(b)	5,634	119,497
Teva Pharmaceutical Industries Ltd. (ADR)	3,446	237,843
Valeant Pharmaceuticals International, Inc.*(b)	35,737	9,203,350
		41,343,095
Professional Services - 0.8%
Adecco S.A.*	10,509	877,109
Asiakastieto Group OYJ*(c)	29,518	458,717

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Professional Services (continued)
Equifax, Inc.	15,784	$1,612,020
ManpowerGroup, Inc.(b)	23,853	2,158,219
Robert Half International, Inc.	5,000	275,150
SGS S.A.	11	21,003
Towers Watson & Co., Class A	4,554	577,356
Verisk Analytics, Inc., Class A*	20,515	1,602,427
		7,582,001
Real Estate Investment Trusts (REITs) - 0.9%
American Capital Agency Corp.	13,032	250,996
Bluerock Residential Growth REIT, Inc.(b)	28,605	366,144
Campus Crest Communities, Inc.(b)	372,853	2,125,262
Cherry Hill Mortgage Investment Corp.(b)	26,097	424,598
Chimera Investment Corp.(b)	30,434	433,076
Communications Sales & Leasing, Inc.(b)	5,120	106,752
GEO Group, Inc./The(b)	2,739	103,397
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	12,102	242,887
HCP, Inc.(b)	20,700	799,848
New Residential Investment Corp.(b)	33,126	519,747
New Senior Investment Group, Inc.(b)	125,163	1,619,609
Newcastle Investment Corp.(b)	38,357	188,333
NexPoint Residential Trust, Inc.(b)	21,121	273,940
Preferred Apartment Communities, Inc.(b)	40,501	458,876
RAIT Financial Trust(b)	101,316	530,896
Starwood Property Trust, Inc.	6,900	150,144
		8,594,505
Real Estate Management & Development - 0.0%†
CBRE Group, Inc., Class A*	4,196	159,322
Jones Lang LaSalle, Inc.	1,245	221,660
		380,982
Road & Rail - 0.5%
Covenant Transportation Group, Inc., Class A*(b)	16,205	382,600
Genesee & Wyoming, Inc., Class A*(a)	16,973	1,208,817
Heartland Express, Inc.(b)	12,633	269,462
	SHARES	VALUE
Road & Rail (continued)
Knight Transportation, Inc.	9,200	$248,768
Landstar System, Inc.(b)	6,326	455,662
Nobina AB*(c)	108,382	429,671
Norfolk Southern Corp.(b)	18,757	1,581,778
Swift Transportation Co.*(b)	17,861	425,449
Union Pacific Corp.(b)	4,309	420,515
		5,422,722
Semiconductors & Semiconductor Equipment - 1.7%
Altera Corp.	2,750	136,565
Analog Devices, Inc.(b)	25,628	1,494,881
Applied Materials, Inc.(b)	25,000	434,000
ARM Holdings plc (ADR)(a)(b)	623	29,306
Avago Technologies Ltd.(b)	2,600	325,364
Axcelis Technologies, Inc.*(b)	17,340	51,153
Broadcom Corp., Class A	2,750	139,177
Canadian Solar, Inc.*	44,800	1,203,104
Cree, Inc.*(a)	26,077	642,798
Cypress Semiconductor Corp.*	62,570	718,304
Dialog Semiconductor plc*	12,035	599,014
Himax Technologies, Inc. (ADR)	19,900	143,280
Integrated Device Technology, Inc.*(b)	92,873	1,774,803
Intel Corp.(a)	15,600	451,620
KLA-Tencor Corp.	28,789	1,527,256
Lam Research Corp.(a)	17,184	1,320,934
Linear Technology Corp.	10,760	441,160
Mattson Technology, Inc.*(b)	30,784	88,042
Maxim Integrated Products, Inc.	39,898	1,358,128
Mellanox Technologies Ltd.*(a)	11,296	474,997
Micron Technology, Inc.*(a)	7,700	142,527
NVIDIA Corp.(a)	4,279	85,366
ON Semiconductor Corp.*(b)	23,200	246,384
Sequans Communications S.A. (ADR)*(a)(b)	59,428	82,011
Silicon Laboratories, Inc.*(b)	1,011	45,485
Skyworks Solutions, Inc.	2,000	191,340
SunEdison, Inc.*(a)(b)	17,400	405,072
Synaptics, Inc.*(b)	4,833	383,644
Tessera Technologies, Inc.(b)	9,777	338,871
Xcerra Corp.*(b)	16,509	103,759

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.(a)(b)	28,304	$1,181,692
		16,560,037
Software - 2.6%
Activision Blizzard, Inc.(b)	38,872	1,002,509
Adobe Systems, Inc.*(b)	19,836	1,626,354
Aspen Technology, Inc.*(a)	11,578	513,832
Autodesk, Inc.*	5,859	296,348
CDK Global, Inc.(b)	15,540	802,485
Check Point Software Technologies Ltd.*(a)	22,536	1,820,233
Citrix Systems, Inc.*	9,390	709,978
CommVault Systems, Inc.*(a)	10,453	391,674
CyberArk Software Ltd.*	9,000	532,170
Electronic Arts, Inc.*	22,303	1,595,780
Ellie Mae, Inc.*(a)	8,177	641,486
ePlus, Inc.*(b)	1,377	105,905
FactSet Research Systems, Inc.(a)	1,200	198,792
Fortinet, Inc.*	28,180	1,345,313
Guidewire Software, Inc.*(a)	4,588	270,921
Intuit, Inc.(a)	15,835	1,674,868
Manhattan Associates, Inc.*	16,036	1,039,453
NetScout Systems, Inc.*	7,100	283,148
NetSuite, Inc.*(a)(b)	8,232	813,651
Qlik Technologies, Inc.*(a)(b)	53,461	2,163,032
Red Hat, Inc.*(b)	20,296	1,605,008
ServiceNow, Inc.*(b)	19,900	1,601,950
SolarWinds, Inc.*	25,200	1,005,228
Splunk, Inc.*(a)(b)	25,286	1,768,503
SS&C Technologies Holdings, Inc.	7,900	537,437
Synopsys, Inc.*(a)(b)	6,001	305,091
Telenav, Inc.*(b)	13,598	95,186
TiVo, Inc.*(b)	22,322	222,327
Tyler Technologies, Inc.*	188	26,233
Ultimate Software Group, Inc./The*(b)	1,746	321,631
Workday, Inc., Class A*	3,225	271,964
		25,588,490
Specialty Retail - 3.2%
Aaron’s, Inc.(b)	9,940	367,581
Abercrombie & Fitch Co., Class A(a)(b)	25,531	512,918
American Eagle Outfitters, Inc.	80,743	1,433,188
	SHARES	VALUE
Specialty Retail (continued)
Asbury Automotive Group, Inc.*(b)	3,813	$336,688
AutoNation, Inc.*(a)(b)	25,644	1,598,647
Best Buy Co., Inc.(a)	4,200	135,618
Buckle, Inc./The(b)	9,058	400,635
Cabela’s, Inc.*(a)	2,241	99,568
CarMax, Inc.*(a)	23,203	1,496,826
Dick’s Sporting Goods, Inc.	44,074	2,246,893
DSW, Inc., Class A(a)	36,337	1,181,679
Five Below, Inc.*(a)	19,187	707,425
Gap, Inc./The(a)	9,700	353,856
GNC Holdings, Inc., Class A(a)	21,379	1,052,061
Home Depot, Inc./The	8,553	1,000,958
L Brands, Inc.	12,427	1,003,107
Lithia Motors, Inc., Class A	3,067	367,089
Lowe’s Cos., Inc.	8,000	554,880
O’Reilly Automotive, Inc.*	1,748	420,062
Outerwall, Inc.(b)	13,552	959,753
Pier 1 Imports, Inc.(b)	33,684	397,808
Ross Stores, Inc.	23,000	1,222,680
Sally Beauty Holdings, Inc.*	8,200	244,278
Select Comfort Corp.*(b)	39,875	1,038,345
Signet Jewelers Ltd.(b)	33,034	4,004,381
Sonic Automotive, Inc., Class A(b)	16,457	383,284
Staples, Inc.(b)	101,300	1,490,123
Tiffany & Co.(a)(b)	13,837	1,324,201
Tile Shop Holdings, Inc.*(b)	15,093	215,528
Tractor Supply Co.(a)(b)	17,474	1,616,694
Ulta Salon Cosmetics & Fragrance, Inc.*	2,646	439,315
Vitamin Shoppe, Inc.*(b)	10,140	372,746
Williams-Sonoma, Inc.(a)(b)	24,134	2,043,184
		31,021,999
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.(b)	8,600	1,043,180
Hewlett-Packard Co.(a)	59,633	1,819,999
Logitech International S.A.	45,452	653,817
Quantum Corp.*(b)	443,472	470,080
S&T AG	132,296	693,053
U.S.A. Technologies, Inc.*(b)	18,832	63,464
		4,743,593

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 1.2%
Carter’s, Inc.(a)	22,458	$2,277,466
Cie Financiere Richemont S.A.	1,046	90,279
Coach, Inc.(b)	14,100	439,920
Deckers Outdoor Corp.*(a)	16,219	1,182,041
Fossil Group, Inc.*(a)	33,376	2,294,600
G-III Apparel Group Ltd.*	3,100	223,913
lululemon athletica, Inc.*(a)	16,200	1,018,332
Michael Kors Holdings Ltd.*	17,138	719,625
OVS S.p.A.*(c)	125,146	829,460
Pandora A/S	9,859	1,108,527
PVH Corp.(b)	13,838	1,605,761
Rocky Brands, Inc.(b)	19,556	355,137
Swatch Group AG/The	62	26,698
		12,171,759
Thrifts & Mortgage Finance - 0.5%
Federal Agricultural Mortgage Corp., Class C(b)	15,116	404,353
HomeStreet, Inc.*(b)	14,894	336,753
Hudson City Bancorp, Inc.	212,200	2,187,782
Meta Financial Group, Inc.(b)	2,093	105,822
MGIC Investment Corp.*(a)	95,361	1,055,646
Nationstar Mortgage Holdings, Inc.*(b)	14,585	270,552
Ocwen Financial Corp.*(b)	29,194	246,106
Stonegate Mortgage Corp.*(b)	35,246	337,304
		4,944,318
Tobacco - 0.1%
Reynolds American, Inc.(b)	6,500	557,635

Trading Companies & Distributors - 2.5%
AerCap Holdings N.V.*(b)	221,880	10,392,859
Cramo OYJ	32,039	645,678
HD Supply Holdings, Inc.*(b)	253,736	9,083,749
MSC Industrial Direct Co., Inc., Class A(a)	19,271	1,373,252
United Rentals, Inc.*	20,600	1,379,994
WESCO International, Inc.*(b)	6,029	369,940
WW Grainger, Inc.	5,020	1,148,124
		24,393,596
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc.*	21,451	208,718
China Mobile Ltd. (ADR)(b)	3,711	241,215
	SHARES	VALUE
Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A*(b)	17,641	$2,129,622
SK Telecom Co., Ltd. (ADR)(a)	13,862	332,549
SoftBank Group Corp.	18,100	1,004,931
Telephone & Data Systems, Inc.(b)	11,044	324,804
Vodafone Group plc (ADR)(b)	16,183	611,394
		4,853,233
TOTAL COMMON STOCKS (cost $805,383,466)		797,351,321

PREFERRED STOCKS - 0.1%
Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp. 5.50%, 02/05/2018*(b)	5,700	578,379
Campus Crest Communities, Inc. 8.00%, 02/09/2017*(b)(e)	14,541	350,147
TOTAL PREFERRED STOCKS (cost $926,192)		928,526

EXCHANGE TRADED FUNDS - 1.9%
iShares iBoxx $ High Yield Corporate Bond ETF	34,391	3,025,376
Market Vectors Gold Miners ETF(b)	11,110	152,762
SPDR Dow Jones International Real Estate ETF	51,346	2,171,422
SPDR S&P 500 ETF Trust(a)	21,891	4,608,056
Vanguard Global ex-U.S. Real Estate ETF	67,718	3,731,262
Vanguard REIT ETF	56,183	4,438,457
TOTAL EXCHANGE TRADED FUNDS (cost $18,382,263)		18,127,335

	PRINCIPAL AMOUNT
ASSET-BACKED SECURITIES - 1.5%
Aberdeen Loan Funding Ltd., Series 2008-1A, Class A, 0.93%, 11/1/2018(c)(f)	$486,069	482,340
ACIS CLO Ltd. Series 2013-1A, Class A 1.40%, 4/18/2024(c)(f)	700,000	678,846
Series 2014-1A, Class A 1.70%, 5/1/2026(c)(f)	1,550,000	1,536,842

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
ASSET-BACKED SECURITIES (continued)
Anchorage Capital CLO Ltd., Series 2014-4A, Class A2, 2.45%, 7/28/2026(c)(f)	$1,000,000	$991,244
ARES XII CLO Ltd., Series 2007-12A, Class A, 0.91%, 11/25/2020(c)(f)	514,858	510,903
Crown Point CLO III Ltd., Series 2015-3A, Class A2, 1.80%, 12/31/2027(c)(f)	1,000,000	987,269
Cutwater Ltd., Series 2015-1A, Class A2, 1.81%, 7/15/2027(c)(f)	750,000	744,592
Four Corners CLO II Ltd., Series 2006-2A, Class A, 0.57%, 1/26/2020(c)(f)	457,368	451,461
Greywolf CLO V Ltd., Series 2015-1A, Class A1, 1.87%, 4/25/2027(c)(f)	350,000	350,615
Halcyon Loan Advisors Funding Ltd.
Series 2015-1A, Class A, 1.62%, 4/20/2027(c)(f)	400,000	396,376
Series 2015-2A, Class A, 1.73%, 7/25/2027(c)(f)	550,000	544,532
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.44%, 7/15/2025(c)(f)	1,000,000	984,200
KVK CLO Ltd., Series 2013-2A, Class B, 2.29%, 1/15/2026(c)(f)	1,500,000	1,481,790
Marathon CLO VI Ltd., Series 2014-6A, Class A2, 2.33%, 5/13/2025(c)(f)	1,000,000	981,451
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class A(c)	800,000	788,188
OFSI Fund VI Ltd., Series 2014-6A, Class A1, 1.20%, 3/20/2025(c)(f)	500,000	488,777
Sound Point CLO VIII Ltd.
Series 2015-1A, Class A, 1.82%, 4/15/2027(c)(f)	900,000	897,480
Series 2015-1A, Class B, 2.34%, 4/15/2027(c)(f)	250,000	245,240
York CLO Ltd., Series 2014-1A, Class A, 1.85%, 1/22/2027(c)(f)	600,000	600,420
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A, 1.74%, 7/16/2027(c)(f)	550,000	541,725
TOTAL ASSET-BACKED SECURITIES (cost $14,580,484)		14,684,291
	PRINCIPAL AMOUNT		VALUE
AGENCY CMO - 3.6%
U.S. Government Agencies - 3.6%
Federal National Mortgage Association 4.50%, 3/1/2044, TBA		$758,362	$823,029
Federal National Mortgage Association 3.50%, 9/25/2045 IO		22,500,000	23,306,836
Federal National Mortgage Association Connecticut Avenue Securities 4.19%, 5/25/2025 IO(f)		2,000,000	1,935,146
Federal National Mortgage Association REMIC 5.91%, 6/25/2045 IO(f)		2,000,000	374,400
FHLMC Multifamily Structured Pass Through Certificates, Class A2 2.81%, 1/25/2025 IO		2,400,000	2,405,631
Government National Mortgage Association 6.44%, 12/20/2041 IO(f)		10,004,511	2,444,224
Government National Mortgage Association, Class SA 5.91%, 8/20/2042 IO(f)		10,205,922	2,251,836
Government National Mortgage Association, Class SA 5.96%, 12/20/2043 IO(f)		12,865,159	1,720,514
TOTAL AGENCY CMO (cost $35,672,154)			35,261,616

CORPORATE BONDS - 11.8%
Aerospace & Defense - 0.2%
DynCorp International, Inc., 10.38%, 7/1/2017(b)		2,140,000	1,615,700

Banks - 1.2%
Bank of Ireland, 10.00%, 2/12/2020	EUR	1,805,000	2,486,942
Barclays plc, 8.00%, 12/15/2020(e)(f)		930,000	1,119,682
European Investment Bank
3.88%, 6/8/2037	GBP	390,000	724,291
5.00%, 4/15/2039		800,000	1,735,223
5.63%, 6/7/2032		160,000	352,731

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Banks (continued)
JPMorgan Chase & Co.
3.63%, 5/13/2024		$100,000	$100,687
3.88%, 2/1/2024		100,000	102,861
Lloyds Banking Group plc, 7.87%, 06/27/2029(e)(f)	GBP	545,000	909,756
Novo Banco S.A., 4.00%, 1/21/2019	EUR	4,000,000	4,488,912
Wells Fargo & Co., 3.30%, 9/9/2024		$200,000	198,755
			12,219,840
Capital Markets - 0.3%
Lehman Brothers Escrow Holdings
0.00%, 6/29/2010(d)(g)		100,000	10,819
0.00%, 7/31/2010(g)		700,000	74,375
0.00%, 5/12/2014(g)		108,000	11,475
0.00%, 6/10/2014(g)		85,000	9,138
0.00%, 5/26/2015(g)		100,000	10,625
0.00%, 12/30/2016(g)		3,970,000	426,638
0.00%, 12/30/2016(d)(g)		65,000	7,024
0.00%, 2/9/2017(g)		219,000	23,269
0.00%, 5/23/2017(g)		50,000	5,312
0.00%, 2/19/2018(b)(g)		50,000	5,312
0.00%, 7/27/2020(g)		50,000	5,438
0.00%, 7/31/2022(g)		100,000	10,625
0.00%, 6/2/2023(g)		100,000	10,625
0.00%, 5/11/2049(b)(g)		50,000	5,313
5.00%, 4/6/2029(b)(g)		70,000	7,437
6.00%, 8/12/2023(b)(g)		66,000	7,012
6.00%, 10/15/2023(b)(g)		96,000	10,200
6.00%, 10/12/2029(b)(g)		146,000	15,512
6.00%, 4/11/2031(b)(g)		102,000	10,838
6.00%, 2/13/2037(g)		60,000	6,375
6.20%, 9/26/2014(g)		8,000,000	920,000
7.00%, 9/7/2032(b)(g)		163,000	17,726
7.88%, 5/8/2018(g)	GBP	8,000,000	1,592,883
			3,203,971
Chemicals - 0.6%
Hexion, Inc., 8.88%, 2/1/2018		$4,500,000	3,971,250
Perstorp Holding AB
8.75%, 5/15/2017(c)		1,100,000	1,144,000
9.00%, 5/15/2017	EUR	700,000	797,051
			5,912,301
	PRINCIPAL AMOUNT	VALUE
Commercial Services & Supplies - 0.1%
Befesa Zinc SAU Via Zinc Capital S.A., 8.88%, 5/15/2018	$1,000,000	$1,153,190

Communications Equipment - 0.3%
Aegis Merger Sub, Inc., 10.25%, 2/15/2023(c)	2,500,000	2,575,000

Diversified Consumer Services - 0.1%
LTF Merger Sub, Inc., 8.50%, 6/15/2023(c)	650,000	628,875

Diversified Telecommunication Services - 0.6%
Frontier Communications Corp., 7.63%, 4/15/2024	800,000	732,000
Intelsat Luxembourg S.A.
6.75%, 6/1/2018(b)	1,510,000	1,417,513
7.75%, 6/1/2021	4,450,000	3,554,437
Verizon Communications, Inc.
4.67%, 3/15/2055(c)	176,000	155,011
4.86%, 8/21/2046	75,000	71,411
5.15%, 9/15/2023	125,000	137,956
		6,068,328
Electrical Equipment - 0.3%
SolarCity Corp., 1.63%, 11/1/2019(c)(b)	3,325,000	3,241,875

Food & Staples Retailing - 0.3%
New Albertsons, Inc.
6.63%, 6/1/2028	80,000	70,800
7.15%, 7/23/2027	50,000	41,312
7.45%, 8/1/2029	825,000	818,813
8.00%, 5/1/2031	1,990,000	2,009,900
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	75,000	71,422
4.80%, 11/18/2044	175,000	165,103
		3,177,350

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Food Products - 0.4%
Kraft Heinz Foods Co., 4.88%, 2/15/2025(c)		$3,500,000	$3,758,125

Health Care Equipment & Supplies - 0.4%
ConvaTec Finance International S.A., 8.25%, 1/15/2019 PIK(c)		3,625,000	3,593,281

Health Care Providers & Services - 0.4%
inVentiv Health, Inc., 10.00%, 8/15/2018 PIK(c)		3,342,520	3,526,359

Hotels, Restaurants & Leisure - 1.6%
BSREP II Center Parcs Jersey 2 Ltd., 7.00%, 2/28/2042(c)	GBP	850,000	1,363,083
Caesars Entertainment Operating Co., Inc.
9.13%, 2/15/2020(b)(d)		$1,605,000	1,332,437
10.00%, 12/15/2018(d)		1,919,666	604,695
11.25%, 6/1/2017(b)(d)		3,960,000	3,286,800
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope
8.00%, 10/1/2020		1,800,000	1,728,000
11.00%, 10/1/2021		1,000,000	850,000
PortAventura Entertainment Barcelona B.V., 5.61%, 12/1/2019(f)	EUR	3,000,000	3,307,105
Punch Taverns Finance plc
7.27%, 10/15/2026(c)	GBP	547,000	954,602
7.32%, 10/15/2025(c)		875,000	1,555,635
Scientific Games International, Inc., 7.00%, 1/1/2022(c)		$650,000	676,813
			15,659,170
Household Durables - 0.1%
Shea Homes LP / Shea Homes Funding Corp., 5.88%, 4/1/2023(c)		615,000	627,300

Insurance - 0.3%
Ambac Assurance Corp.,
11.00%, 10/1/2021		2,548,976	2,752,894
	PRINCIPAL AMOUNT		VALUE
Internet & Catalog Retail - 0.0%†
Amazon.com, Inc., 3.80%, 12/5/2024		$150,000	$151,356

IT Services - 0.7%
First Data Corp., 12.63%, 1/15/2021		3,840,000	4,454,400
TES Finance plc, 6.75%, 7/15/2020	GBP	1,300,000	2,027,607
			6,482,007
Media - 1.3%
21st Century Fox America, Inc.
3.70%, 9/15/2024		$25,000	24,968
4.75%, 9/15/2044		50,000	49,579
Altice S.A., 7.63%, 2/15/2025(c)(b)		2,945,000	2,893,463
Comcast Corp., 4.65%, 7/15/2042		125,000	128,840
iHeartCommunications, Inc.
9.00%, 3/1/2021		175,000	159,031
9.00%, 9/15/2022(b)		2,050,000	1,852,688
10.63%, 3/15/2023(b)(c)		250,000	235,000
11.25%, 3/1/2021(b)		960,000	920,400
NBCUniversal Media LLC, 4.45%, 1/15/2043		50,000	50,016
Numericable-SFR SAS, 6.25%, 5/15/2024(c)(b)	EUR	3,085,000	3,145,003
Radio One, Inc., 7.38%, 4/15/2022(c)(b)		$2,720,000	2,669,000
Time Warner Cable, Inc.
6.55%, 5/1/2037(b)		301,000	309,029
6.75%, 6/15/2039		146,000	152,299
7.30%, 7/1/2038		155,000	170,045
Time Warner Entertainment Co. LP, 8.38%, 7/15/2033(b)		75,000	92,098
			12,851,459
Metals & Mining - 1.3%
American Gilsonite Co., 11.50%, 9/1/2017(c)		3,490,000	2,975,225
Consolidated Minerals Ltd., 8.00%, 5/15/2020(c)(b)		1,960,000	1,519,000

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Metals & Mining (continued)
First Quantum Minerals Ltd., 7.25%, 5/15/2022(b)(c)	$3,985,000	$2,988,750
HudBay Minerals, Inc., 9.50%, 10/1/2020(b)	1,525,000	1,502,125
Northland Resources AB, 4.00%, 10/15/2020(c)(d)(h)	1,055,311	7,651
Thompson Creek Metals Co., Inc.
7.38%, 6/1/2018(b)	1,060,000	776,450
9.75%, 12/1/2017	2,950,000	2,832,000
12.50%, 5/1/2019	100,000	75,375
		12,676,576
Oil, Gas & Consumable Fuels - 0.5%
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	450,000	434,160
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/2021(c)	4,070,000	4,024,212
Overseas Shipholding Group, Inc., 8.13%, 3/30/2018(b)	42,000	43,260
Petroleos de Venezuela S.A.
5.38%, 4/12/2027	20,000	6,551
6.00%, 5/16/2024	80,000	26,992
6.00%, 11/15/2026	440,000	145,684
9.00%, 11/17/2021	250,000	100,938
Seven Generations Energy Ltd., 6.75%, 5/1/2023(c)	230,000	225,975
		5,007,772
Real Estate Investment Trusts (REITs) - 0.1%
Starwood Waypoint Residential Trust
3.00%, 7/1/2019(b)	905,000	849,988
4.50%, 10/15/2017(b)(c)	105,000	105,525
		955,513
Software - 0.0%†
Project Homestake Merger Corp., 8.88%, 3/1/2023(c)(b)	65,000	61,262
	PRINCIPAL AMOUNT		VALUE
Specialty Retail - 0.2%
Guitar Center, Inc., 6.50%, 4/15/2019(c)(b)		$962,000	$877,825
Petco Animal Supplies, Inc., 9.25%, 12/1/2018(c)(b)		1,135,000	1,186,075
			2,063,900
Textiles, Apparel & Luxury Goods - 0.2%
Boardriders S.A., 8.88%, 12/15/2017	EUR	995,000	959,770
Quiksilver, Inc./QS Wholesale, Inc., 7.88%, 8/1/2018(c)(b)		$1,825,000	1,551,250
			2,511,020
Wireless Telecommunication Services - 0.3%
Sprint Communications, Inc., 9.00%, 11/15/2018(c)		3,050,000	3,423,625

TOTAL CORPORATE BONDS (cost $121,679,743)			115,898,049

MUNICIPAL BONDS - 0.4%
Puerto Rico - 0.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A,
5.50%, 7/1/2028		10,000	7,190
6.00%, 7/1/2044		150,000	106,416
Puerto Rico Commonwealth General Obligation, Series B,
5.00%, 7/1/2035(b)		5,000	3,071
5.25%, 7/1/2032(b)		5,000	3,151
8.00%, 7/1/2035		590,000	410,858
Puerto Rico Commonwealth Public Improvement, General Obligation, Series A,
5.00%, 7/1/2031(b)		5,000	3,120
5.00%, 7/1/2033(b)		335,000	207,388
5.00%, 7/1/2034(b)		40,000	24,664
5.00%, 7/1/2041		510,000	311,998
5.13%, 7/1/2037(b)		185,000	114,539
5.50%, 7/1/2032		10,000	6,352
5.75%, 7/1/2038		220,000	139,225
5.75%, 7/1/2041		200,000	125,830

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Revenue Bonds, Series R,
5.65%, 7/1/2028(b)		$855,000	$516,172
5.70%, 7/1/2028(b)		1,080,000	651,942
Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series B,
5.00%, 8/1/2043		5,000	2,004
5.25%, 8/1/2040(b)		295,000	180,000
5.25%, 8/1/2043		5,000	2,004
5.50%, 8/1/2042		1,135,000	456,361
6.00%, 8/1/2034(b)		5,000	2,806
6.00%, 8/1/2038(b)		55,000	30,593
6.00%, 8/1/2042		445,000	187,243
6.05%, 8/1/2036(b)		120,000	67,035
6.05%, 8/1/2037(b)		1,110,000	618,670
6.05%, 8/1/2038(b)		215,000	119,576
6.05%, 8/1/2039(b)		100,000	55,618
6.13%, 8/1/2030(b)		5,000	2,812
			4,356,638
TOTAL MUNICIPAL BONDS (cost $5,389,974)			4,356,638

SOVEREIGN GOVERNMENTS - 2.6%
Costa Rica - 0.1%
Costa Rica Government International Bond
5.63%, 4/30/2043		200,000	168,500
7.00%, 4/4/2044		200,000	192,000
7.16%, 3/12/2045		200,000	193,250
			553,750
Croatia - 0.0%†
Croatia Government International Bond, 6.00%, 1/26/2024		290,000	306,324

Dominican Republic - 0.2%
Dominican Republic Bond, 11.38%, 7/6/2029	DOP	9,900,000	228,002
Dominican Republic International Bond
6.85%, 1/27/2045		$330,000	336,600
6.85%, 1/27/2045(c)		650,000	663,000
	PRINCIPAL AMOUNT		VALUE
Dominican Republic (continued)
10.38%, 3/6/2026(c)	DOP	7,000,000	$153,765
11.50%, 5/10/2024		4,300,000	101,779
15.00%, 4/5/2019		21,600,000	555,107
16.00%, 7/10/2020		1,100,000	30,133
16.95%, 2/4/2022		400,000	11,788
			2,080,174
France - 0.2%
France Government Bond OAT, 2.32%, 7/25/2023	EUR	1,656,375	2,203,911

Germany - 0.2%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/2023		1,559,910	1,819,085

Italy - 0.6%
Italy Buoni Poliennali Del Tesoro
2.35%, 9/15/2019		1,823,352	2,185,224
3.75%, 5/1/2021		870,000	1,099,360
5.50%, 11/1/2022		1,800,000	2,528,193
			5,812,777
Mexico - 0.2%
Mexican Bonos, Series M 20
7.50%, 6/3/2027	MXN	2,835,000	194,251
10.00%, 12/5/2024		4,959,000	395,228
Mexican Udibonos, 3.50%, 12/14/2017		11,682,115	769,659
Mexico Government International Bond
4.00%, 10/2/2023		$40,000	41,300
5.55%, 1/21/2045		40,000	43,350
			1,443,788
Russia - 0.2%
Russian Federal Bond - OFZ, Series 6215
7.00%, 8/16/2023	RUB	15,260,000	201,675
7.05%, 1/19/2028		88,160,000	1,105,040
8.15%, 2/3/2027		60,440,000	840,281
			2,146,996

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Spain - 0.1%
Spain Government Bond, 5.50%, 4/30/2021 (c)	EUR	880,000	$1,202,914

United Kingdom - 0.7%
United Kingdom Gilt Inflation Linked Bond, Series 3MO
0.13%, 3/22/2024	GBP	533,220	904,057
2.34%, 11/22/2022		628,535	1,191,568
6.58%, 7/17/2024		900,000	4,794,088
			6,889,713
Venezuela - 0.1%
Venezuela Government International Bond
6.00%, 12/9/2020		$10,000	3,525
7.00%, 3/31/2038		30,000	10,463
7.65%, 4/21/2025		10,000	3,575
7.75%, 10/13/2019		100,000	37,500
8.25%, 10/13/2024		420,000	153,300
9.00%, 5/7/2023		20,000	7,400
9.25%, 5/7/2028		240,000	89,760
9.38%, 1/13/2034		30,000	11,475
11.75%, 10/21/2026		60,000	25,290
11.95%, 8/5/2031		280,000	117,600
12.75%, 8/23/2022		70,000	31,500
			491,388
TOTAL SOVEREIGN GOVERNMENTS (cost $25,720,351)			24,950,820

U.S. GOVERNMENT SECURITIES - 3.9%
U.S. Treasury Bonds
3.00%, 5/15/2045		3,400,000	3,461,360
3.13%, 8/15/2044		2,100,000	2,186,625
U.S. Treasury Inflation Indexed Notes 0.25%, 1/15/2025(b)		20,077,000	19,691,342
U.S. Treasury Notes
1.38%, 3/31/2020		700,000	696,609
1.63%, 7/31/2020		7,100,000	7,130,508
2.00%, 7/31/2022		5,200,000	5,225,594
TOTAL U.S. GOVERNMENT SECURITIES (cost $38,720,415)			38,392,038
	NO. OF RIGHTS	VALUE
RIGHTS - 0.0%†
Sanofi, expiring 12/31/2020 *(b)	74,661	$23,899
TOTAL RIGHTS (cost $45,518)		23,899
	NO. OF WARRANTS
WARRANTS - 0.0%†
General Motors Co., expiring 12/31/2015 @ $42*	30,000	4,200
Kinder Morgan, Inc., expiring 05/25/2017 @ $40*	191,092	326,767
TOTAL WARRANTS (Proceeds $895,946)		330,967

	CONTRACTS
PURCHASED OPTIONS AND SWAPTIONS - 0.4%
Call Options Purchased - 0.0%†
Molson Coors Brewing Co., 10/16/2015 @ 80*	18	2,340
S&P 500 Index, 12/19/2015 @ 3,000*	1,152	5,760
SPDR S&P 500 ETF Trust, 8/21/2015 @ 213*	260	21,320
Toll Brothers, Inc., 8/14/2015 @ 39*	160	12,800
		42,220
Put Options Purchased - 0.3%
S&P 500 Index, 8/21/2015 @ 2,050*	121	88,330
SPDR S&P 500 ETF Trust,
8/21/2015 @ 200*	524	14,672
8/21/2015 @ 205*	83	5,644
9/18/2015 @ 185*	438	11,826
9/18/2015 @ 195*	1,445	106,930
9/18/2015 @ 196*	3,020	247,640
9/18/2015 @ 197*	747	67,977
1/15/2016 @ 198*	1,381	639,403
1/15/2016 @ 199*	3,850	1,871,100
		3,053,522

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	NOTIONAL AMOUNT	VALUE
Interest Rate Swaptions - 0.1%
Expiring 01/04/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 2.30% terminating 01/08/2019, European Style. Counterparty: Morgan Stanley	$25,000,000	$103,721
Expiring 01/04/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 2.30% terminating 01/08/2020, European Style. Counterparty: Morgan Stanley	25,000,000	49,556
Expiring 01/04/2016. If exercised the Fund pays semi-annually 2.30% and receives quarterly fixed 3 month LIBOR terminating 01/08/2019, European Style. Counterparty: Morgan Stanley	25,000,000	39,742
Expiring 01/04/2016. If exercised the Fund pays semi-annually 2.30% and receives quarterly fixed 3 month LIBOR terminating 01/08/2020, European Style. Counterparty: Morgan Stanley	25,000,000	74,698
Expiring 01/22/2016. If exercised the Fund pays semi-annually 3.21% and receives quarterly fixed 3 month LIBOR terminating 01/26/2026, European Style. Counterparty: Morgan Stanley	2,500,000	50,702
Expiring 02/17/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 2.19% terminating 02/20/2019, European Style. Counterparty: Morgan Stanley	24,500,000	86,752
	NOTIONAL AMOUNT		VALUE
Interest Rate Swaptions (continued)
Expiring 02/17/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 2.19% terminating 02/20/2020, European Style. Counterparty: Morgan Stanley		$24,500,000	$41,966
Expiring 02/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly fixed 3 month LIBOR terminating 02/20/2019, European Style. Counterparty: Morgan Stanley		24,500,000	61,708
Expiring 02/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly fixed 3 month LIBOR terminating 02/20/2020, European Style. Counterparty: Morgan Stanley		24,500,000	100,065
Expiring 04/03/2017. If exercised the Fund pays semi-annually fixed 6 month LIBOR and receives semi-annually 0.27% terminating 04/05/2019, European Style. Counterparty: Morgan Stanley	JPY	2,559,000,000	56,641
Expiring 05/24/2016. If exercised the Fund pays semi-annually fixed 3 month CDOR and receives semi-annually 0.75% terminating 05/24/2018, European Style. Counterparty: Bank of America	CAD	10,300,000	23,902
Expiring 05/24/2016. If exercised the Fund pays semi-annually fixed 3 month CDOR and receives semi-annually 1.25% terminating 05/24/2018, European Style. Counterparty: Bank of America		10,300,000	70,360

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	NOTIONAL
	AMOUNT		VALUE
Interest Rate Swaptions (continued)
Expiring 07/03/2017. If exercised the Fund pays semi-annually fixed 6 month LIBOR and receives semi-annually 0.33% terminating 07/05/2019, European Style. Counterparty: Morgan Stanley	JPY	1,539,000,000	$44,063
Expiring 12/04/2015. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.55% terminating 12/08/2018, European Style. Counterparty: Morgan Stanley		$20,500,000	149,878
Expiring 12/04/2015. If exercised the Fund pays semi-annually fixed 3 month LIBOR and receives quarterly 0.95% terminating 12/08/2018, European Style. Counterparty: Morgan Stanley		20,500,000	303,936
			1,257,690
TOTAL PURCHASED OPTIONS AND SWAPTIONS (premiums paid $9,841,278)			4,353,432

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS - 3.3%
U.S. Government & Agency Securities - 3.3%
Federal Home Loan Bank Discount Notes
0.06%, 08/07/15(i)		4,999,950	4,999,995
0.07%, 08/20/15(i)		3,999,863	3,999,980
0.07%, 09/04/15(i)		9,499,372	9,499,658
0.09%, 09/18/15(i)		7,499,100	7,499,618
U.S. Treasury Bill
0.08%, 11/12/15(i)		5,998,562	5,999,034
			31,998,285

		VALUE
TOTAL SHORT-TERM INVESTMENTS (cost $31,996,847)		$31,998,285
TOTAL INVESTMENT IN SECURITIES (cost $1,109,234,631)		1,086,657,217

	SHARES
SECURITIES SOLD SHORT
COMMON STOCKS - (58.6%)
Aerospace & Defense - (1.2%)
Boeing Co./The	(5,561)	(801,729)
Embraer S.A. (ADR)	(20,051)	(558,420)
Esterline Technologies Corp.*	(499)	(44,241)
Hexcel Corp.	(5,900)	(306,151)
Huntington Ingalls Industries, Inc.	(2,256)	(264,877)
L-3 Communications Holdings, Inc.	(13,000)	(1,500,980)
Lockheed Martin Corp.	(300)	(62,130)
Moog, Inc., Class A*	(3,821)	(255,472)
Precision Castparts Corp.	(17,430)	(3,397,456)
Raytheon Co.	(1,355)	(147,817)
Rockwell Collins, Inc.	(35,659)	(3,017,465)
Triumph Group, Inc.	(4,810)	(259,019)
United Technologies Corp.	(16,008)	(1,605,762)
		(12,221,519)
Air Freight & Logistics - (0.2%)
CH Robinson Worldwide, Inc.	(16,041)	(1,125,276)
FedEx Corp.	(2,996)	(513,575)
United Parcel Service, Inc., Class B	(3,631)	(371,669)
		(2,010,520)
Airlines - (0.2%)
Alaska Air Group, Inc.	(6,600)	(499,950)
American Airlines Group, Inc.	(34,300)	(1,375,430)
Hawaiian Holdings, Inc.*	(13,244)	(287,660)
		(2,163,040)
Auto Components - (0.2%)
Autoliv, Inc.	(9,636)	(1,013,707)
Cooper Tire & Rubber Co.	(14,550)	(479,132)
Magna International, Inc.	(5,000)	(271,800)
		(1,764,639)
Automobiles - (0.3%)
Ford Motor Co.	(45,400)	(673,282)
General Motors Co.	(11,600)	(365,516)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Automobiles (continued)
Harley-Davidson, Inc.	(17,025)	$(992,557)
Tesla Motors, Inc.*	(3,100)	(825,065)
		(2,856,420)
Banks - (4.9%)
Banco Bradesco S.A. (ADR)	(18,863)	(149,772)
Banco Santander S.A. (ADR)	(21,169)	(144,161)
Bancolombia S.A. (ADR)	(2,901)	(111,979)
Bank of the Ozarks, Inc.	(3,418)	(150,802)
Barclays plc (ADR)	(33,108)	(595,282)
BB&T Corp.	(113,925)	(4,587,760)
BOK Financial Corp.	(1,920)	(127,603)
CIT Group, Inc.	(68,800)	(3,236,352)
Citigroup, Inc.	(33,100)	(1,935,026)
East West Bancorp, Inc.	(3,507)	(156,973)
First Financial Bankshares, Inc.	(14,304)	(486,050)
First Horizon National Corp.	(16,500)	(261,525)
Grupo Financiero Galicia S.A. (ADR)	(6,289)	(118,170)
HDFC Bank Ltd. (ADR)	(23,989)	(1,498,593)
Huntington Bancshares, Inc./OH	(386,800)	(4,513,956)
ING Groep N.V. (ADR)	(37)	(628)
Itau Unibanco Holding S.A. (ADR)	(119,371)	(1,036,144)
JPMorgan Chase & Co.	(64,120)	(4,394,144)
KeyCorp	(194,500)	(2,886,380)
M&T Bank Corp.	(8,015)	(1,051,167)
People’s United Financial, Inc.	(27,833)	(452,843)
PNC Financial Services Group, Inc./The	(44,900)	(4,408,282)
Popular, Inc.*	(36,810)	(1,127,122)
Regions Financial Corp.	(84,224)	(875,087)
Royal Bank of Canada	(5,537)	(323,084)
Signature Bank/NY*	(2,718)	(395,714)
SunTrust Banks, Inc.	(99,800)	(4,425,132)
SVB Financial Group*	(15,300)	(2,189,430)
Toronto-Dominion Bank./The	(7,655)	(309,339)
U.S. Bancorp	(99,000)	(4,475,790)
Westamerica Bancorp	(25,046)	(1,226,753)
		(47,651,043)
Beverages - (0.7%)
Brown-Forman Corp., Class B	(17,096)	(1,853,377)
Coca-Cola Enterprises, Inc.	(34,903)	(1,782,845)
Dr Pepper Snapple Group, Inc.	(12,254)	(983,016)
Fomento Economico Mexicano SAB de CV (ADR)	(2,732)	(247,628)
	SHARES	VALUE
Beverages (continued)
Molson Coors Brewing Co., Class B	(7,426)	$(528,286)
Monster Beverage Corp.*	(12,496)	(1,918,761)
		(7,313,913)
Biotechnology - (1.7%)
Acorda Therapeutics, Inc.*	(1,131)	(38,861)
Agios Pharmaceuticals, Inc.*	(600)	(66,108)
Alder Biopharmaceuticals, Inc.*	(1,400)	(64,988)
Alkermes plc*	(18,009)	(1,260,990)
Alnylam Pharmaceuticals, Inc.*	(1,946)	(247,979)
Biogen, Inc.*	(5,087)	(1,621,634)
BioMarin Pharmaceutical, Inc.*	(11,154)	(1,631,496)
Celldex Therapeutics, Inc.*	(33,169)	(781,130)
Cepheid*	(4,880)	(271,279)
Clovis Oncology, Inc.*	(800)	(67,544)
Esperion Therapeutics, Inc.*	(1,100)	(68,200)
Exact Sciences Corp.*	(41,535)	(999,747)
Exelixis, Inc.*	(10,700)	(61,311)
Gilead Sciences, Inc.	(13,677)	(1,611,971)
ImmunoGen, Inc.*	(17,677)	(318,540)
Isis Pharmaceuticals, Inc.*	(29,275)	(1,608,076)
Novavax, Inc.*	(5,500)	(66,330)
OPKO Health, Inc.*	(93,696)	(1,533,803)
Regeneron Pharmaceuticals, Inc.*	(2,952)	(1,634,404)
Sarepta Therapeutics, Inc.*	(24,635)	(786,349)
United Therapeutics Corp.*	(9,905)	(1,677,511)
Vertex Pharmaceuticals, Inc.*	(67)	(9,045)
		(16,427,296)
Building Products - (0.5%)
Fortune Brands Home & Security, Inc.	(19,175)	(915,606)
Lennox International, Inc.	(7,020)	(828,851)
Masco Corp.	(85,903)	(2,266,980)
Owens Corning	(1,100)	(49,335)
USG Corp.*	(41,422)	(1,283,254)
		(5,344,026)
Capital Markets - (3.4%)
Bank of New York Mellon Corp./The	(7,081)	(307,315)
BlackRock, Inc.	(12,600)	(4,237,632)
Charles Schwab Corp./The	(21,800)	(760,384)
Credit Suisse Group AG (ADR)*	(19,464)	(573,215)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Capital Markets (continued)
E*TRADE Financial Corp.*	(17,400)	$(494,508)
Eaton Vance Corp.	(18,342)	(703,599)
Federated Investors, Inc., Class B	(9,568)	(322,537)
Financial Engines, Inc.	(2,948)	(135,195)
Franklin Resources, Inc.	(67,992)	(3,097,036)
Goldman Sachs Group, Inc./The	(28,582)	(5,861,311)
Janus Capital Group, Inc.	(59,601)	(976,264)
LPL Financial Holdings, Inc.	(18,641)	(878,923)
Raymond James Financial, Inc.	(65,971)	(3,892,289)
State Street Corp.	(70,390)	(5,389,058)
T Rowe Price Group, Inc.	(4,481)	(345,620)
TD Ameritrade Holding Corp.	(143,283)	(5,262,785)
WisdomTree Investments, Inc.	(14,105)	(351,215)
		(33,588,886)
Chemicals - (1.8%)
Agrium, Inc.	(6,365)	(650,885)
Airgas, Inc.	(1,200)	(122,424)
Axalta Coating Systems Ltd.*	(8,700)	(276,747)
Axiall Corp.	(25,725)	(757,087)
Dow Chemical Co./The	(4,600)	(216,476)
Ecolab, Inc.	(26,886)	(3,113,668)
EI du Pont de Nemours & Co.	(60,000)	(3,345,600)
FMC Corp.	(17,500)	(849,450)
International Flavors & Fragrances, Inc.	(12,700)	(1,467,993)
LyondellBasell Industries N.V., Class A	(22,916)	(2,150,208)
Monsanto Co.	(2,400)	(244,536)
Olin Corp.	(15,758)	(362,276)
Platform Specialty Products Corp.*	(10,200)	(237,354)
PPG Industries, Inc.	(1,254)	(135,908)
Praxair, Inc.	(4,830)	(551,296)
RPM International, Inc.	(11,740)	(550,254)
Sherwin-Williams Co./The	(5,802)	(1,611,564)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(280)	(3,783)
Valspar Corp./The	(5,285)	(440,135)
W.R. Grace & Co.*	(5,000)	(504,650)
		(17,592,294)
Commercial Services & Supplies - (0.1%)
ADT Corp./The	(2,437)	(84,150)
Brady Corp., Class A	(12,798)	(301,009)
Brink’s Co./The	(3,810)	(118,986)
Cintas Corp.	(2,366)	(202,293)
	SHARES	VALUE
Commercial Services & Supplies (continued)
Copart, Inc.*	(2,799)	$(100,848)
		(807,286)
Communications Equipment - (0.9%)
ADTRAN, Inc.	(9,009)	(148,648)
ARRIS Group, Inc.*	(38,594)	(1,193,326)
Cisco Systems, Inc.	(26,673)	(758,047)
CommScope Holding Co., Inc.*	(2,400)	(75,288)
F5 Networks, Inc.*	(5,200)	(697,528)
Finisar Corp.*	(17,512)	(304,884)
JDS Uniphase Corp.*	(5,577)	(61,849)
Juniper Networks, Inc.	(52,300)	(1,486,366)
Motorola Solutions, Inc.	(16,700)	(1,004,672)
Nokia OYJ (ADR)	(114,363)	(806,259)
Palo Alto Networks, Inc.*	(1,979)	(367,758)
QUALCOMM, Inc.	(11,608)	(747,439)
Telefonaktiebolaget LM Ericsson (ADR)	(29,797)	(319,722)
Ubiquiti Networks, Inc.	(14,288)	(460,359)
		(8,432,145)
Construction & Engineering - (0.7%)
Chicago Bridge & Iron Co. N.V.	(23,962)	(1,273,341)
Jacobs Engineering Group, Inc.*	(92,900)	(3,912,948)
KBR, Inc.	(48,300)	(843,801)
MasTec, Inc.*	(22,936)	(422,710)
		(6,452,800)
Construction Materials - (0.3%)
Cemex SAB de CV (ADR)*	(206,062)	(1,751,527)
Martin Marietta Materials, Inc.	(7,200)	(1,129,104)
		(2,880,631)
Consumer Finance - (0.4%)
American Express Co.	(14,900)	(1,133,294)
Capital One Financial Corp.	(19,785)	(1,608,521)
PRA Group, Inc.*	(8,517)	(541,255)
SLM Corp.*	(37,529)	(342,640)
		(3,625,710)
Containers & Packaging - (0.3%)
Ball Corp.	(23,879)	(1,619,952)
Crown Holdings, Inc.*	(11,945)	(615,287)
Owens-Illinois, Inc.*	(15,700)	(335,195)
Packaging Corp of America	(3,090)	(218,741)
Sonoco Products Co.	(5,633)	(232,530)
		(3,021,705)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Distributors - (0.0%)†
Pool Corp.	(4,348)	$(306,186)

Diversified Consumer Services - (0.1%)
Apollo Education Group, Inc., Class A*	(24,117)	(308,939)
H&R Block, Inc.	(15,666)	(521,521)
		(830,460)
Diversified Financial Services - (0.7%)
Berkshire Hathaway, Inc., Class B*	(11,288)	(1,611,249)
CME Group, Inc.	(19,450)	(1,867,978)
McGraw Hill Financial, Inc.	(5,100)	(518,925)
Moody’s Corp.	(13,180)	(1,455,467)
MSCI, Inc.	(8,600)	(586,176)
NASDAQ OMX Group, Inc./The	(24,215)	(1,235,692)
PHH Corp.*	(240)	(5,990)
		(7,281,477)
Diversified Telecommunication Services - (0.2%)
AT&T, Inc.	(6,200)	(215,388)
China Unicom Hong Kong Ltd. (ADR)	(8,574)	(120,808)
Frontier Communications Corp.	(30,800)	(145,376)
Telefonica Brasil S.A. (ADR)	(32,386)	(421,666)
Verizon Communications, Inc.	(24,017)	(1,123,755)
		(2,026,993)
Electric Utilities - (0.5%)
ALLETE, Inc.	(2,396)	(115,703)
Cia Paranaense de Energia (ADR)	(2,656)	(26,985)
CPFL Energia S.A. (ADR)	(7,652)	(85,932)
Duke Energy Corp.	(21,954)	(1,629,426)
Edison International	(7,532)	(451,995)
Eversource Energy	(31,928)	(1,587,460)
ITC Holdings Corp.	(4,400)	(148,632)
Portland General Electric Co.	(3,672)	(132,229)
Southern Co./The	(10,645)	(476,151)
Westar Energy, Inc.	(7,500)	(282,375)
		(4,936,888)
Electrical Equipment - (1.0%)
ABB Ltd. (ADR)*	(30,879)	(626,226)
BWX Technologies, Inc.	(24,506)	(601,867)
Eaton Corp. plc	(25,404)	(1,538,974)
Encore Wire Corp.	(6,566)	(225,411)
Generac Holdings, Inc.*	(15,942)	(559,086)
	SHARES	VALUE
Electrical Equipment (continued)
Regal Beloit Corp.	(5,122)	$(355,621)
Rockwell Automation, Inc.	(8,500)	(992,630)
Sensata Technologies Holding N.V.*	(7,956)	(408,302)
SolarCity Corp.*	(69,670)	(4,040,860)
		(9,348,977)
Electronic Equipment, Instruments & Components - (0.4%)
Agilysys, Inc.*	(13,933)	(118,013)
Amphenol Corp., Class A	(18,658)	(1,052,498)
Hollysys Automation Technologies Ltd.	(5,643)	(120,083)
IPG Photonics Corp.*	(15,719)	(1,449,606)
Maxwell Technologies, Inc.*	(4,258)	(19,544)
Methode Electronics, Inc.	(17,530)	(470,330)
Trimble Navigation Ltd.*	(19,809)	(457,588)
Universal Display Corp.*	(10,269)	(489,934)
		(4,177,596)
Energy Equipment & Services - (1.1%)
Atwood Oceanics, Inc.	(40,172)	(835,577)
Bristow Group, Inc.	(9,431)	(424,866)
Cameron International Corp.*	(1,300)	(65,598)
CARBO Ceramics, Inc.	(3,449)	(113,300)
Core Laboratories N.V.	(14,333)	(1,571,327)
Diamond Offshore Drilling, Inc.	(94,527)	(2,074,868)
Ensco plc, Class A	(79,356)	(1,315,722)
Exterran Holdings, Inc.	(14,972)	(371,156)
Halliburton Co.	(400)	(16,716)
Oceaneering International, Inc.	(6,479)	(259,289)
Oil States International, Inc.*	(17,870)	(538,066)
Rowan Cos. plc, Class A	(6,065)	(104,500)
RPC, Inc.	(7,742)	(95,227)
Seadrill Ltd.	(127,168)	(1,133,067)
Superior Energy Services, Inc.	(12,178)	(207,026)
Weatherford International plc*	(108,438)	(1,158,118)
		(10,284,423)
Food & Staples Retailing - (0.4%)
Costco Wholesale Corp.	(3,278)	(476,293)
CVS Health Corp.	(19,477)	(2,190,578)
Kroger Co./The	(1,912)	(75,027)
Rite Aid Corp.*	(3,084)	(27,478)
Sysco Corp.	(7,589)	(275,557)
United Natural Foods, Inc.*	(2,101)	(95,659)
Walgreens Boots Alliance, Inc.	(500)	(48,315)
Wal-Mart Stores, Inc.	(2,866)	(206,295)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	(9,580)	$(348,712)
		(3,743,914)
Food Products - (1.6%)
BRF S.A. (ADR)	(30,563)	(639,072)
Bunge Ltd.	(3,300)	(263,505)
Campbell Soup Co.	(78,100)	(3,851,111)
ConAgra Foods, Inc.	(3,200)	(140,992)
Flowers Foods, Inc.	(17,139)	(371,231)
Hain Celestial Group, Inc./The*	(14,400)	(978,912)
Hershey Co./The	(32,401)	(3,009,729)
J&J Snack Foods Corp.	(3,330)	(394,139)
JM Smucker Co./The	(2,911)	(325,130)
Kellogg Co.	(24,399)	(1,614,482)
Keurig Green Mountain, Inc.	(23,129)	(1,735,600)
Sanderson Farms, Inc.	(13,708)	(987,113)
Tootsie Roll Industries, Inc.	(15,631)	(507,538)
Tyson Foods, Inc., Class A	(24,100)	(1,068,835)
		(15,887,389)
Gas Utilities - (0.1%)
Atmos Energy Corp.	(6,781)	(374,989)
National Fuel Gas Co.	(10,803)	(584,118)
		(959,107)
Health Care Equipment & Supplies - (1.6%)
AngioDynamics, Inc.*	(8,636)	(133,858)
Baxter International, Inc.	(28,382)	(1,137,551)
Becton Dickinson and Co.	(10,610)	(1,614,312)
Cantel Medical Corp.	(3,141)	(172,378)
CONMED Corp.	(2,785)	(157,965)
Cooper Cos., Inc./The	(3,299)	(583,923)
CR Bard, Inc.	(1,700)	(334,305)
Cyberonics, Inc.*	(1,878)	(115,309)
DENTSPLY International, Inc.	(11,851)	(674,440)
DexCom, Inc.*	(3,600)	(304,740)
Edwards Lifesciences Corp.*	(1,100)	(167,376)
Endologix, Inc.*	(10,943)	(156,047)
Hologic, Inc.*	(7,287)	(303,576)
ICU Medical, Inc.*	(1,573)	(157,174)
IDEXX Laboratories, Inc.*	(21,798)	(1,585,369)
Insulet Corp.*	(13,930)	(472,088)
Intuitive Surgical, Inc.*	(100)	(53,317)
Meridian Bioscience, Inc.	(7,813)	(141,337)
Natus Medical, Inc.*	(3,628)	(163,840)
Neogen Corp.*	(17,667)	(1,028,043)
Novadaq Technologies, Inc.*	(11,513)	(132,054)
	SHARES	VALUE
Health Care Equipment & Supplies (continued)
NxStage Medical, Inc.*	(10,574)	$(150,997)
ResMed, Inc.	(24,154)	(1,399,724)
Sirona Dental Systems, Inc.*	(1,513)	(157,019)
Spectranetics Corp./The*	(10,439)	(178,507)
STERIS Corp.	(16,746)	(1,157,651)
Trinity Biotech plc (ADR)	(8,111)	(139,915)
Varian Medical Systems, Inc.*	(17,840)	(1,535,489)
Vascular Solutions, Inc.*	(4,224)	(157,260)
West Pharmaceutical Services, Inc.	(11,266)	(674,495)
Wright Medical Group, Inc.*	(9,781)	(252,741)
		(15,392,800)
Health Care Providers & Services - (1.2%)
Acadia Healthcare Co., Inc.*	(4,200)	(335,076)
AmerisourceBergen Corp.	(4,349)	(459,907)
Amsurg Corp.*	(6,123)	(439,264)
Brookdale Senior Living, Inc.*	(40,698)	(1,348,325)
Centene Corp.*	(23,059)	(1,617,128)
Express Scripts Holding Co.*	(12,734)	(1,146,951)
HCA Holdings, Inc.*	(5,416)	(503,742)
HealthSouth Corp.	(6,108)	(279,136)
IPC Healthcare, Inc.*	(3,659)	(202,891)
Laboratory Corp of America Holdings*	(3,179)	(404,655)
LifePoint Health, Inc.*	(164)	(13,589)
MEDNAX, Inc.*	(15,773)	(1,335,027)
Molina Healthcare, Inc.*	(17,505)	(1,320,402)
Quest Diagnostics, Inc.	(21,942)	(1,619,539)
Select Medical Holdings Corp.	(16,935)	(244,372)
		(11,270,004)
Health Care Technology - (0.3%)
Allscripts Healthcare Solutions, Inc.*	(22,351)	(323,195)
athenahealth, Inc.*	(5,342)	(747,666)
Cerner Corp.*	(21,969)	(1,575,617)
HMS Holdings Corp.*	(36,409)	(419,432)
		(3,065,910)
Hotels, Restaurants & Leisure - (1.6%)
Boyd Gaming Corp.*	(16,184)	(276,584)
Buffalo Wild Wings, Inc.*	(5,364)	(1,049,091)
Carnival Corp.	(4,100)	(218,489)
Chipotle Mexican Grill, Inc.*	(2,313)	(1,716,778)
Cracker Barrel Old Country Store, Inc.	(2,537)	(385,345)
Domino’s Pizza, Inc.	(2,209)	(251,473)
Dunkin’ Brands Group, Inc.	(9,893)	(533,134)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Hotels, Restaurants & Leisure (continued)
Fiesta Restaurant Group, Inc.*	(3,953)	$(229,788)
Ignite Restaurant Group, Inc.*	(10,008)	(47,038)
Jack in the Box, Inc.	(161)	(15,295)
Las Vegas Sands Corp.	(50,489)	(2,829,403)
Marriott International, Inc., Class A	(20,942)	(1,520,599)
Melco Crown Entertainment Ltd. (ADR)	(75,891)	(1,565,631)
MGM Resorts International*	(42,900)	(841,698)
Panera Bread Co., Class A*	(2,974)	(607,053)
Papa John’s International, Inc.	(2,965)	(224,035)
Royal Caribbean Cruises Ltd.	(19,489)	(1,751,087)
SeaWorld Entertainment, Inc.	(14,400)	(249,696)
Starbucks Corp.	(10,166)	(588,916)
Texas Roadhouse, Inc.	(13,302)	(523,966)
Wendy’s Co./The	(28,269)	(290,040)
Wyndham Worldwide Corp.	(3,564)	(294,101)
		(16,009,240)
Household Durables - (1.0%)
Garmin Ltd.	(28,357)	(1,188,442)
Harman International Industries, Inc.	(9,583)	(1,031,706)
Helen of Troy Ltd.*	(110)	(9,656)
KB Home	(42,800)	(683,944)
Lennar Corp., Class A	(200)	(10,608)
Meritage Homes Corp.*	(13,723)	(618,907)
Mohawk Industries, Inc.*	(1,907)	(384,432)
Newell Rubbermaid, Inc.	(78,000)	(3,375,840)
Sony Corp. (ADR)*	(22,056)	(625,288)
Tempur Sealy International, Inc.*	(5,340)	(403,437)
Toll Brothers, Inc.*	(10,860)	(422,671)
Whirlpool Corp.	(3,446)	(612,457)
		(9,367,388)
Household Products - (0.2%)
Church & Dwight Co., Inc.	(2,200)	(189,926)
Colgate-Palmolive Co.	(3,150)	(214,263)
Kimberly-Clark Corp.	(4,400)	(505,868)
Procter & Gamble Co./The	(2,000)	(153,400)
Spectrum Brands Holdings, Inc.	(3,200)	(339,040)
WD-40 Co.	(6,138)	(550,149)
		(1,952,646)
Independent Power and Renewable Electricity Producers - (0.3%)
Calpine Corp.*	(41,600)	(761,280)
	SHARES	VALUE
Independent Power and Renewable Electricity Producers (continued)
Dynegy, Inc.*	(58,894)	$(1,534,189)
TerraForm Power, Inc., Class A*	(8,600)	(259,376)
		(2,554,845)
Industrial Conglomerates - (0.5%)
3M Co.	(10,639)	(1,610,106)
General Electric Co.	(75,400)	(1,967,940)
Raven Industries, Inc.	(11,443)	(222,338)
Roper Technologies, Inc.	(8,248)	(1,379,643)
		(5,180,027)
Insurance - (1.9%)
ACE Ltd.	(14,849)	(1,615,126)
Allstate Corp./The	(15,749)	(1,085,893)
American International Group, Inc.	(30,579)	(1,960,725)
AmTrust Financial Services, Inc.	(13,327)	(926,360)
Arch Capital Group Ltd.*	(33,186)	(2,368,153)
Assured Guaranty Ltd.	(36,207)	(885,623)
Brown & Brown, Inc.	(13,615)	(455,422)
China Life Insurance Co., Ltd. (ADR)	(663)	(12,246)
Citizens, Inc.*	(38,170)	(258,411)
Endurance Specialty Holdings Ltd.	(2,706)	(188,040)
Erie Indemnity Co., Class A	(11,428)	(986,351)
First American Financial Corp.	(10,349)	(419,962)
FNF Group	(22,135)	(865,257)
Genworth Financial, Inc., Class A*	(36,055)	(252,745)
Loews Corp.	(13,892)	(529,424)
Markel Corp.*	(1,400)	(1,245,650)
MBIA, Inc.*	(39,121)	(232,770)
Mercury General Corp.	(4,345)	(245,275)
RLI Corp.	(28,064)	(1,549,975)
Torchmark Corp.	(23,844)	(1,469,029)
WR Berkley Corp.	(15,033)	(837,639)
		(18,390,076)
Internet & Catalog Retail - (0.3%)
Amazon.com, Inc.*	(3,005)	(1,611,131)
Netflix, Inc.*	(700)	(80,017)
TripAdvisor, Inc.*	(15,600)	(1,238,328)
		(2,929,476)
Internet Software & Services - (1.8%)
Akamai Technologies, Inc.*	(700)	(53,697)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Internet Software & Services (continued)
Alibaba Group Holding Ltd. (ADR)*	(12,543)	$(982,619)
Baidu, Inc. (ADR)*	(9,243)	(1,595,896)
Benefitfocus, Inc.*	(3,263)	(121,514)
Cimpress N.V.*	(3,079)	(198,688)
CoStar Group, Inc.*	(100)	(20,129)
Gogo, Inc.*	(5,767)	(105,132)
Google, Inc., Class A*	(2,426)	(1,595,095)
IAC/InterActiveCorp	(6,300)	(486,738)
j2 Global, Inc.	(2,971)	(209,158)
NetEase, Inc. (ADR)	(11,434)	(1,585,096)
Pandora Media, Inc.*	(76,100)	(1,333,272)
Rackspace Hosting, Inc.*	(41,541)	(1,413,640)
Sohu.com, Inc.*	(17,577)	(845,981)
SouFun Holdings Ltd. (ADR)	(70,400)	(469,568)
Twitter, Inc.*	(36,700)	(1,138,067)
VeriSign, Inc.*	(22,702)	(1,610,480)
WebMD Health Corp.*	(2,567)	(111,870)
Yahoo Japan Corp.	(15,740)	(68,962)
Yahoo!, Inc.*	(4,400)	(161,348)
Youku Tudou, Inc. (ADR)*	(39,067)	(757,900)
Zillow Group, Inc., Class A*	(31,327)	(2,553,151)
		(17,418,001)
IT Services - (1.6%)
Accenture plc, Class A	(12,068)	(1,244,331)
Alliance Data Systems Corp.*	(9,524)	(2,619,481)
Cardtronics, Inc.*	(1,364)	(50,563)
Cognizant Technology Solutions Corp., Class A*	(5,109)	(322,378)
DST Systems, Inc.	(4,749)	(518,353)
Infosys Ltd. (ADR)	(72,416)	(1,224,555)
International Business Machines Corp.	(10,118)	(1,639,015)
Jack Henry & Associates, Inc.	(4,725)	(330,089)
MasterCard, Inc., Class A	(44,700)	(4,353,780)
Paychex, Inc.	(2,220)	(103,008)
Teradata Corp.*	(32,159)	(1,193,420)
Total System Services, Inc.	(1,600)	(73,952)
Visa, Inc., Class A	(21,112)	(1,590,578)
Western Union Co./The	(33,545)	(678,951)
		(15,942,454)
Leisure Products - (0.2%)
Brunswick Corp.	(211)	(11,202)
Mattel, Inc.	(18,000)	(417,780)
	SHARES	VALUE
Leisure Products (continued)
Polaris Industries, Inc.	(11,764)	$(1,612,374)
		(2,041,356)
Life Sciences Tools & Services - (0.5%)
Bio-Techne Corp.	(1,328)	(145,257)
Charles River Laboratories International, Inc.*	(3,436)	(266,702)
ICON plc*	(9,079)	(733,583)
Luminex Corp.*	(13,491)	(232,450)
PAREXEL International Corp.*	(11,742)	(809,728)
Quintiles Transnational Holdings, Inc.*	(2,800)	(214,816)
Thermo Fisher Scientific, Inc.	(13,929)	(1,943,514)
Waters Corp.*	(5,302)	(707,764)
		(5,053,814)
Machinery - (2.7%)
AGCO Corp.	(9,800)	(539,098)
Altra Industrial Motion Corp.	(10,055)	(255,397)
Briggs & Stratton Corp.	(10,713)	(197,976)
Caterpillar, Inc.	(12,299)	(967,070)
CLARCOR, Inc.	(4,800)	(288,816)
Colfax Corp.*	(61,700)	(2,353,238)
Crane Co.	(393)	(20,908)
Cummins, Inc.	(14,500)	(1,878,185)
Deere & Co.	(10,307)	(974,733)
Donaldson Co., Inc.	(12,795)	(429,912)
Flowserve Corp.	(19,584)	(920,252)
Gorman-Rupp Co./The	(16,249)	(416,624)
Illinois Tool Works, Inc.	(18,049)	(1,614,844)
ITT Corp.	(3,818)	(145,084)
Kennametal, Inc.	(8,174)	(259,034)
Lincoln Electric Holdings, Inc.	(13,277)	(803,922)
Lindsay Corp.	(5,782)	(484,936)
Manitowoc Co., Inc./The	(91,922)	(1,624,262)
Middleby Corp./The*	(2,600)	(319,020)
PACCAR, Inc.	(30,900)	(2,003,556)
Pall Corp.	(4,100)	(518,445)
Parker-Hannifin Corp.	(31,676)	(3,571,469)
Pentair plc	(35,807)	(2,177,424)
SPX Corp.	(6,800)	(444,788)
Sun Hydraulics Corp.	(16,043)	(568,243)
Terex Corp.	(12,646)	(280,235)
Trinity Industries, Inc.	(39,783)	(1,164,051)
WABCO Holdings, Inc.*	(7,159)	(883,922)
Wabtec Corp.	(2,263)	(228,993)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Machinery (continued)
Xylem, Inc.	(7,920)	$(273,478)
		(26,607,915)
Marine - (0.0%)†
Kirby Corp.*	(1,800)	(130,338)

Media - (1.4%)
AMC Networks, Inc., Class A*	(3,100)	(261,082)
Cablevision Systems Corp., Class A	(57,487)	(1,622,283)
Central European Media Enterprises Ltd., Class A*	(4,689)	(11,254)
Charter Communications, Inc., Class A*	(8,579)	(1,594,493)
Discovery Communications, Inc., Class A*	(18,987)	(626,951)
Grupo Televisa SAB (ADR)	(26,688)	(930,344)
IMAX Corp.*	(2,994)	(112,005)
Liberty Media Corp., Class A*	(800)	(30,240)
Lions Gate Entertainment Corp.	(30,700)	(1,202,826)
News Corp., Class A*	(5,800)	(85,434)
Omnicom Group, Inc.	(5,415)	(395,728)
Regal Entertainment Group, Class A	(16,216)	(334,050)
Rentrak Corp.*	(6,830)	(467,650)
Scripps Networks Interactive, Inc., Class A	(36,900)	(2,309,202)
Sinclair Broadcast Group, Inc., Class A	(8,830)	(256,247)
TEGNA, Inc.	(55,204)	(1,608,092)
Thomson Reuters Corp.	(11,092)	(448,671)
Time Warner, Inc.	(3,691)	(324,956)
Tribune Media Co., Class A	(4,900)	(247,401)
Walt Disney Co./The	(7,397)	(887,640)
		(13,756,549)
Metals & Mining - (1.0%)
Agnico Eagle Mines Ltd.	(7,078)	(156,636)
Allegheny Technologies, Inc.	(25,232)	(537,946)
AM Castle & Co.*	(18,784)	(53,535)
ArcelorMittal (NYRS)	(135,615)	(1,223,247)
Barrick Gold Corp.	(12,500)	(88,250)
BHP Billiton Ltd. (ADR)	(39,805)	(1,527,318)
Compass Minerals International, Inc.	(1,318)	(105,440)
Franco-Nevada Corp.	(34,937)	(1,416,346)
Newmont Mining Corp.	(8,986)	(154,290)
NOVAGOLD Resources, Inc.*	(33,840)	(103,212)
	SHARES	VALUE
Metals & Mining (continued)
POSCO (ADR)	(1,466)	$(60,868)
Rio Tinto plc (ADR)	(73,447)	(2,836,523)
Southern Copper Corp.	(38,662)	(1,077,123)
Stillwater Mining Co.*	(25,548)	(243,217)
U.S. Silica Holdings, Inc.	(1,489)	(33,532)
United States Steel Corp.	(1,153)	(22,449)
Vale S.A. (ADR)	(111,000)	(583,860)
		(10,223,792)
Multiline Retail - (0.5%)
Burlington Stores, Inc.*	(8,650)	(476,096)
J.C. Penney Co., Inc.*	(64,600)	(532,304)
Kohl’s Corp.	(18,582)	(1,139,448)
Macy’s, Inc.	(3,100)	(214,086)
Nordstrom, Inc.	(20,668)	(1,577,175)
Target Corp.	(17,447)	(1,428,037)
		(5,367,146)
Multi-Utilities - (1.0%)
Ameren Corp.	(7,500)	(308,100)
Consolidated Edison, Inc.	(9,946)	(632,466)
Dominion Resources, Inc.	(54,530)	(3,909,801)
National Grid plc (ADR)	(11,882)	(791,579)
NiSource, Inc.	(94,188)	(1,644,523)
PG&E Corp.	(30,808)	(1,617,728)
Public Service Enterprise Group, Inc.	(7,699)	(320,817)
SCANA Corp.	(5,600)	(306,880)
		(9,531,894)
Oil, Gas & Consumable Fuels - (3.6%)
Anadarko Petroleum Corp.	(3,000)	(223,050)
Antero Resources Corp.*	(500)	(13,755)
Apache Corp.	(8,181)	(375,181)
BP plc (ADR)	(42,793)	(1,582,057)
Cabot Oil & Gas Corp.	(43,000)	(1,124,880)
Carrizo Oil & Gas, Inc.*	(2,324)	(88,614)
Cheniere Energy, Inc.*	(3,000)	(206,910)
Cimarex Energy Co.	(10,167)	(1,058,588)
Clean Energy Fuels Corp.*	(6,615)	(38,102)
CVR Energy, Inc.	(1,654)	(63,232)
Delek U.S. Holdings, Inc.	(7,100)	(253,257)
Devon Energy Corp.	(119)	(5,881)
Ecopetrol S.A. (ADR)	(9,802)	(110,665)
Enbridge, Inc.	(27,469)	(1,196,550)
Encana Corp.	(39,121)	(296,928)
EQT Corp.	(16,600)	(1,275,710)
Exxon Mobil Corp.	(19,425)	(1,538,654)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Golar LNG Ltd.	(7,667)	$(330,218)
Gulfport Energy Corp.*	(3,400)	(111,384)
HollyFrontier Corp.	(7,000)	(337,820)
InterOil Corp.*	(15,441)	(660,566)
Kinder Morgan, Inc.	(110,700)	(3,834,648)
Newfield Exploration Co.*	(44,142)	(1,447,416)
Oasis Petroleum, Inc.*	(54,592)	(525,721)
Occidental Petroleum Corp.	(22,584)	(1,585,397)
ONEOK, Inc.	(30,645)	(1,158,075)
PBF Energy, Inc., Class A	(21,530)	(679,702)
PDC Energy, Inc.*	(6,767)	(317,711)
Petroleo Brasileiro S.A. (ADR)*	(107,500)	(731,000)
Pioneer Natural Resources Co.	(600)	(76,062)
QEP Resources, Inc.	(16,800)	(233,184)
Range Resources Corp.	(6,700)	(263,578)
Royal Dutch Shell plc, Class A (ADR)	(28,107)	(1,615,590)
Scorpio Tankers, Inc.	(20,500)	(220,170)
SemGroup Corp., Class A	(6,981)	(496,279)
Ship Finance International Ltd.	(7,741)	(129,507)
SM Energy Co.	(29,153)	(1,080,702)
Southwestern Energy Co.*	(73,563)	(1,368,272)
Spectra Energy Corp.	(94,630)	(2,863,504)
Statoil ASA (ADR)	(59,646)	(1,008,614)
Suncor Energy, Inc.	(11,412)	(321,362)
Targa Resources Corp.	(17,702)	(1,565,742)
TransCanada Corp.	(25,776)	(1,002,944)
Western Refining, Inc.	(34,134)	(1,507,357)
YPF S.A. (ADR)	(22,994)	(527,252)
		(35,451,791)
Paper & Forest Products - (0.3%)
Deltic Timber Corp.	(14,363)	(932,159)
International Paper Co.	(33,091)	(1,584,066)
KapStone Paper and Packaging Corp.	(13,753)	(321,820)
Wausau Paper Corp.	(22,361)	(197,671)
		(3,035,716)
Personal Products - (0.3%)
Avon Products, Inc.	(34,800)	(197,316)
Edgewell Personal Care Co.	(18,309)	(1,752,355)
Herbalife Ltd.*	(11,474)	(579,322)
		(2,528,993)
Pharmaceuticals - (0.6%)
Akorn, Inc.*	(32,579)	(1,502,218)
	SHARES	VALUE
Pharmaceuticals (continued)
AstraZeneca plc (ADR)	(38,301)	$(1,294,191)
Bristol-Myers Squibb Co.	(5,003)	(328,397)
Endo International plc*	(4,373)	(382,812)
Horizon Pharma plc*	(1,300)	(47,905)
Impax Laboratories, Inc.*	(18,453)	(894,232)
Nektar Therapeutics*	(2,888)	(36,418)
Novartis AG (ADR)	(4,940)	(512,525)
Pacira Pharmaceuticals, Inc.*	(1,100)	(73,062)
Valeant Pharmaceuticals International, Inc.*	(1,745)	(449,390)
Zoetis, Inc.	(3,034)	(148,605)
		(5,669,755)
Professional Services - (0.2%)
ManpowerGroup, Inc.	(6,800)	(615,264)
Nielsen N.V.	(9,197)	(445,687)
Robert Half International, Inc.	(19,351)	(1,064,885)
		(2,125,836)
Real Estate Investment Trusts (REITs) - (0.7%)
Annaly Capital Management, Inc.	(57,100)	(568,145)
AvalonBay Communities, Inc.	(2,012)	(346,748)
Equity One, Inc.	(15,296)	(392,648)
Essex Property Trust, Inc.	(4,738)	(1,065,624)
Extra Space Storage, Inc.	(1,000)	(73,520)
Federal Realty Investment Trust	(4,198)	(574,244)
Pennsylvania Real Estate Investment Trust	(5,456)	(119,596)
Realty Income Corp.	(7,400)	(357,346)
Regency Centers Corp.	(13,106)	(838,391)
Senior Housing Properties Trust	(1,200)	(20,724)
Starwood Waypoint Residential Trust	(14,242)	(348,644)
Taubman Centers, Inc.	(6,133)	(458,748)
Ventas, Inc.	(7,609)	(510,488)
VEREIT, Inc.	(143,200)	(1,254,432)
		(6,929,298)
Real Estate Management & Development - (0.2%)
CBRE Group, Inc., Class A*	(10,300)	(391,091)
Forest City Enterprises, Inc., Class A*	(36,000)	(840,600)
Realogy Holdings Corp.*	(13,589)	(618,571)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Real Estate Management & Development (continued)
St. Joe Co./The*	(15,003)	$(243,799)
		(2,094,061)
Road & Rail - (1.2%)
Avis Budget Group, Inc.*	(30,500)	(1,324,615)
Canadian National Railway Co.	(25,718)	(1,605,575)
Con-way, Inc.	(8,500)	(329,715)
CSX Corp.	(49,417)	(1,545,764)
Hertz Global Holdings, Inc.*	(33,934)	(576,538)
Kansas City Southern	(28,651)	(2,841,893)
Norfolk Southern Corp.	(14,500)	(1,222,785)
Ryder System, Inc.	(17,833)	(1,614,243)
Saia, Inc.*	(5,081)	(220,617)
		(11,281,745)
Semiconductors & Semiconductor Equipment - (2.0%)
Applied Materials, Inc.	(100)	(1,736)
Applied Micro Circuits Corp.*	(5,592)	(34,726)
ASML Holding N.V. (NYRS)	(16,273)	(1,613,793)
Atmel Corp.	(45,600)	(377,568)
Avago Technologies Ltd.	(13,165)	(1,647,468)
Canadian Solar, Inc.*	(57,047)	(1,531,997)
Cavium, Inc.*	(21,320)	(1,445,496)
Cirrus Logic, Inc.*	(25,882)	(854,365)
Cree, Inc.*	(19,483)	(480,256)
First Solar, Inc.*	(38,468)	(1,704,132)
Intel Corp.	(47,799)	(1,383,781)
Lam Research Corp.	(3,400)	(261,358)
Linear Technology Corp.	(100)	(4,100)
Microchip Technology, Inc.	(23,380)	(1,001,599)
NVIDIA Corp.	(10,700)	(213,465)
NXP Semiconductors N.V.*	(16,476)	(1,598,007)
Silicon Laboratories, Inc.*	(7,109)	(319,834)
Skyworks Solutions, Inc.	(16,665)	(1,594,341)
SunEdison, Inc.*	(46,307)	(1,078,027)
SunPower Corp.*	(11,400)	(308,142)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(70,017)	(1,548,076)
Texas Instruments, Inc.	(13,572)	(678,329)
Veeco Instruments, Inc.*	(1,277)	(33,049)
		(19,713,645)
Software - (1.2%)
Adobe Systems, Inc.*	(6,900)	(565,731)
ANSYS, Inc.*	(400)	(37,660)
	SHARES	VALUE
Software (continued)
Autodesk, Inc.*	(6,400)	$(323,712)
Cadence Design Systems, Inc.*	(20,743)	(434,981)
Ellie Mae, Inc.*	(2,146)	(168,354)
FireEye, Inc.*	(300)	(13,347)
Interactive Intelligence Group, Inc.*	(5,691)	(235,949)
Microsoft Corp.	(34,397)	(1,606,340)
NetSuite, Inc.*	(8,053)	(795,958)
Nuance Communications, Inc.*	(47,029)	(852,636)
Open Text Corp.	(11,853)	(539,430)
Oracle Corp.	(40,668)	(1,624,280)
Paylocity Holding Corp.*	(5,167)	(185,599)
Proofpoint, Inc.*	(3,800)	(245,860)
SAP SE (ADR)	(22,509)	(1,613,220)
ServiceNow, Inc.*	(1,400)	(112,700)
SolarWinds, Inc.*	(34,518)	(1,376,923)
Tableau Software, Inc., Class A*	(300)	(31,422)
Verint Systems, Inc.*	(6,761)	(393,625)
VMware, Inc., Class A*	(5,679)	(506,169)
		(11,663,896)
Specialty Retail - (2.1%)
Abercrombie & Fitch Co., Class A	(61,800)	(1,241,562)
Advance Auto Parts, Inc.	(6,255)	(1,089,683)
Ascena Retail Group, Inc.*	(22,709)	(284,317)
Best Buy Co., Inc.	(610)	(19,697)
Buckle, Inc./The	(2,929)	(129,550)
Conn’s, Inc.*	(9,365)	(323,280)
Finish Line, Inc./The, Class A	(6,603)	(181,516)
Five Below, Inc.*	(1,752)	(64,596)
Foot Locker, Inc.	(51,530)	(3,635,441)
GameStop Corp., Class A	(33,835)	(1,551,335)
Gap, Inc./The	(42,014)	(1,532,671)
Guess?, Inc.	(13,676)	(299,368)
Lowe’s Cos., Inc.	(23,417)	(1,624,203)
Michaels Cos., Inc./The*	(738)	(18,701)
Outerwall, Inc.	(8,176)	(579,024)
Pier 1 Imports, Inc.	(25,142)	(296,927)
Rent-A-Center, Inc.	(2,853)	(76,432)
Restoration Hardware Holdings, Inc.*	(6,131)	(622,051)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
Ross Stores, Inc.	(31,236)	$(1,660,506)
Sally Beauty Holdings, Inc.*	(21,238)	(632,680)
Signet Jewelers Ltd.	(2,209)	(267,775)
Staples, Inc.	(65,816)	(968,153)
Tiffany & Co.	(9,900)	(947,430)
TJX Cos., Inc./The	(918)	(64,095)
Tractor Supply Co.	(9,536)	(882,271)
Urban Outfitters, Inc.*	(44,668)	(1,457,070)
Williams-Sonoma, Inc.	(4,700)	(397,902)
		(20,848,236)
Technology Hardware, Storage & Peripherals - (0.7%)
BlackBerry Ltd.*	(75,384)	(583,095)
Lexmark International, Inc., Class A	(900)	(30,591)
NetApp, Inc.	(31,041)	(966,927)
SanDisk Corp.	(13,523)	(815,302)
Seagate Technology plc	(31,439)	(1,590,813)
Stratasys Ltd.*	(45,425)	(1,395,910)
Violin Memory, Inc.*	(23,918)	(56,447)
Western Digital Corp.	(18,655)	(1,605,449)
		(7,044,534)
Textiles, Apparel & Luxury Goods - (1.1%)
Crocs, Inc.*	(28,995)	(456,091)
Deckers Outdoor Corp.*	(13,000)	(947,440)
Hanesbrands, Inc.	(46,780)	(1,451,583)
Iconix Brand Group, Inc.*	(18,483)	(401,636)
Michael Kors Holdings Ltd.*	(5,500)	(230,945)
PVH Corp.	(15,700)	(1,821,828)
Ralph Lauren Corp.	(5,700)	(717,573)
Skechers U.S.A., Inc., Class A*	(10,823)	(1,628,320)
Under Armour, Inc., Class A*	(34,450)	(3,421,919)
VF Corp.	(603)	(46,485)
		(11,123,820)
Thrifts & Mortgage Finance - (0.2%)
Astoria Financial Corp.	(37,106)	(561,043)
BankFinancial Corp.	(4,188)	(50,633)
Clifton Bancorp, Inc.	(19,360)	(263,296)
MGIC Investment Corp.*	(38,100)	(421,767)
Nationstar Mortgage Holdings, Inc.*	(17,239)	(319,783)
	SHARES	VALUE
Thrifts & Mortgage Finance (continued)
New York Community Bancorp, Inc.	(2,496)	$(47,499)
		(1,664,021)
Trading Companies & Distributors - (0.3%)
Beacon Roofing Supply, Inc.*	(3,305)	(115,675)
GATX Corp.	(525)	(27,846)
WESCO International, Inc.*	(582)	(35,712)
WW Grainger, Inc.	(12,500)	(2,858,875)
		(3,038,108)
Water Utilities - (0.1%)
American Water Works Co., Inc.	(22,426)	(1,164,134)

Wireless Telecommunication Services - (0.3%)
America Movil SAB de CV (ADR)	(15,509)	(300,564)
China Mobile Ltd. (ADR)	(20,862)	(1,356,030)
SBA Communications Corp., Class A*	(3,700)	(446,664)
Sprint Corp.*	(24,800)	(83,576)
Tim Participacoes S.A. (ADR)	(24,414)	(332,275)
		(2,519,109)

TOTAL COMMON STOCKS (proceeds received $585,908,348)		(574,019,652)

EXCHANGE TRADED FUNDS - (7.6%)

Consumer Discretionary Select Sector SPDR Fund	(161,142)	(12,926,811)
Consumer Staples Select Sector SPDR Fund	(132,700)	(6,676,137)
Energy Select Sector SPDR Fund	(40,280)	(2,794,627)
Financial Select Sector SPDR Fund	(59,200)	(1,492,432)
Health Care Select Sector SPDR Fund	(138,502)	(10,607,868)
Industrial Select Sector SPDR Fund	(207,478)	(11,249,457)
iShares Nasdaq Biotechnology ETF	(4,436)	(1,696,903)
iShares Russell 2000 ETF	(128,396)	(15,787,572)
Materials Select Sector SPDR Fund	(35,600)	(1,635,820)
SPDR S&P 500 ETF Trust	(400)	(84,200)
SPDR S&P Retail ETF	(31,213)	(3,069,799)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
EXCHANGE TRADED FUNDS (continued)
Technology Select Sector SPDR Fund	(69,900)	$(2,976,342)
Utilities Select Sector SPDR Fund	(75,100)	(3,303,649)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $72,746,631)		(74,301,617)

	PRINCIPAL AMOUNT
CORPORATE BONDS - (0.2%)
Energy Equipment & Services - (0.1%)
Ensco plc
4.50%, 10/1/2024	$(560,000)	(514,710)
5.20%, 3/15/2025	(560,000)	(533,793)
		(1,048,503)
Oil, Gas & Consumable Fuels - (0.1%)
Chaparral Energy, Inc., 7.63%, 11/15/2022	(900,000)	(531,000)

TOTAL CORPORATE BONDS (proceeds received $1,650,485)		(1,579,503)

U.S. GOVERNMENT SECURITIES - (0.7%)
U.S. Treasury Notes
1.50%, 12/31/2018	(3,200,000)	(3,236,249)
1.63%, 6/30/2020	(1,300,000)	(1,305,789)
2.00%, 2/15/2025	(1,730,000)	(1,702,427)
2.13%, 5/15/2025	(640,000)	(636,550)
TOTAL U.S. GOVERNMENT SECURITIES (proceeds received $6,800,750)		(6,881,015)

	NO. OF WARRANTS
WARRANTS - (0.0%)†
Sears Holdings Corp., expiring 12/15/2019 @ $26*	(933)	(13,062)
TOTAL WARRANTS (Proceeds $–)		(13,062)
TOTAL SECURITIES SOLD SHORT (proceeds received $667,106,214)		(656,794,849)
	CONTRACTS	VALUE
WRITTEN OPTIONS AND SWAPTIONS - (0.1%)
Put Options Written - (0.0%)†
S&P 500 Index, 8/21/2015 @ 2,030*	(121)	$(59,290)

	NOTIONAL AMOUNT
Interest Rate Swaptions: (0.1%)
Expiring 01/04/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 2.30% terminating 01/08/2020, European Style. Counterparty: Morgan Stanley	$(25,000,000)	(146,292)
Expiring 01/04/2016. If exercised the Fund pays semi-annually 2.30% and receives quarterly fixed 3 month LIBOR terminating 01/08/2020, European Style. Counterparty: Morgan Stanley	(25,000,000)	(107,454)
Expiring 01/22/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 3.17% terminating 01/26/2026, European Style. Counterparty: Morgan Stanley	(6,500,000)	(93,537)
Expiring 02/17/2016. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 2.19% terminating 02/20/2020, European Style. Counterparty: Morgan Stanley	(24,500,000)	(122,337)
Expiring 02/17/2016. If exercised the Fund pays semi-annually 2.19% and receives quarterly fixed 3 month LIBOR terminating 02/20/2020, European Style. Counterparty: Morgan Stanley	(24,500,000)	(155,396)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	CONTRACTS		VALUE
Interest Rate Swaptions (continued)
Expiring 05/24/2016. If exercised the Fund pays semi-annually 1.00% and receives quarterly fixed 3 month CDOR terminating 05/24/2018, European Style. Counterparty: Bank of America	CAD	(20,600,000)	$(62,034)
Expiring 12/04/2015. If exercised the Fund pays quarterly fixed 3 month LIBOR and receives semi-annually 1.25% terminating 12/08/2018, European Style. Counterparty: Morgan Stanley		$(41,000,000)	(331,364)
			(1,018,414)
TOTAL WRITTEN OPTIONS AND SWAPTIONS (premiums received $801,730)			(1,077,704)

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS
(cost, net of proceeds/premiums received $441,326,687) — 43.8%			428,784,664
OTHER ASSETS LESS LIABILITIES — 56.2%			549,978,659
NET ASSETS — 100.0%			$978,763,323
*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were on loan. The aggregate market value of such securities is $160,937,128, which was collateralized with the aggregate value of $164,508,301.
(b)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At July 31, 2015, the aggregate amount held in a segregated account was $336,653,430.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $72,375,517 or 7% of net assets at July 31, 2015.
(d)	Security fair valued as of July 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $50,293 or 0.0% of total net assets.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The dates shown, if applicable, reflects the next call date.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on July 31, 2015.
(g)	Issuer is in default.
(h)	Multi-Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2015. Maturity date disclosed is the ultimate maturity date.
(i)	The rate shown is the effective yield at the date of purchase.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Abbreviations:
ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CDOR	—	Canadian Dollar Offered Rate
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certificate of Shares
DOP	—	Dominican Peso
EUR	—	Euro
GBP	—	British Pound
IO	—	Interest Only
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
NYRS	—	New York Registry Shares
PIK	—	Payment-in Kind Security
Preference shares	—	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
TBA	—	To Be Announced; Security is subject to delayed delivery.

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,601,189
Aggregate gross unrealized depreciation	(73,143,212)
Net unrealized depreciation	$(12,542,023)
Federal income tax cost of investments	$441,326,687

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	10	8/21/2015	$560,103	$558,350	$(1,753)
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	467	9/21/2015	59,338,764	59,513,313	174,549
CBOT Soybean Futures Contracts	USD	39	11/13/2015	1,949,059	1,833,487	(115,572)
CBOT Soybean Meal Futures Contracts	USD	102	12/14/2015	3,287,708	3,303,780	16,072
CBOT Wheat Futures Contracts	USD	28	9/14/2015	761,952	698,950	(63,002)
CME British Pound Futures Contract	USD	2	9/14/2015	194,932	195,125	193
CME NASDAQ 100 E-Mini Futures Contracts	USD	37	9/18/2015	3,353,253	3,392,900	39,647
CME Ultra Long Term U.S. Treasury Bond Future Contracts	USD	161	9/21/2015	25,123,116	25,684,531	561,415
CMX Copper Commodity Futures Contracts	USD	17	9/28/2015	1,093,873	1,004,487	(89,386)
CMX Gold 100 OZ Futures Contracts	USD	8	12/29/2015	876,342	876,080	(262)
CMX Silver Futures Contracts	USD	10	9/28/2015	764,168	737,250	(26,918)
DAX Index Futures Contracts	EUR	7	9/18/2015	2,121,945	2,172,943	50,998
E-Mini S&P 500 Futures Contracts	USD	53	9/18/2015	5,539,353	5,560,760	21,407
EOE Amsterdam Exchanges Index Futures Contracts	EUR	63	8/21/2015	6,823,697	6,810,347	(13,350)
Eurex 10 Year Euro BUND Futures Contracts	EUR	71	9/8/2015	11,752,969	12,039,456	286,487
EURO STOXX 50 Futures Contracts	EUR	117	9/18/2015	4,488,152	4,623,259	135,107
FTSE China A50 Index Futures Contracts	USD	159	8/28/2015	1,700,970	1,679,040	(21,930)
FTSE/JSE Top 40 Index Futures Contracts	ZAR	20	9/17/2015	729,189	735,622	6,433
HKG Hang Seng China Enterprises Index Futures Contracts	HKD	10	8/28/2015	713,287	716,368	3,081
HKG Hang Seng Index Futures Contracts	HKD	34	8/28/2015	5,367,679	5,378,301	10,622
KFE KOSPI 200 Futures Contracts	KRW	8	9/10/2015	869,500	832,030	(37,470)
LIFFE FTSE 100 Index Futures Contracts	GBP	91	9/18/2015	9,389,190	9,456,009	66,819
MSCI Taiwan Stock Index Futures Contracts	USD	30	8/28/2015	954,069	965,400	11,331
MSE 10 Year Canadian Bond Futures Contracts	CAD	98	9/21/2015	10,490,797	10,721,291	230,494
Nikkei 225 Futures Contracts	JPY	20	9/10/2015	3,309,919	3,319,482	9,563
NYM Gasoline RBOB Futures Contracts	USD	16	8/31/2015	1,257,944	1,190,784	(67,160)
NYM Natural Gas Futures Contracts	USD	42	8/27/2015	1,153,220	1,140,720	(12,500)
NYM Platinum Futures Contracts	USD	7	10/28/2015	373,950	344,750	(29,200)
OML Stockholm OMXS30 Index Futures Contracts	SEK	7	8/21/2015	131,500	130,965	(535)
OSE Tokyo Price Index Futures Contracts	JPY	76	9/10/2015	10,121,579	10,179,530	57,951
Russell 2000 Mini Futures Contracts	USD	38	9/18/2015	4,739,433	4,693,760	(45,673)
S&P/Toronto Stock Exchange 60 Index Futures Contracts	CAD	10	9/17/2015	1,307,685	1,301,678	(6,007)
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	83	9/15/2015	7,615,178	7,753,039	137,861
SFE ASX SPI 200 Index Futures Contracts	AUD	50	9/17/2015	5,019,774	5,163,248	143,474
SGX MSCI Singapore Index Futures Contracts	SGD	11	8/28/2015	583,430	569,304	(14,126)
WTI Crude Oil Futures Contracts	USD	15	5/19/2016	912,455	787,200	(125,255)
WTI Crude Oil Futures Contracts	USD	47	11/19/2015	4,370,782	2,299,240	(2,071,542)
WTI Crude Oil Futures Contracts	USD	38	11/20/2015	2,176,168	1,858,960	(317,208)
WTI Crude Oil Futures Contracts	USD	39	5/20/2016	2,266,726	2,046,720	(220,006)
						$(1,315,351)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contracts	EUR	15	8/21/2015	$843,110	$837,525	$5,585
CBOT 5 Year U.S. Treasury Note Futures Contracts	USD	9	9/30/2015	1,079,000	1,078,594	406
CBOT Corn Futures Contracts	USD	48	12/14/2015	963,718	915,000	48,718
CBOT Soybean Oil Futures Contracts	USD	33	12/14/2015	602,939	601,722	1,217
CBOT U.S. Long Bond Futures Contracts	USD	230	9/21/2015	35,125,888	35,865,625	(739,737)
CME Australian Dollar Futures Contracts	USD	31	9/14/2015	2,342,505	2,255,560	86,945
CME Canadian Dollar Futures Contracts	USD	52	9/15/2015	4,142,760	3,970,720	172,040
CME Euro FX Currency Futures Contracts	USD	13	9/14/2015	1,827,937	1,782,788	45,149
CME Japanese Yen Futures Contracts	USD	53	9/14/2015	5,383,072	5,344,719	38,353
CME New Zealand Futures Contracts	USD	37	9/14/2015	2,586,224	2,427,940	158,284
CMX Gold 100 OZ Futures Contracts	USD	6	12/29/2015	656,811	657,060	(249)
DAX Index Futures Contracts	EUR	5	9/18/2015	1,574,023	1,552,102	21,921
E-Mini S&P 500 Futures Contracts	USD	79	9/18/2015	8,284,728	8,288,680	(3,952)
Eurex 10 Year Euro BUND Futures Contracts	EUR	42	9/8/2015	7,106,525	7,121,931	(15,406)
EUX Euro-Bobl Futures Contracts	EUR	15	9/8/2015	2,133,516	2,146,694	(13,178)
FTSE/MIB Index Futures Contracts	EUR	8	9/18/2015	976,083	1,033,673	(57,590)
HKG Hang Seng Index Futures Contracts	HKD	38	8/28/2015	2,760,946	2,722,199	38,747
ICE Brent Crude Oil Futures Contracts	USD	35	11/13/2015	3,626,240	1,898,750	1,727,490
ICE Brent Crude Oil Futures Contracts	USD	15	4/29/2016	983,755	866,100	117,655
ICE Brent Crude Oil Futures Contracts	USD	41	8/14/2015	2,281,528	2,140,610	140,918
ICE Coffee ‘C’ Futures Contracts	USD	24	9/18/2015	1,129,739	1,127,250	2,489
ICE Low Sulphur Gas Oil Futures Contract	USD	49	9/10/2015	2,422,064	2,413,250	8,814
ICE MSCI Europe Net Total Return Index Futures Contracts	EUR	2,936	9/18/2015	65,078,776	66,955,952	(1,877,176)
ICE Sugar #11 (World Markets) Futures Contracts	USD	221	9/30/2015	2,928,608	2,757,373	171,235
LIFFE Long Gilt Futures Contracts	GBP	37	9/28/2015	6,659,769	6,777,717	(117,948)
NYM Gasoline RBOB Futures Contracts	USD	25	8/31/2015	1,945,792	1,860,600	85,192
NYM Natural Gas Futures Contracts	USD	5	8/27/2015	139,445	135,800	3,645
NYM NY Harbor ULSD Futures Contracts	USD	35	8/31/2015	2,449,023	2,335,683	113,340
OSE 10 Year JGB Futures Contract	JPY	8	9/10/2015	9,432,221	9,524,347	(92,126)
SGX CNX Nifty Index Futures Contracts	USD	221	8/27/2015	3,732,096	3,789,266	(57,170)
WTI Crude Oil Futures Contracts	USD	41	8/20/2015	2,237,244	1,931,920	305,324
						$318,935
Cash collateral in the amount of $12,225,744 was pledged to cover margin requirements for open futures contracts as of July 31, 2015.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Bank of America Corp.	Bloomberg Platinum Subindex	11/4/2015	USD	1,100,000	$(90,326)
Bank of America Corp.	Bloomberg Soybean Subindex	11/4/2015	USD	3,570,000	(33,335)
Bank of America Corp.	Federative Republic of Brazil	8/6/2015	USD	1,709,093	(199,129)
Bank of America Corp.	Federative Republic of Brazil	9/21/2015	USD	1,037,286	(167,247)
Bank of America Corp.	Federative Republic of Brazil	10/6/2015	USD	346,659	(43,850)
JPMorgan Chase Bank	Inmarsat plc	9/8/2015	GBP	9,936	32,738
Bank of America Corp.	Merrill Lynch Commodity index eXtra (Palladium) Excess Return	11/4/2015	USD	2,950,000	(203,117)
					$(704,266)

Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Bank of America Corp.	Bloomberg Copper Subindex	11/4/2015	USD	842,295	$81,009
Bank of America Corp.	Bloomberg Corn Subindex	11/4/2015	USD	3,750,000	278,436
Bank of America Corp.	Bloomberg Gold Subindex	11/4/2015	USD	2,115,689	65,465
Bank of America Corp.	Bloomberg Natural Gas Subindex	11/4/2015	USD	2,100,000	77,008
Bank of America Corp.	Bloomberg Wheat Subindex	11/4/2015	USD	800,000	107,800
Bank of America Corp.	Bloomberg Zinc Subindex	11/4/2015	USD	1,040,000	42,263
Morgan Stanley	iShares iBoxx $ High Yield Corporate Bond ETF	9/21/2015	USD	21,226,500	236,394
					$888,375

Synthetic Futures

Total Return Swaps on Equity Index Futures

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	8/12/2015	BRL	(3,383,514)	$186,912
Morgan Stanley	FTX Taiwan Stock Exchange Index Futures Contracts	8/19/2015	TWD	3,645,121	(114,247)
					$72,665

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Currency Swap Contracts

		Notional Amount
Counterparty	Currency	Pay contracts	Currency	Receive contracts	Termination Date	Pay rate	Receive rate	Value
Bank of America Corp.	TRY	1,410,000	USD	543,352	4/7/2020	8.77%	3 Month London Interbank Offered Rate	$40,074
Morgan Stanley	USD	494,024	TRY	1,240,000	3/3/2020	3 Month London Interbank Offered Rate	8.93%	(44,779)
								$(4,705)

Credit Default Swap Contracts on Corporate/Government Bonds - Buy Protection

Counterparty	Reference Entity	Fixed Annual Rate Paid by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value
Morgan Stanley	Anglo American plc	1.00%	EUR	1,750,000	$75,624	6/20/2020	$122,032
Morgan Stanley	ArcelorMittal	1.00%	EUR	750,000	67,906	6/20/2020	75,652
Morgan Stanley	Banco Bilbao Vizcaya Argentaria S.A.	1.00%	EUR	1,000,000	(8,180)	6/20/2020	(232)
Morgan Stanley	Cardinal Health, Inc.	1.00%	USD	5,000,000	(175,426)	3/20/2020	(185,348)
Morgan Stanley	Freeport-McMoRan, Inc.	1.00%	USD	800,000	69,173	9/20/2020	121,225
Morgan Stanley	Intesa Sanpaolo S.p.A.	1.00%	EUR	1,000,000	(9,199)	6/20/2020	(4,128)
Morgan Stanley	M.D.C. Holdings, Inc.	1.00%	USD	3,600,000	81,097	6/20/2020	67,489
Morgan Stanley	Rallye S.A.	5.00%	EUR	3,000,000	(341,493)	3/20/2020	(344,634)
Morgan Stanley	REPSOL S.A.	1.00%	EUR	1,500,000	7,701	6/20/2020	2,275
JPMorgan Chase Bank	Anglo American plc	1.00%	EUR	1,000,000	78,231	9/20/2020	77,817
JPMorgan Chase Bank	Glencore Finance S.A.	1.00%	EUR	1,750,000	81,708	9/20/2020	127,360
JPMorgan Chase Bank	People’s Republic of China	1.00%	USD	1,450,000	(10,781)	6/20/2020	(4,405)
Goldman Sachs International	ArcelorMittal	1.00%	EUR	750,000	77,137	9/20/2020	83,977
Goldman Sachs International	ArcelorMittal	1.00%	EUR	750,000	67,178	6/20/2020	75,652
Goldman Sachs International	Rallye S.A.	5.00%	EUR	2,000,000	(243,551)	3/20/2020	(229,756)
Goldman Sachs International	REPSOL S.A.	1.00%	EUR	2,100,000	2,109	6/20/2020	3,184
Barclays plc	Newmont Mining Corp.	1.00%	USD	3,500,000	215,282	9/20/2020	208,115
Barclays plc	People’s Republic of China	1.00%	USD	1,800,000	(12,056)	6/20/2020	(5,469)
Barclays plc	Sherwin-Williams Co./The	1.00%	USD	5,000,000	(175,426)	3/20/2020	(183,216)
Barclays plc	Weyerhaeuser Co.	1.00%	USD	5,000,000	(129,350)	3/20/2020	(131,507)
Bank of America Corp.	People’s Republic of China	1.00%	USD	6,500,000	(37,239)	3/20/2020	(33,781)
Bank of America Corp.	People’s Republic of China	1.00%	USD	1,450,000	(11,441)	6/20/2020	(4,405)
					$(330,996)		$(162,103)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Credit Default Swap Contracts on Corporate/Government Bonds - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread
JPMorgan Chase Bank	Communications Sales & Leasing, Inc.	5.00%	USD	1,650,000	$–	6/20/2020	$52,054	4.40%
JPMorgan Chase Bank	K. Hovnanian Enterprises, Inc.	5.00%	USD	3,600,000	(374,293)	9/20/2020	(642,631)	9.78%
Goldman Sachs International	Frontier Communications Corp.	5.00%	USD	1,500,000	(15,601)	9/20/2020	6,859	5.26%
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	5.00%	USD	1,100,000	(61,047)	6/20/2020	(185,448)	9.67%
Barclays plc	Communications Sales & Leasing, Inc.	5.00%	USD	940,000	40,466	6/20/2020	29,655	4.40%
Barclays plc	Republic of Colombia	1.00%	USD	1,220,000	(25,028)	12/20/2019	(31,668)	1.65%
					$(435,503)		$(771,179)

Credit Default Swap Contracts on Credit Indices - Sell Protection

Counterparty	Reference Obligation	Fixed Annual Rate Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

Morgan Stanley	CMBX North America Index Series 7	2.00%	USD	1,500,000	$32,112	1/17/2047	$(14,082)	2.14%
Morgan Stanley	CMBX North America Index Series 7	0.50%	USD	5,000,000	(167,740)	1/17/2047	(150,075)	0.91%
JPMorgan Chase Bank	CMBX North America Index Series 6	0.50%	USD	5,000,000	(95,829)	5/11/2063	(92,491)	0.79%
JPMorgan Chase Bank	CMBX North America Index Series 7	0.50%	USD	20,000,000	(782,821)	1/17/2047	(600,303)	0.91%
Barclays plc	CDX Emerging Markets Index 19-V2	5.00%	USD	1,100,000	51,913	6/20/2018	19,955	4.48%
Barclays plc	CMBX North America Index Series 6	2.00%	USD	600,000	5,140	5/11/2063	1,257	1.97%
					$(957,225)		$(835,739)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Buy Protection

Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value

CDX North America High Yield Index 24-V2	5.00%	USD	3,400,000	$(185,659)	06/20/2020	$(229,900)
iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	5,600,000	(633,700)	06/20/2019	(766,912)
				$(819,359)		$(996,812)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Centrally Cleared Credit Default Swap Contracts on Credit Indices — Sell Protection

Reference Obligation	Fixed Annual Rate Received By AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Maturity Date	Market Value	Credit Spread

CDX North America High Yield Index 21-V5	5.00%	USD	5,000,000	$241,471	12/20/2018	$400,798	2.54%
CDX North America High Yield Index 23-V4	5.00%	USD	7,500,000	391,567	12/20/2019	608,719	3.02%
CDX North America High Yield Index 24-V2	5.00%	USD	4,400,000	297,862	06/20/2020	297,517	3.53%
CDX North America Investment Grade Index 21-V1	1.00%	USD	10,000,000	103,119	12/20/2018	171,699	0.52%
CDX North America Investment Grade Index 23-V1	1.00%	USD	35,000,000	470,932	12/20/2019	506,829	0.68%
CDX North America Investment Grade Index 24-V1	1.00%	USD	9,225,000	157,566	06/20/2020	138,256	0.70%
iTraxx Europe Crossover Index Series 20-V1	5.00%	EUR	5,000,000	369,251	12/20/2018	672,376	1.45%
iTraxx Europe Crossover Index Series 21-V1	5.00%	EUR	12,600,000	1,503,319	06/20/2019	1,725,553	1.79%
iTraxx Europe Index Series 20-V1	1.00%	EUR	7,500,000	76,553	12/20/2018	175,967	0.40%
				$3,611,640		$4,697,714

Inflation Linked Swaps Contracts

	Rates Exchanged
Counterparty	Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.38%	GBP	1,410,000	12/9/2029	$80,558
Bank of America Corp.	1 Month United Kingdom Retail Price Index	3.57%	GBP	1,100,000	12/9/2039	98,171
Bank of America Corp.	3.15%	1 Month United Kingdom Retail Price Index	GBP	1,410,000	12/9/2024	(56,178)
Bank of America Corp.	3.57%	1 Month United Kingdom Retail Price Index	GBP	1,100,000	12/9/2044	(116,267)
						$6,284

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Interest Rate Swap Contracts

Counterparty	Payments Made by the AASF	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Bank of America Corp.	1 Day Certificate of Interbank Deposits	11.83%	BRL	8,443,674	1/2/2018	$(4,504)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	12.41%	BRL	2,429,498	1/2/2019	(7,156)
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	12.58%	BRL	4,999,504	1/2/2019	(6,937)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	12.60%	BRL	2,416,413	1/2/2019	(2,861)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	12.69%	BRL	5,249,770	1/2/2019	(1,221)
Morgan Stanley	1 Day Certificate of Interbank Deposits	12.99%	BRL	33,996,408	1/4/2016	(30,825)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	13.28%	BRL	6,057,389	1/2/2017	(2,935)
Bank of America Corp.	1 Day Certificate of Interbank Deposits	13.42%	BRL	11,636,533	1/2/2017	389
Bank of America Corp.	1 Day Certificate of Interbank Deposits	13.53%	BRL	5,939,498	1/2/2017	2,802
JPMorgan Chase Bank	1 Day Certificate of Interbank Deposits	13.54%	BRL	12,187,288	1/2/2017	6,216
Morgan Stanley	1 Day Certificate of Interbank Deposits	13.84%	BRL	13,937,530	1/2/2017	24,246
Bank of America Corp.	1 Day Certificate of Interbank Deposits	13.98%	BRL	6,919,868	1/2/2017	15,880
JPMorgan Chase Bank	12.29%	1 Day Certificate of Interbank Deposits	BRL	5,166,090	1/2/2017	26,551
Bank of America Corp.	12.65%	1 Day Certificate of Interbank Deposits	BRL	7,111,018	1/2/2018	9,926
Bank of America Corp.	12.85%	1 Day Certificate of Interbank Deposits	BRL	15,104,426	1/2/2018	298
Bank of America Corp.	12.87%	1 Day Certificate of Interbank Deposits	BRL	6,986,019	1/2/2018	(189)
JPMorgan Chase Bank	12.87%	1 Day Certificate of Interbank Deposits	BRL	14,269,566	1/2/2018	(285)
JPMorgan Chase Bank	13.18%	1 Day Certificate of Interbank Deposits	BRL	19,267,221	1/4/2016	20,973
Morgan Stanley	3.94%	6 Month Chilean Unidad de Fomento	CLP	1,500,750,000	2/25/2020	(4,810)
Bank of America Corp.	4.22%	6 Month Chilean Unidad de Fomento	CLP	1,152,550,000	9/16/2020	(15,147)
Bank of America Corp.	4.34%	1 Day Indicador Bancario de Referencia	COP	1,221,180,000	12/11/2016	996
JPMorgan Chase Bank	7.35%	1 Day Mumbai Interbank Offered Rate	INR	621,240,000	6/1/2016	13,095
Bank of America Corp.	7.37%	1 Day Mumbai Interbank Offered Rate	INR	617,805,000	5/28/2016	11,696
Barclays plc	2.12%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	1,660,000,000	12/2/2019	(16,001)
JPMorgan Chase Bank	2.18%	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	KRW	4,528,975,000	7/31/2025	10,096
JPMorgan Chase Bank	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	1.63%	KRW	21,653,875,000	7/31/2017	(5,144)
Barclays plc	3 Month Korean Securities Dealer Association 91 day Certificate of Deposit Rate	1.76%	KRW	2,294,590,000	7/10/2018	2,160
Barclays plc	3.82%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	3,490,000	3/4/2020	11,828

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Interest Rate Swap Contracts (Continued)

Counterparty	Payments Made by the AASF	Payments Received by AASF	Currency	Notional Amount	Termination Date	Market Value
Bank of America Corp.	3.83%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	3,560,000	2/18/2020	$11,353
JPMorgan Chase Bank	3.83%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	4,520,000	2/23/2020	14,610
Barclays plc	3.86%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	7,980,000	2/12/2020	22,412
Morgan Stanley	3.89%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	18,000,000	11/5/2019	37,181
Morgan Stanley	3.95%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	3,970,000	6/19/2020	9,268
JPMorgan Chase Bank	3.99%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,850,000	6/17/2020	10,509
Barclays plc	4.18%	3 Month Kuala Lumpur Interbank Offered Rate	MYR	5,280,000	12/12/2019	(4,862)
Bank of America Corp.	6 Month Thai Baht Interest Rate Fixing	1.50%	THB	178,200,000	8/4/2017	–
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	1.78%	THB	125,380,000	12/3/2016	18,099
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	1.90%	THB	118,710,000	12/16/2016	22,437
JPMorgan Chase Bank	6 Month Thai Baht Interest Rate Fixing	1.98%	THB	73,130,000	2/10/2017	15,647
Morgan Stanley	6 Month Thai Baht Interest Rate Fixing	2.37%	THB	110,000,000	11/7/2019	66,878
Barclays plc	3 Month Taiwan Secondary Market Bills	1.00%	TWD	89,500,000	7/30/2018	(1,558)
Barclays plc	3 Month Taiwan Secondary Market Bills	1.03%	TWD	27,100,000	7/31/2018	180
						$281,291

Centrally Cleared Interest Rate Swap Contracts

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value

6 Month Bank Bill Swap Reference Rate	3.50%	AUD	2,150,000	$13,148	9/16/2025	$52,170
2.50%	3 Month Canadian Bankers’ Acceptance Rate	CAD	6,990,000	128,275	12/16/2025	90,970
1.25%	6 Month London Interbank Offered Rate	CHF	1,340,000	(16,363)	12/16/2025	(22,367)
1.30%	6 Month Prague Interbank Offered Rate	CZK	15,070,000	4	7/15/2025	(12,459)
1.37%	6 Month Prague Interbank Offered Rate	CZK	12,970,000	4	6/16/2025	(14,949)
0.50%	6 Month Euro Interbank Offered Rate	EUR	945,000	(2,927)	9/16/2020	(3,627)
0.75%	6 Month Euro Interbank Offered Rate	EUR	2,130,000	2,417	9/16/2022	(10,002)
0.78%	6 Month Euro Interbank Offered Rate	EUR	40,000,000	–	5/28/2019	(103,107)
0.79%	6 Month Euro Interbank Offered Rate	EUR	60,000,000	–	5/28/2019	(161,315)
1.25%	6 Month Euro Interbank Offered Rate	EUR	1,885,000	(16,600)	9/16/2025	(47,083)
1.35%	6 Month Euro Interbank Offered Rate	EUR	25,390,000	73,058	2/27/2030	1,140,181
1.50%	6 Month Euro Interbank Offered Rate	EUR	11,910,000	(453,724)	9/16/2030	(288,526)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
1.70%	6 Month Euro Interbank Offered Rate	EUR	25,930,000	636,394	5/11/2035	$555,425
2.10%	6 Month Euro Interbank Offered Rate	EUR	17,680,000	(114,180)	6/8/2030	(535,014)
6 Month Euro Interbank Offered Rate	0.57%	EUR	100,000,000	–	5/28/2019	36,255
6 Month Euro Interbank Offered Rate	1.00%	EUR	17,150,000	(173,534)	5/15/2024	189,374
6 Month Euro Interbank Offered Rate	1.10%	EUR	29,710,000	107,775	5/15/2024	611,604
6 Month Euro Interbank Offered Rate	1.15%	EUR	26,200,000	(72,890)	2/27/2025	(532,693)
6 Month Euro Interbank Offered Rate	1.23%	EUR	480,000	4	6/16/2025	13,246
6 Month Euro Interbank Offered Rate	1.40%	EUR	7,590,000	(50,352)	2/27/2035	(499,352)
6 Month Euro Interbank Offered Rate	1.50%	EUR	18,000,000	(416,358)	12/16/2025	(168,893)
6 Month Euro Interbank Offered Rate	1.57%	EUR	68,870,000	(282,622)	5/11/2025	12,372
6 Month Euro Interbank Offered Rate	1.70%	EUR	6,200,000	14,169	7/10/2025	35,145
6 Month Euro Interbank Offered Rate	1.85%	EUR	33,880,000	(19,945)	6/8/2025	497,254
6 Month Euro Interbank Offered Rate	2.00%	EUR	9,410,000	18,146	9/16/2025	187,892
6 Month Euro Interbank Offered Rate	2.25%	EUR	4,470,000	23,963	12/17/2035	108,732
1 Day Sterling Over Night Index Average	0.55%	GBP	104,490,000	3,557	2/4/2016	4,624
1.84%	6 Month London Interbank Offered Rate	GBP	180,000	(1,497)	6/7/2032	14,866
2.06%	6 Month London Interbank Offered Rate	GBP	980,000	13,971	4/15/2039	42,990
2.10%	6 Month London Interbank Offered Rate	GBP	416,000	(23,575)	6/8/2037	14,184
2.50%	6 Month London Interbank Offered Rate	GBP	2,030,000	(26,364)	12/19/2045	(80,438)
2.50%	6 Month London Interbank Offered Rate	GBP	770,000	15,901	12/17/2035	(3,950)
2.75%	6 Month London Interbank Offered Rate	GBP	7,090,000	(9,220)	9/16/2025	(145,897)
6 Month London Interbank Offered Rate	2.25%	GBP	1,420,000	2,005	9/16/2025	38,025
1.86%	6 Month Budapest Interbank Offered Rate	HUF	199,960,000	2	6/9/2018	(1,617)
2.34%	6 Month Budapest Interbank Offered Rate	HUF	849,030,000	16	9/16/2020	1,459
2.99%	6 Month Budapest Interbank Offered Rate	HUF	132,130,000	3	6/2/2025	5,670
3.28%	6 Month Budapest Interbank Offered Rate	HUF	144,830,000	4	7/9/2025	(6,245)
3.38%	6 Month Budapest Interbank Offered Rate	HUF	180,760,000	5	6/25/2025	(13,839)
3.58%	6 Month Budapest Interbank Offered Rate	HUF	120,480,000	3	6/19/2025	(16,992)
0.75%	6 Month London Interbank Offered Rate	JPY	70,920,000	(2,356)	9/16/2025	(8,586)
1.00%	6 Month London Interbank Offered Rate	JPY	1,010,720,000	14,782	12/16/2025	(12,709)
2.00%	6 Month London Interbank Offered Rate	JPY	87,810,000	(1,329)	12/17/2035	(2,877)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
1 Month Equilibrium Interbank Interest Rate	3.51%	MXN	92,520,000	$–	9/11/2015	$1,770
1 Month Equilibrium Interbank Interest Rate	4.75%	MXN	24,870,000	(11,808)	9/13/2018	(3,252)
1 Month Equilibrium Interbank Interest Rate	5.50%	MXN	57,320,000	(133,278)	9/8/2022	(95,781)
1 Month Equilibrium Interbank Interest Rate	5.50%	MXN	16,240,000	4	9/10/2020	954
1 Month Equilibrium Interbank Interest Rate	6.30%	MXN	12,390,000	1	1/21/2022	(10,552)
1 Month Equilibrium Interbank Interest Rate	6.38%	MXN	12,310,000	1	1/26/2022	(9,495)
1 Month Equilibrium Interbank Interest Rate	6.47%	MXN	12,280,000	1	1/17/2022	(8,300)
1 Month Equilibrium Interbank Interest Rate	6.71%	MXN	25,120,000	3	2/16/2022	(11,584)
1 Month Equilibrium Interbank Interest Rate	6.90%	MXN	10,900,000	1	4/5/2022	(3,386)
1 Month Equilibrium Interbank Interest Rate	7.04%	MXN	13,170,000	1	3/4/2022	(1,984)
1 Month Equilibrium Interbank Interest Rate	7.26%	MXN	15,710,000	2	12/7/2021	2,224
1 Month Equilibrium Interbank Interest Rate	7.35%	MXN	194,280,000	(5)	10/29/2021	52,691
1 Month Equilibrium Interbank Interest Rate	7.37%	MXN	11,330,000	2	11/2/2021	3,253
3.57%	1 Month Equilibrium Interbank Interest Rate	MXN	111,400,000	1	8/27/2015	(1,408)
4.62%	1 Month Equilibrium Interbank Interest Rate	MXN	20,230,000	6	11/22/2018	7,449
5.96%	1 Month Equilibrium Interbank Interest Rate	MXN	3,780,000	2	11/20/2024	3,859
6.32%	1 Month Equilibrium Interbank Interest Rate	MXN	5,220,000	1	1/17/2025	11,679
6.41%	1 Month Equilibrium Interbank Interest Rate	MXN	5,280,000	1	1/22/2025	10,756
6.47%	1 Month Equilibrium Interbank Interest Rate	MXN	5,280,000	1	1/13/2025	9,941
6.73%	1 Month Equilibrium Interbank Interest Rate	MXN	10,800,000	2	2/12/2025	14,249
6.92%	1 Month Equilibrium Interbank Interest Rate	MXN	4,700,000	1	4/1/2025	4,379
7.07%	1 Month Equilibrium Interbank Interest Rate	MXN	5,680,000	1	2/28/2025	3,290
7.36%	1 Month Equilibrium Interbank Interest Rate	MXN	6,770,000	2	12/3/2024	(1,240)
7.44%	1 Month Equilibrium Interbank Interest Rate	MXN	84,530,000	–	10/25/2024	(35,085)
7.45%	1 Month Equilibrium Interbank Interest Rate	MXN	4,910,000	1	10/29/2024	(2,125)
6 Month Norwegian Inter Bank Offered Rate	1.75%	NOK	13,600,000	14,876	9/16/2020	15,254
4.00%	3 Month Bank Bill Swap Reference Rate	NZD	2,850,000	29,325	12/16/2025	20,603
4.25%	3 Month Bank Bill Swap Reference Rate	NZD	700,000	(4,554)	9/16/2025	(22,681)
0.75%	3 Month Stockholm Interbank Offered Rate	SEK	97,970,000	60,855	9/16/2020	(91,242)
3 Month Stockholm Interbank Offered Rate	1.50%	SEK	54,280,000	(248,690)	12/16/2025	(232,679)
3 Month Stockholm Interbank Offered Rate	1.75%	SEK	3,700,000	6,998	9/16/2025	14,579

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts (Continued)

Payments Made by AASF	Payments Received by AASF	Currency	Notional Amount	Upfront Premium (Received) Paid	Termination Date	Market Value
1.75%	3 Month London Interbank Offered Rate	USD	5,600,000	$(41,594)	9/16/2018	$(75,730)
2.04%	3 Month London Interbank Offered Rate	USD	25,000,000	—	6/9/2019	(241,636)
2.25%	3 Month London Interbank Offered Rate	USD	5,530,000	(94,455)	9/16/2020	(135,726)
2.50%	3 Month London Interbank Offered Rate	USD	5,980,000	(89,580)	9/16/2022	(179,813)
2.61%	3 Month London Interbank Offered Rate	USD	14,080,000	48,428	5/5/2027	128,639
2.75%	3 Month London Interbank Offered Rate	USD	14,310,000	(308,355)	9/16/2025	(551,436)
3 Month London Interbank Offered Rate	2.18%	USD	41,760,000	(11,872)	5/5/2020	52,380
3 Month London Interbank Offered Rate	2.92%	USD	109,200,000	(51,867)	6/24/2021	592,867
3.00%	3 Month London Interbank Offered Rate	USD	2,250,000	38,386	12/17/2035	17,016
3.00%	3 Month London Interbank Offered Rate	USD	3,300,000	(125,843)	9/16/2030	(185,999)
3.00%	3 Month London Interbank Offered Rate	USD	1,000,000	1,247	9/16/2045	(53,285)
3.00%	3 Month London Interbank Offered Rate	USD	4,890,000	31,669	12/16/2025	2,232
3.22%	3 Month London Interbank Offered Rate	USD	28,000,000	106,240	6/24/2029	(546,563)
7.48%	3 Month Johannesburg Interbank Agreed Rate	ZAR	28,750,000	10	5/22/2020	12,834
8.09%	3 Month Johannesburg Interbank Agreed Rate	ZAR	6,490,000	4	5/6/2025	3,174
						$(555,009)

Contracts for Differences - Long Equity Positions

Counterparty	Reference Entity	Shares	Net Unrealized Appreciation/ (Depreciation)
Bank Of America	Ireland
	Shire plc	11,027	$18,797
	Switzerland
	Wizz Air Holdings plc	24,080	4,137
	United Kingdom
	Ashtead Group plc	14,664	(19,809)
	Aviva plc	94,513	(18,450)
	Barratt Developments plc	78,782	(7,997)
	BP plc	178,013	(58,796)
	British American Tobacco plc	11,184	26,198
	BT Group plc	258,825	(59,417)
	easyJet plc	18,482	(22,224)
	Imperial Tobacco Group plc	27,755	16,037
	ITV plc	177,959	14,451
	JD Sports Fashion plc	91,981	95,654
	Land Securities Group plc	88,147	(30,284)
	Legal & General Group plc	88,656	(16,337)
	Lloyds Banking Group plc	1,078,653	(73,949)
	Next plc	5,984	47,659
	Persimmon plc	22,190	21,831

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Contracts for Differences - Long Equity Positions

Counterparty	Reference Entity	Shares	Net Unrealized Appreciation/ (Depreciation)
Bank Of America (continued)	United Kingdom
	Prudential plc	44,070	$(76,047)
	Reckitt Benckiser Group plc	12,481	30,796
	RELX plc	36,800	5,172
	Rio Tinto plc	27,605	(45,049)
	Shawbrook Group plc	28,312	221
	Taylor Wimpey plc	269,075	14,707
			(155,633)
			(132,699)
	United Kingdom
JPMorgan Chase	SABMiller plc	11,320	(2,694)
Total Contracts for Differences			$(135,393)

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
AUD vs. GBP, expiring 9/16/2015	HSBC Bank plc	190,000	93,950	$138,534	$146,672	$(8,138)
AUD vs. USD, expiring 9/16/2015	Bank of America Corp.	272,229	208,225	198,489	208,225	(9,736)
AUD vs. USD, expiring 9/16/2015	Barclays Bank plc	388,000	297,713	282,902	297,713	(14,811)
AUD vs. USD, expiring 9/16/2015	BNP Paribas S.A.	1,080,977	823,417	788,171	823,417	(35,246)
AUD vs. USD, expiring 9/16/2015	Citibank N.A.	1,575,000	1,192,274	1,148,376	1,192,274	(43,898)
AUD vs. USD, expiring 9/16/2015	HSBC Bank plc	542,901	408,719	395,844	408,719	(12,875)
AUD vs. USD, expiring 9/16/2015	JPMorgan Chase Bank	1,231,000	902,004	897,556	902,004	(4,448)
AUD vs. USD, expiring 9/16/2015	Royal Bank of Canada	81,578	63,259	59,481	63,259	(3,778)
AUD vs. USD, expiring 9/16/2015	UBS AG	445,167	338,920	324,584	338,920	(14,336)
AUD vs. USD, expiring 9/16/2015	Westpac Banking Corp.	1,226,311	892,571	894,137	892,571	1,566
AUD vs. USD, expiring 9/16/2015	Westpac Banking Corp.	2,383,770	1,803,404	1,738,072	1,803,404	(65,332)
BRL vs. USD, expiring 8/4/2015	HSBC Bank plc	935,577	297,406	273,245	297,406	(24,161)
BRL vs. USD, expiring 8/4/2015	Morgan Stanley	1,931,974	601,570	564,253	601,570	(37,317)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
BRL vs. USD, expiring 8/4-9/2/2015	UBS AG	3,040,579	$903,000	$881,300	$903,000	$(21,700)
CAD vs. CHF, expiring 9/16/2015	Westpac Banking Corp.	509,607	377,008	389,542	390,732	(1,190)
CAD vs. EUR, expiring 9/16/2015	Royal Bank of Canada	244,778	175,711	187,107	193,086	(5,979)
CAD vs. GBP, expiring 9/16/2015	HSBC Bank plc	660,048	344,343	504,538	537,575	(33,037)
CAD vs. JPY, expiring 9/16/2015	Royal Bank of Canada	267,064	26,624,144	204,143	214,941	(10,798)
CAD vs. NOK, expiring 9/16/2015	State Street Bank & Trust	375,556	2,352,952	287,074	287,771	(697)
CAD vs. NOK, expiring 9/16/2015	UBS AG	233,690	1,476,103	178,632	180,531	(1,899)
CAD vs. USD, expiring 9/16/2015	Bank of America Corp.	181,930	146,231	139,066	146,231	(7,165)
CAD vs. USD, expiring 9/16/2015	Barclays Bank plc	409,036	314,790	312,666	314,790	(2,124)
CAD vs. USD, expiring 9/16/2015	BNP Paribas S.A.	222,000	179,071	169,696	179,071	(9,375)
CAD vs. USD, expiring 8/10/2015	Citibank N.A.	169,994	133,202	129,974	133,202	(3,228)
CAD vs. USD, expiring 9/16/2015	Royal Bank of Canada	2,741,232	2,159,411	2,095,387	2,159,411	(64,024)
CAD vs. USD, expiring 9/16/2015	State Street Bank & Trust	1,801,335	1,416,158	1,376,934	1,416,158	(39,224)
CAD vs. USD, expiring 9/16/2015	UBS AG	904,014	708,143	691,026	708,143	(17,117)
CAD vs. USD, expiring 8/10/2015	Westpac Banking Corp.	611,331	495,456	467,412	495,456	(28,044)
CHF vs. CAD, expiring 9/16/2015	Barclays Bank plc	377,008	502,262	390,733	383,928	6,805
CHF vs. DKK, expiring 8/6/2015	Citibank N.A.	369,413	2,646,978	382,321	389,574	(7,253)
CHF vs. EUR, expiring 8/6/2015	Royal Bank of Canada	1,194,864	1,145,524	1,236,612	1,258,101	(21,489)
CHF vs. USD, expiring 9/4/2015	Royal Bank of Canada	379,653	393,605	393,298	393,605	(307)
CHF vs. USD, expiring 8/6/2015	UBS AG	4,132,964	4,359,317	4,277,368	4,359,317	(81,949)
CLP vs. USD, expiring 8/10/2015	BNP Paribas S.A.	196,488,000	300,000	291,267	300,000	(8,733)
CLP vs. USD, expiring 8/10/2015	Credit Suisse International	194,997,000	300,000	289,056	300,000	(10,944)
CLP vs. USD, expiring 9/30/2015	JPMorgan Chase Bank	373,850,000	585,880	551,436	585,880	(34,444)
CLP vs. USD, expiring 8/24/2015	Morgan Stanley	187,674,300	290,675	277,810	290,675	(12,865)
CLP vs. USD, expiring 8/24/2015	UBS AG	198,238,236	302,000	293,448	302,000	(8,552)
COP vs. USD, expiring 8/31/2015	HSBC Bank plc	864,626,000	302,000	299,885	302,000	(2,115)
COP vs. USD, expiring 8/10/2015	UBS AG	810,810,000	300,000	281,409	300,000	(18,591)
EUR vs. CAD, expiring 9/16/2015	Royal Bank of Canada	149,449	206,596	164,227	157,921	6,306

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
EUR vs. CHF, expiring 8/6/2015	BNP Paribas S.A.	931,309	969,773	$1,022,834	$1,003,656	$19,178
EUR vs. DKK, expiring 8/6/2015	HSBC Bank plc	281,062	2,096,874	308,683	308,611	72
EUR vs. GBP, expiring 9/16/2015	Barclays Bank plc	546,000	386,191	599,992	602,908	(2,916)
EUR vs. GBP, expiring 9/16/2015	Citibank N.A.	534,000	379,450	586,805	592,384	(5,579)
EUR vs. GBP, expiring 8/6/2015	HSBC Bank plc	3,594,810	2,502,868	3,948,092	3,908,551	39,541
EUR vs. GBP, expiring 8/6/2015	HSBC Bank plc	1,561,574	1,113,729	1,715,322	1,739,076	(23,754)
EUR vs. HUF, expiring 9/16/2015	Bank of America Corp.	265,000	82,361,735	291,205	294,235	(3,030)
EUR vs. HUF, expiring 1/14/2016	State Street Bank & Trust	3,819,830	1,193,009,306	4,206,838	4,259,439	(52,601)
EUR vs. NOK, expiring 9/16/2015	HSBC Bank plc	442,151	3,885,512	485,874	475,206	10,668
EUR vs. PLN, expiring 9/16/2015	UBS AG	158,222	650,262	173,868	172,160	1,708
EUR vs. SEK, expiring 9/16/2015	HSBC Bank plc	762,201	7,157,580	837,573	830,367	7,206
EUR vs. USD, expiring 8/6/2015	Australia and New Zealand Banking Group Limited	1,455,000	1,605,261	1,597,991	1,605,261	(7,270)
EUR vs. USD, expiring 8/7/2015	Bank of America Corp.	1,366,000	1,513,718	1,500,262	1,513,718	(13,456)
EUR vs. USD, expiring 8/6/2015	Barclays Bank plc	334,286	365,469	367,139	365,469	1,670
EUR vs. USD, expiring 8/6-9/4/2015	Barclays Bank plc	1,953,925	2,160,320	2,146,502	2,160,320	(13,818)
EUR vs. USD, expiring 9/16/2015	BNP Paribas S.A.	684,762	765,659	752,475	765,659	(13,184)
EUR vs. USD, expiring 9/16/2015	BNP Paribas S.A.	833,000	906,527	915,372	906,527	8,845
EUR vs. USD, expiring 9/16/2015	Credit Suisse International	934,000	1,043,733	1,026,360	1,043,733	(17,373)
EUR vs. USD, expiring 9/16/2015	Deutsche Bank AG	277,000	301,476	304,392	301,476	2,916
EUR vs. USD, expiring 9/16/2015	Deutsche Bank AG	920,578	1,027,729	1,011,612	1,027,729	(16,117)
EUR vs. USD, expiring 8/6/2015	Goldman Sachs & Co.	370,237	405,983	406,623	405,983	640
EUR vs. USD, expiring 9/4/2015	Goldman Sachs & Co.	403,409	447,846	443,220	447,846	(4,626)
EUR vs. USD, expiring 9/16/2015	HSBC Bank plc	1,082,000	1,198,525	1,188,995	1,198,525	(9,530)
EUR vs. USD, expiring 9/16/2015	HSBC Bank plc	208,801	229,145	229,449	229,145	304
EUR vs. USD, expiring 8/7-9/16/2015	JPMorgan Chase Bank	552,574	618,643	607,163	618,643	(11,480)
EUR vs. USD, expiring 8/7/2015	Merrill Lynch International	120,062	137,029	131,862	137,029	(5,167)
EUR vs. USD, expiring 8/7/2015	Morgan Stanley	7,478,000	8,198,445	8,213,001	8,198,445	14,556

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
EUR vs. USD, expiring 8/6-9/16/2015	Royal Bank of Canada	5,505,993	6,117,707	$6,047,837	$6,117,707	$(69,870)
EUR vs. USD, expiring 8/6-9/4/2015	Royal Bank of Canada	1,767,864	1,932,201	1,941,791	1,932,201	9,590
EUR vs. USD, expiring 9/16/2015	State Street Bank & Trust	276,500	300,694	303,842	300,694	3,148
EUR vs. USD, expiring 9/16/2015	State Street Bank & Trust	1,948,759	2,177,190	2,141,465	2,177,190	(35,725)
EUR vs. USD, expiring 8/7/2015	UBS AG	667,000	724,633	732,558	724,633	7,925
EUR vs. USD, expiring 8/6-9/16/2015	UBS AG	3,467,411	3,890,423	3,809,467	3,890,423	(80,956)
EUR vs. USD, expiring 9/16/2015	Westpac Banking Corp.	328,601	356,576	361,095	356,576	4,519
EUR vs. USD, expiring 8/7/2015	Westpac Banking Corp.	10,645,000	11,827,961	11,691,282	11,827,961	(136,679)
GBP vs. AUD, expiring 9/16/2015	Royal Bank of Canada	121,657	248,895	189,927	181,476	8,451
GBP vs. EUR, expiring 9/16/2015	Barclays Bank plc	341,217	464,000	532,696	509,883	22,813
GBP vs. EUR, expiring 8/6/2015	Royal Bank of Canada	2,350,887	3,330,999	3,670,997	3,658,728	12,269
GBP vs. EUR, expiring 9/16/2015	State Street Bank & Trust	380,673	536,704	594,293	589,776	4,517
GBP vs. EUR, expiring 8/6/2015	UBS AG	244,321	344,872	381,539	378,765	2,774
GBP vs. EUR, expiring 9/16/2015	Westpac Banking Corp.	385,118	549,000	601,233	603,289	(2,056)
GBP vs. JPY, expiring 9/16/2015	Royal Bank of Canada	100,688	19,459,128	157,191	157,096	95
GBP vs. USD, expiring 9/16/2015	BNP Paribas S.A.	128,097	197,798	199,980	197,798	2,182
GBP vs. USD, expiring 9/16/2015	Citibank N.A.	187,000	297,059	291,938	297,059	(5,121)
GBP vs. USD, expiring 8/6/2015	Goldman Sachs & Co.	385,561	599,562	602,102	599,562	2,540
GBP vs. USD, expiring 9/16/2015	HSBC Bank plc	169,973	264,841	265,356	264,841	515
GBP vs. USD, expiring 9/16/2015	Royal Bank of Canada	267,048	418,865	416,905	418,865	(1,960)
GBP vs. USD, expiring 8/25/2015	Royal Bank of Canada	52,999	82,706	82,752	82,706	46
GBP vs. USD, expiring 8/25-9/16/2015	State Street Bank & Trust	1,300,041	2,023,444	2,029,878	2,023,444	6,434
GBP vs. USD, expiring 8/6/2015	UBS AG	13,854,687	21,609,474	21,635,875	21,609,474	26,401
GBP vs. USD, expiring 9/16/2015	Westpac Banking Corp.	187,031	288,793	291,986	288,793	3,193
HUF vs. EUR, expiring 9/16/2015	BNP Paribas S.A.	122,299,827	390,000	436,912	428,566	8,346
HUF vs. EUR, expiring 10/14-7/8/2016	State Street Bank & Trust	1,193,684,451	3,819,448	4,260,548	4,207,997	52,551

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
HUF vs. USD, expiring 9/16/2015	Bank of America Corp.	181,525,776	644,852	$648,495	$644,852	$3,643
HUF vs. USD, expiring 9/16/2015	Barclays Bank plc	92,597,702	325,282	330,802	325,282	5,520
HUF vs. USD, expiring 9/16/2015	Citibank N.A.	187,910,867	678,311	671,305	678,311	(7,006)
HUF vs. USD, expiring 9/16/2015	UBS AG	181,636,543	655,870	648,891	655,870	(6,979)
INR vs. USD, expiring 8/6/2015	HSBC Bank plc	17,000,170	265,048	265,038	265,048	(10)
INR vs. USD, expiring 8/6/2015	Westpac Banking Corp.	22,823,000	356,234	355,818	356,234	(416)
JPY vs. GBP, expiring 9/16/2015	Royal Bank of Canada	21,873,893	114,036	176,591	178,029	(1,438)
JPY vs. SEK, expiring 9/16/2015	HSBC Bank plc	14,122,462	935,814	114,013	108,566	5,447
JPY vs. USD, expiring 9/16/2015	Bank of America Corp.	131,160,733	1,064,559	1,058,880	1,064,559	(5,679)
JPY vs. USD, expiring 9/16/2015	Barclays Bank plc	74,263,706	598,000	599,542	598,000	1,542
JPY vs. USD, expiring 9/16/2015	Barclays Bank plc	73,908,333	599,000	596,673	599,000	(2,327)
JPY vs. USD, expiring 9/30/2015	Bestinver S.V.B S.A.	122,300,000	1,001,310	987,621	1,001,310	(13,689)
JPY vs. USD, expiring 9/16/2015	BNP Paribas S.A.	16,870,896	135,413	136,201	135,413	788
JPY vs. USD, expiring 9/16/2015	BNP Paribas S.A.	42,835,560	349,578	345,818	349,578	(3,760)
JPY vs. USD, expiring 9/16/2015	Citibank N.A.	37,513,383	302,000	302,851	302,000	851
JPY vs. USD, expiring 9/16/2015	Deutsche Bank AG	27,884,308	227,000	225,114	227,000	(1,886)
JPY vs. USD, expiring 9/10/2015	JPMorgan Chase Bank	58,253,000	470,466	470,229	470,466	(237)
JPY vs. USD, expiring 9/16/2015	Royal Bank of Canada	79,215,251	647,297	639,516	647,297	(7,781)
JPY vs. USD, expiring 9/16/2015	Royal Bank of Canada	74,745,166	603,000	603,429	603,000	429
JPY vs. USD, expiring 9/16/2015	State Street Bank & Trust	66,282,257	537,533	535,106	537,533	(2,427)
JPY vs. USD, expiring 9/16/2015	UBS AG	64,386,207	521,328	519,800	521,328	(1,528)
JPY vs. USD, expiring 9/16/2015	UBS AG	141,155,721	1,138,851	1,139,571	1,138,851	720
KRW vs. USD, expiring 8/20/2015	Citibank N.A.	347,146,282	302,000	296,511	302,000	(5,489)
KRW vs. USD, expiring 8/17-8/28/2015	Deutsche Bank AG	1,544,949,420	1,339,000	1,319,365	1,339,000	(19,635)
KRW vs. USD, expiring 9/30/2015	JPMorgan Chase Bank	653,067,836	588,668	557,131	588,668	(31,537)
MXN vs. USD, expiring 9/17/2015	Bank of America Corp.	23,561,117	1,494,144	1,457,308	1,494,144	(36,836)
MXN vs. USD, expiring 9/17/2015	Deutsche Bank AG	17,446,668	1,121,712	1,079,115	1,121,712	(42,597)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
MXN vs. USD, expiring 9/17/2015	HSBC Bank plc	43,856,942	2,805,954	$2,712,651	$2,805,954	$(93,303)
MXN vs. USD, expiring 9/17-9/30/2015	JPMorgan Chase Bank	38,816,087	2,491,733	2,399,557	2,491,733	(92,176)
MXN vs. USD, expiring 9/11/2015	Morgan Stanley	3,843,142	235,381	237,822	235,381	2,441
MXN vs. USD, expiring 9/17/2015	UBS AG	16,236,962	1,042,777	1,004,292	1,042,777	(38,485)
NOK vs. EUR, expiring 9/16/2015	JPMorgan Chase Bank	3,869,356	442,151	473,230	485,874	(12,644)
NOK vs. USD, expiring 8/19/2015	Citibank N.A.	1,120,000	143,257	137,066	143,257	(6,191)
NOK vs. USD, expiring 8/6/2015	Goldman Sachs & Co.	1,449,227	182,877	177,410	182,877	(5,467)
NOK vs. USD, expiring 9/16/2015	HSBC Bank plc	2,753,090	335,789	336,709	335,789	920
NOK vs. USD, expiring 9/16/2015	HSBC Bank plc	22,799,928	2,829,861	2,788,480	2,829,861	(41,381)
NOK vs. USD, expiring 9/30/2015	JPMorgan Chase Bank	9,065,446	1,149,927	1,108,374	1,149,927	(41,553)
NOK vs. USD, expiring 9/16/2015	State Street Bank & Trust	14,686,205	1,826,209	1,796,154	1,826,209	(30,055)
NOK vs. USD, expiring 9/16/2015	State Street Bank & Trust	1,985,359	241,084	242,814	241,084	1,730
NOK vs. USD, expiring 9/16/2015	UBS AG	9,426,397	1,197,632	1,152,869	1,197,632	(44,763)
NZD vs. GBP, expiring 9/16/2015	Royal Bank of Canada	673,234	295,000	442,802	460,543	(17,741)
NZD vs. SEK, expiring 9/16/2015	HSBC Bank plc	160,342	910,628	105,461	105,644	(183)
NZD vs. SEK, expiring 9/16/2015	Royal Bank of Canada	165,479	936,146	108,839	108,604	235
NZD vs. USD, expiring 9/16/2015	Bank of America Corp.	1,560,327	1,074,439	1,026,265	1,074,439	(48,174)
NZD vs. USD, expiring 9/16/2015	Barclays Bank plc	428,000	295,640	281,506	295,640	(14,134)
NZD vs. USD, expiring 9/16/2015	Barclays Bank plc	462,000	300,480	303,869	300,480	3,389
NZD vs. USD, expiring 9/16/2015	BNP Paribas S.A.	857,150	593,841	563,768	593,841	(30,073)
NZD vs. USD, expiring 9/16/2015	Deutsche Bank AG	910,000	597,953	598,530	597,953	577
NZD vs. USD, expiring 9/16/2015	HSBC Bank plc	147,363	104,420	96,924	104,420	(7,496)
NZD vs. USD, expiring 9/30/2015	JPMorgan Chase Bank	2,472,578	1,688,771	1,624,464	1,688,771	(64,307)
NZD vs. USD, expiring 9/16/2015	Royal Bank of Canada	324,974	216,381	213,744	216,381	(2,637)
NZD vs. USD, expiring 9/16/2015	State Street Bank & Trust	643,156	421,441	423,020	421,441	1,579
NZD vs. USD, expiring 9/16/2015	UBS AG	3,178,019	2,163,340	2,090,262	2,163,340	(73,078)
NZD vs. USD, expiring 8/27-9/16/2015	Westpac Banking Corp.	1,342,361	937,882	883,039	937,882	(54,843)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
PLN vs. EUR, expiring 9/16/2015	Bank of America Corp.	1,156,787	273,000	$306,265	$299,996	$6,269
PLN vs. EUR, expiring 9/16/2015	BNP Paribas S.A.	1,116,555	268,000	295,614	294,502	1,112
PLN vs. EUR, expiring 9/16/2015	UBS AG	1,140,709	271,000	302,008	297,798	4,210
PLN vs. USD, expiring 8/13-9/16/2015	Citibank N.A.	1,457,474	393,614	385,927	393,614	(7,687)
PLN vs. USD, expiring 9/30/2015	JPMorgan Chase Bank	2,037,009	545,267	539,087	545,267	(6,180)
PLN vs. USD, expiring 9/16/2015	UBS AG	2,665,446	720,758	705,689	720,758	(15,069)
RUB vs. USD, expiring 8/10/2015	BNP Paribas S.A.	17,295,960	300,000	280,136	300,000	(19,864)
RUB vs. USD, expiring 8/27-8/31/2015	Morgan Stanley	54,798,770	906,000	882,251	906,000	(23,749)
SEK vs. EUR, expiring 9/16/2015	HSBC Bank plc	6,548,404	702,007	759,695	771,426	(11,731)
SEK vs. EUR, expiring 9/16/2015	JPMorgan Chase Bank	7,169,826	765,284	831,788	840,961	(9,173)
SEK vs. EUR, expiring 9/16/2015	Morgan Stanley	8,225,286	880,959	954,233	968,074	(13,841)
SEK vs. JPY, expiring 9/16/2015	UBS AG	1,182,930	17,704,913	137,234	142,934	(5,700)
SEK vs. NZD, expiring 9/16/2015	BNP Paribas S.A.	2,475,283	423,072	287,163	278,265	8,898
SEK vs. NZD, expiring 9/16/2015	HSBC Bank plc	2,270,220	404,306	263,373	265,922	(2,549)
SEK vs. USD, expiring 9/16/2015	Bank of America Corp.	4,073,833	485,924	472,614	485,924	(13,310)
SEK vs. USD, expiring 8/6/2015	Goldman Sachs & Co.	5,278,156	612,192	611,855	612,192	(337)
SEK vs. USD, expiring 9/16/2015	HSBC Bank plc	5,836,542	698,927	677,110	698,927	(21,817)
SEK vs. USD, expiring 9/16/2015	State Street Bank & Trust	3,314,855	394,716	384,564	394,716	(10,152)
SEK vs. USD, expiring 8/6-9/16/2015	UBS AG	14,918,924	1,768,422	1,729,528	1,768,422	(38,894)
SEK vs. USD, expiring 9/16/2015	UBS AG	730,000	84,559	84,689	84,559	130
SGD vs. USD, expiring 9/16/2015	Westpac Banking Corp.	824,916	603,000	600,514	603,000	(2,486)
TRY vs. USD, expiring 9/11/2015	JPMorgan Chase Bank	150,230	53,583	53,608	53,583	25
TRY vs. USD, expiring 9/16/2015	Morgan Stanley	587,054	208,127	209,170	208,127	1,043
TRY vs. USD, expiring 9/16/2015	UBS AG	810,202	301,000	288,679	301,000	(12,321)
TWD vs. USD, expiring 8/31/2015	Barclays Bank plc	18,986,661	603,000	601,504	603,000	(1,496)
USD vs. AUD, expiring 9/16/2015	Bank of America Corp.	114,389	148,707	114,389	108,427	5,962
USD vs. AUD, expiring 9/16/2015	Barclays Bank plc	1,415,526	1,877,000	1,415,526	1,368,572	46,954

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. AUD, expiring 9/16/2015	BNP Paribas S.A.	300,833	406,000	$300,833	$296,026	$4,807
USD vs. AUD, expiring 9/16/2015	HSBC Bank plc	156,885	213,367	156,885	155,572	1,313
USD vs. AUD, expiring 9/16/2015	Royal Bank of Canada	838,691	1,100,135	838,691	802,138	36,553
USD vs. AUD, expiring 9/16/2015	State Street Bank & Trust	156,884	215,269	156,884	156,959	(75)
USD vs. AUD, expiring 9/16/2015	UBS AG	1,237,205	1,653,789	1,237,205	1,205,824	31,381
USD vs. AUD, expiring 9/16/2015	UBS AG	601,202	826,000	601,202	602,259	(1,057)
USD vs. AUD, expiring 9/16/2015	Westpac Banking Corp.	895,413	1,181,000	895,413	861,100	34,313
USD vs. BRL, expiring 8/4/2015	Deutsche Bank AG	81,472	258,027	81,472	75,359	6,113
USD vs. BRL, expiring 8/4-9/2/2015	HSBC Bank plc	1,385,075	4,580,884	1,385,075	1,332,438	52,637
USD vs. BRL, expiring 8/4-9/2/2015	Morgan Stanley	1,618,349	5,351,901	1,618,349	1,557,523	60,826
USD vs. BRL, expiring 9/2-10/2/2015	Royal Bank of Canada	2,803,378	9,225,408	2,803,378	2,645,798	157,580
USD vs. BRL, expiring 8/4-10/2/2015	UBS AG	1,597,002	5,216,094	1,597,002	1,500,565	96,437
USD vs. CAD, expiring 9/16/2015	Bank of America Corp.	240,037	302,989	240,037	231,604	8,433
USD vs. CAD, expiring 9/16/2015	Barclays Bank plc	572,560	725,190	572,560	554,333	18,227
USD vs. CAD, expiring 8/10-9/16/2015	Citibank N.A.	1,836,808	2,290,724	1,836,808	1,751,138	85,670
USD vs. CAD, expiring 9/16/2015	JPMorgan Chase Bank	301,000	390,074	301,000	298,171	2,829
USD vs. CAD, expiring 9/16/2015	Morgan Stanley	603,000	780,372	603,000	596,514	6,486
USD vs. CAD, expiring 9/16/2015	Royal Bank of Canada	3,552,770	4,488,941	3,552,770	3,431,330	121,440
USD vs. CAD, expiring 9/16/2015	State Street Bank & Trust	3,087,375	3,926,485	3,087,375	3,001,392	85,983
USD vs. CAD, expiring 9/16/2015	UBS AG	156,761	203,716	156,761	155,719	1,042
USD vs. CHF, expiring 8/6/2015	Goldman Sachs & Co.	1,353,023	1,290,208	1,353,023	1,335,287	17,736
USD vs. CHF, expiring 9/30/2015	JPMorgan Chase Bank	2,314,490	2,159,188	2,314,490	2,238,966	75,524
USD vs. CNH, expiring 9/16/2015	BNP Paribas S.A.	717,069	4,478,310	717,069	717,197	(128)
USD vs. CNH, expiring 9/16/2015	HSBC Bank plc	776,862	4,848,243	776,862	776,441	421
USD vs. CNH, expiring 9/16/2015	HSBC Bank plc	1,201,000	7,509,686	1,201,000	1,202,668	(1,668)
USD vs. CNH, expiring 9/16/2015	JPMorgan Chase Bank	299,000	1,868,062	299,000	299,168	(168)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. CNH, expiring 9/16/2015	State Street Bank & Trust	583,000	3,639,669	$583,000	$582,889	$111
USD vs. CNH, expiring 9/16/2015	UBS AG	373,921	2,334,576	373,921	373,880	41
USD vs. CNH, expiring 9/16/2015	Westpac Banking Corp.	521,000	3,257,709	521,000	521,719	(719)
USD vs. COP, expiring 8/10/2015	UBS AG	301,000	820,255,100	301,000	284,687	16,313
USD vs. DKK, expiring 8/6/2015	BNP Paribas S.A.	2,651,190	17,839,007	2,651,190	2,625,487	25,703
USD vs. DKK, expiring 8/6/2015	HSBC Bank plc	458,417	3,052,062	458,417	449,192	9,225
USD vs. DKK, expiring 8/6/2015	UBS AG	97,239	659,000	97,239	96,990	249
USD vs. EUR, expiring 8/6/2015	Australia and New Zealand Banking Group Limited	1,582,409	1,415,000	1,582,409	1,554,060	28,349
USD vs. EUR, expiring 9/16/2015	Bank of America Corp.	291,515	258,654	291,515	284,232	7,283
USD vs. EUR, expiring 8/6/2015	Barclays Bank plc	343,253	308,561	343,253	338,885	4,368
USD vs. EUR, expiring 8/6-8/7/2015	Barclays Bank plc	683,546	625,598	683,546	687,082	(3,536)
USD vs. EUR, expiring 9/16/2015	BNP Paribas S.A.	791,695	722,075	791,695	793,478	(1,783)
USD vs. EUR, expiring 8/6-9/16/2015	BNP Paribas S.A.	81,227,444	73,279,291	81,227,444	80,482,145	745,299
USD vs. EUR, expiring 8/6-9/16/2015	Citibank N.A.	5,593,047	5,059,326	5,593,047	5,557,542	35,505
USD vs. EUR, expiring 9/16/2015	Credit Suisse International	600,987	547,000	600,987	601,091	(104)
USD vs. EUR, expiring 8/6/2015	Credit Suisse International	533,773	484,088	533,773	531,663	2,110
USD vs. EUR, expiring 9/16/2015	Deutsche Bank AG	6,551,383	5,833,898	6,551,383	6,410,792	140,591
USD vs. EUR, expiring 8/6/2015	Goldman Sachs & Co.	399,454	365,783	399,454	401,730	(2,276)
USD vs. EUR, expiring 9/4-9/16/2015	HSBC Bank plc	665,310	599,858	665,310	659,148	6,162
USD vs. EUR, expiring 8/24/2015	JPMorgan Chase Bank	14,679,499	13,520,884	14,679,499	14,853,049	(173,550)
USD vs. EUR, expiring 8/7-9/30/2015	JPMorgan Chase Bank	15,128,495	13,496,336	15,128,495	14,830,519	297,976
USD vs. EUR, expiring 8/6-9/16/2015	Royal Bank of Canada	4,825,252	4,348,143	4,825,252	4,776,247	49,005
USD vs. EUR, expiring 9/4/2015	Royal Bank of Canada	1,338,975	1,224,604	1,338,975	1,345,456	(6,481)
USD vs. EUR, expiring 9/16/2015	State Street Bank & Trust	1,439,811	1,283,927	1,439,811	1,410,889	28,922

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. EUR, expiring 8/6-9/16/2015	UBS AG	21,515,682	19,250,834	$21,515,682	$21,145,103	$370,579
USD vs. EUR, expiring 8/6-9/16/2015	UBS AG	1,694,163	1,556,545	1,694,163	1,709,684	(15,521)
USD vs. EUR, expiring 8/7/2015	Westpac Banking Corp.	1,965,156	1,793,705	1,965,156	1,970,006	(4,850)
USD vs. EUR, expiring 8/7-9/16/2015	Westpac Banking Corp.	10,503,171	9,350,478	10,503,171	10,270,675	232,496
USD vs. GBP, expiring 9/16/2015	Bank of America Corp.	270,692	177,013	270,692	276,346	(5,654)
USD vs. GBP, expiring 9/16/2015	Barclays Bank plc	162,553	104,875	162,553	163,726	(1,173)
USD vs. GBP, expiring 9/16/2015	Barclays Bank plc	108,125	69,202	108,125	108,035	90
USD vs. GBP, expiring 9/30/2015	Bestinver S.V.B S.A.	4,345,344	2,760,000	4,345,344	4,308,394	36,950
USD vs. GBP, expiring 9/16/2015	BNP Paribas S.A.	166,499	104,782	166,499	163,582	2,917
USD vs. GBP, expiring 8/6-9/16/2015	BNP Paribas S.A.	1,041,450	669,160	1,041,450	1,044,850	(3,400)
USD vs. GBP, expiring 8/25-9/16/2015	Citibank N.A.	5,646,595	3,635,948	5,646,595	5,677,061	(30,466)
USD vs. GBP, expiring 9/16/2015	HSBC Bank plc	781,915	503,917	781,915	786,698	(4,783)
USD vs. GBP, expiring 9/30/2015	JPMorgan Chase Bank	4,262,707	2,721,340	4,262,707	4,248,046	14,661
USD vs. GBP, expiring 8/24/2015	JPMorgan Chase Bank	6,974,830	4,484,221	6,974,830	7,001,763	(26,933)
USD vs. GBP, expiring 9/16/2015	State Street Bank & Trust	560,570	358,714	560,570	560,011	559
USD vs. GBP, expiring 9/16/2015	Westpac Banking Corp.	707,963	460,000	707,963	718,136	(10,173)
USD vs. IDR, expiring 8/7/2015	UBS AG	301,000	4,038,976,627	301,000	298,432	2,568
USD vs. INR, expiring 8/6/2015	Deutsche Bank AG	696,000	44,336,592	696,000	691,221	4,779
USD vs. JPY, expiring 9/16/2015	Bank of America Corp.	925,000	112,303,325	925,000	906,641	18,359
USD vs. JPY, expiring 9/16/2015	Bank of America Corp.	521,000	64,611,033	521,000	521,614	(614)
USD vs. JPY, expiring 9/16/2015	Credit Suisse International	598,000	73,805,160	598,000	595,840	2,160
USD vs. JPY, expiring 9/16/2015	HSBC Bank plc	121,010	14,928,841	121,010	120,523	487
USD vs. JPY, expiring 9/16/2015	JPMorgan Chase Bank	897,000	111,078,194	897,000	896,751	249
USD vs. JPY, expiring 9/30/2015	JPMorgan Chase Bank	1,413,470	175,121,900	1,413,470	1,414,179	(709)
USD vs. JPY, expiring 9/16/2015	Morgan Stanley	1,789,000	219,041,902	1,789,000	1,768,358	20,642

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. JPY, expiring 9/16/2015	Royal Bank of Canada	395,272	48,620,372	$395,272	$392,520	$2,752
USD vs. JPY, expiring 9/16/2015	State Street Bank & Trust	2,128,319	261,776,997	2,128,319	2,113,365	14,954
USD vs. JPY, expiring 9/16/2015	State Street Bank & Trust	120,704	15,004,007	120,704	121,129	(425)
USD vs. JPY, expiring 9/16/2015	UBS AG	775,863	95,029,517	775,863	767,188	8,675
USD vs. JPY, expiring 9/10-9/16/2015	Westpac Banking Corp.	1,370,129	169,229,047	1,370,129	1,366,155	3,974
USD vs. JPY, expiring 9/16/2015	Westpac Banking Corp.	228,908	28,369,032	228,908	229,027	(119)
USD vs. KRW, expiring 8/3-9/3/2015	Barclays Bank plc	614,590	703,542,650	614,590	600,931	13,659
USD vs. KRW, expiring 8/28/2015	BNP Paribas S.A.	802,156	929,068,245	802,156	793,348	8,808
USD vs. KRW, expiring 8/28/2015	Citibank N.A.	495,459	560,933,418	495,459	478,992	16,467
USD vs. KRW, expiring 8/3-9/3/2015	Deutsche Bank AG	1,463,309	1,688,896,103	1,463,309	1,442,290	21,019
USD vs. KRW, expiring 8/24/2015	JPMorgan Chase Bank	302,000	348,534,274	302,000	297,658	4,342
USD vs. KRW, expiring 8/17-8/28/2015	UBS AG	1,044,056	1,177,440,245	1,044,056	1,005,641	38,415
USD vs. MXN, expiring 9/17/2015	Bank of America Corp.	598,000	9,305,254	598,000	575,551	22,449
USD vs. MXN, expiring 9/11/2015	Citibank N.A.	687,278	11,248,000	687,278	696,053	(8,775)
USD vs. MXN, expiring 9/17/2015	Deutsche Bank AG	864,000	13,669,551	864,000	845,492	18,508
USD vs. MXN, expiring 9/17/2015	JPMorgan Chase Bank	603,000	9,929,390	603,000	614,155	(11,155)
USD vs. MXN, expiring 9/17/2015	JPMorgan Chase Bank	301,000	4,759,081	301,000	294,360	6,640
USD vs. MXN, expiring 9/17/2015	State Street Bank & Trust	132,000	2,090,590	132,000	129,308	2,692
USD vs. MXN, expiring 9/17/2015	UBS AG	300,000	4,747,590	300,000	293,649	6,351
USD vs. MYR, expiring 8/28/2015	Deutsche Bank AG	301,000	1,154,113	301,000	301,159	(159)
USD vs. MYR, expiring 9/4/2015	Deutsche Bank AG	302,000	1,157,415	302,000	301,841	159
USD vs. MYR, expiring 8/28/2015	Royal Bank of Canada	214,928	824,314	214,928	215,100	(172)
USD vs. NOK, expiring 9/16/2015	Bank of America Corp.	391,503	3,082,867	391,503	377,041	14,462
USD vs. NOK, expiring 8/19/2015	Citibank N.A.	167,034	1,307,000	167,034	159,951	7,083
USD vs. NOK, expiring 9/16/2015	HSBC Bank plc	958,742	7,495,022	958,742	916,657	42,085
USD vs. NOK, expiring 9/16/2015	State Street Bank & Trust	2,465,741	19,741,098	2,465,741	2,414,378	51,363

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. NOK, expiring 9/16/2015	UBS AG	492,204	3,937,810	$492,204	$481,602	$10,602
USD vs. NZD, expiring 9/16/2015	Bank of America Corp.	94,639	136,876	94,639	90,027	4,612
USD vs. NZD, expiring 9/16/2015	Barclays Bank plc	300,795	451,000	300,795	296,633	4,162
USD vs. NZD, expiring 9/16/2015	BNP Paribas S.A.	156,369	235,049	156,369	154,598	1,771
USD vs. NZD, expiring 9/16/2015	Citibank N.A.	593,348	882,000	593,348	580,113	13,235
USD vs. NZD, expiring 9/16/2015	Morgan Stanley	300,729	456,000	300,729	299,922	807
USD vs. NZD, expiring 9/16/2015	Morgan Stanley	300,553	459,000	300,553	301,895	(1,342)
USD vs. NZD, expiring 9/16/2015	Royal Bank of Canada	623,395	914,148	623,395	601,258	22,137
USD vs. NZD, expiring 9/16/2015	State Street Bank & Trust	611,636	913,846	611,636	601,059	10,577
USD vs. NZD, expiring 9/16/2015	State Street Bank & Trust	120,507	185,018	120,507	121,691	(1,184)
USD vs. NZD, expiring 9/16/2015	UBS AG	487,149	717,710	487,149	472,055	15,094
USD vs. NZD, expiring 9/16/2015	Westpac Banking Corp.	264,727	394,538	264,727	259,497	5,230
USD vs. NZD, expiring 9/16/2015	Westpac Banking Corp.	600,853	915,000	600,853	601,818	(965)
USD vs. RUB, expiring 10/23/2015	Bank of America Corp.	2,049,711	124,703,523	2,049,711	1,971,365	78,346
USD vs. RUB, expiring 8/31-10/23/2015	Citibank N.A.	251,495	15,422,239	251,495	245,300	6,195
USD vs. RUB, expiring 8/6-8/27/2015	Credit Suisse International	1,191,618	68,531,604	1,191,618	1,109,071	82,547
USD vs. RUB, expiring 8/31/2015	JPMorgan Chase Bank	735,098	44,167,186	735,098	710,793	24,305
USD vs. SEK, expiring 9/16/2015	Bank of America Corp.	189,449	1,591,323	189,449	184,613	4,836
USD vs. SEK, expiring 9/16/2015	HSBC Bank plc	3,390,761	28,471,835	3,390,761	3,303,080	87,681
USD vs. SEK, expiring 9/16/2015	State Street Bank & Trust	1,069,888	8,815,969	1,069,888	1,022,760	47,128
USD vs. SEK, expiring 9/16/2015	UBS AG	168,997	1,437,540	168,997	166,772	2,225
USD vs. SEK, expiring 8/19/2015	Westpac Banking Corp.	62,533	513,496	62,533	59,539	2,994
USD vs. SGD, expiring 9/16/2015	Deutsche Bank AG	299,000	404,072	299,000	294,152	4,848
USD vs. SGD, expiring 9/16/2015	UBS AG	834,516	1,126,137	834,516	819,794	14,722
USD vs. SGD, expiring 9/16/2015	Westpac Banking Corp.	835,278	1,128,628	835,278	821,607	13,671
USD vs. TRY, expiring 9/16/2015	JPMorgan Chase Bank	260,000	733,925	260,000	261,501	(1,501)
USD vs. TRY, expiring 9/16/2015	UBS AG	302,000	852,304	302,000	303,680	(1,680)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)
Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. TRY, expiring 9/16/2015	UBS AG	260,000	718,656	$260,000	$256,060	$3,940
USD vs. TWD, expiring 8/31/2015	Bank of America Corp.	294,211	9,258,535	294,211	293,313	898
USD vs. TWD, expiring 8/24/2015	Barclays Bank plc	610,456	19,023,965	610,456	602,649	7,807
USD vs. TWD, expiring 8/3-8/28/2015	Deutsche Bank AG	1,081,000	33,733,615	1,081,000	1,068,587	12,413
USD vs. TWD, expiring 9/4/2015	Deutsche Bank AG	302,000	9,544,076	302,000	302,371	(371)
USD vs. TWD, expiring 8/17-9/11/2015	JPMorgan Chase Bank	764,315	23,772,719	764,315	753,157	11,158
USD vs. TWD, expiring 9/4/2015	UBS AG	302,000	9,544,106	302,000	302,372	(372)
USD vs. TWD, expiring 8/31/2015	UBS AG	588,194	18,472,220	588,194	585,207	2,987
USD vs. ZAR, expiring 9/16/2015	Deutsche Bank AG	302,000	3,871,670	302,000	303,675	(1,675)
USD vs. ZAR, expiring 9/16/2015	UBS AG	261,000	3,303,519	261,000	259,112	1,888
ZAR vs. USD, expiring 9/16/2015	Barclays Bank plc	3,804,728	300,000	298,424	300,000	(1,576)
ZAR vs. USD, expiring 9/30/2015	JPMorgan Chase Bank	1,737,618	140,885	135,946	140,885	(4,939)
						$1,501,121

Non-Deliverable Bond Forward Contracts*
Counterparty	Currency	Notional Amount	Referenced Obligation	Settlement Date	Unrealized Gain/(Loss)
Goldman Sachs International	COP	1,290,900,000	Titulos de Tesoreia, 10.000% 7/24/24	07/22/15	$(16,614)

Goldman Sachs International	COP	8,349,300,000	Titulos de Tesoreia, 7.500% 8/26/26	07/22/15	8,060
					$(8,554)

* Represents a short term forward contract to purchase the referenced obligation denominated in a non-deliverable foreign currency.

Cash collateral in the amount of $29,415,209 was pledged for total return, currency, credit default, inflation linked, interest rate swaps, contracts for differences, forward foreign currency contracts and non-deliverable bond forward contracts as of July 31, 2015.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Currency Abbreviations:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CHN	—	Chinese Yuan
CLP	—	Chilean Peso
COP	—	Colombia Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungary Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korea Republic Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	New Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Written Options:

Options written through the period ended July 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding ─ November 1, 2014	2,895	$248,831
Options written	10,350	1,496,789
Options terminated in closing purchase transactions	(9,191)	(1,327,482)
Options expired	(3,933)	(152,158)
Options outstanding ─ July 31, 2015	121	$265,980

Written Swaptions:

Swaptions written through the period ended July 31, 2015 were as follows:

	Notional Amount (000)	Premiums Received
Swaptions outstanding ─ November 1, 2014	21,000	$197,599
Swaptions written	167,100	535,750
Swaptions terminated in closing purchase transactions	(21,000)	(197,599)
Swaptions outstanding ─ July 31, 2015	167,100	$535,750

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Arden Alternative Strategies invested, as a percentage of net assets, in the following countries as of July 31, 2015:

Argentina	0.0	%†
Australia	(0.2)
Austria	0.1
Bahamas	0.0	†
Belgium	0.5
Bermuda	0.8
Brazil	(0.4)
Canada	0.4
Cayman Islands	1.5
Chile	0.0	†
China	(0.3)
Colombia	0.0	†
Costa Rica	0.1
Croatia	0.0	†
Denmark	0.5
Dominican Republic	0.2
Finland	0.1
France	1.8
Germany	1.2
Greece	0.0	†
Hong Kong	(0.3)
India	(0.2)
Ireland	0.6
Israel	0.4
Italy	1.1
Japan	0.1
Jersey	0.3
Luxembourg	1.7
Mexico	(0.2)
Monaco	0.4
Netherlands	0.9
Norway	0.0	†
Panama	0.0	†
Peru	0.0	†
Portugal	0.5
Puerto Rico	(0.1)
Russia	0.2
Singapore	(0.2)
South Africa	0.0	†
South Korea	0.0	†
Spain	0.2
Sweden	0.2
Switzerland	0.3
Taiwan	(0.1)
United Kingdom	1.1
United States	30.5
Venezuela	0.1
Other‡	56.2
	100.0%

†	Amount represents less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities).

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments

July 31, 2015 (Unaudited)

LONG INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 75.5%
Aerospace & Defense - 1.7%
B/E Aerospace, Inc.(a)	2,145	$104,483
Dassault Aviation S.A.	43	56,436
DigitalGlobe, Inc.*(a)	508	10,760
Esterline Technologies Corp.*(a)	100	8,866
General Dynamics Corp.(a)	174	25,945
Hexcel Corp.(a)	51	2,646
Honeywell International, Inc.(a)	566	59,458
Lockheed Martin Corp.	250	51,775
Northrop Grumman Corp.	287	49,654
Rockwell Collins, Inc.(a)	200	16,924
Safran S.A.	1,431	108,220
Spirit AeroSystems Holdings, Inc., Class A*(a)	1,331	74,935
TASER International, Inc.*(a)(b)	1,609	43,797
Textron, Inc.(a)(b)	1,770	77,349
TransDigm Group, Inc.*(a)	2,306	521,848
Triumph Group, Inc.(a)	638	34,356
United Technologies Corp.(a)(b)	441	44,237
		1,291,689
Air Freight & Logistics - 0.8%
Expeditors International of Washington, Inc.(a)	2,056	96,365
FedEx Corp.(a)	2,339	400,951
Park-Ohio Holdings Corp.	66	2,964
PostNL N.V.*	14,606	62,753
United Parcel Service, Inc., Class B(a)	311	31,834
		594,867
Airlines - 0.6%
American Airlines Group, Inc.(a)	4,048	162,325
International Consolidated Airlines Group S.A.*	9,749	81,072
Republic Airways Holdings, Inc.*	1,562	7,873
Ryanair Holdings plc (ADR)	2,048	151,777
United Continental Holdings, Inc.*(a)	1,396	78,720
		481,767
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*(a)	1,215	24,276
Continental AG	336	75,112
Goodyear Tire & Rubber Co./The	859	25,882
Johnson Controls, Inc.(a)	1,172	53,396
Modine Manufacturing Co.*	2,476	25,082
	SHARES	VALUE
Auto Components (continued)
Motorcar Parts of America, Inc.*	962	$28,504
Tenneco, Inc.*(a)	1,118	55,688
Tower International, Inc.*(a)	3,994	104,363
Visteon Corp.*(a)	400	39,812
		432,115
Automobiles - 0.2%
Bayerische Motoren Werke AG	158	15,843
Peugeot S.A.*	4,774	95,659
Renault S.A.	831	76,462
		187,964
Banks - 3.0%
Ameris Bancorp(a)	305	8,238
Banc of California, Inc.	2,849	34,558
Banco Latinoamericano de Comercio Exterior S.A., Class E	981	26,997
Bank of America Corp.(a)(b)	11,616	207,694
Bank of Ireland*	238,369	100,134
BNP Paribas S.A.	1,822	118,680
CIT Group, Inc.(a)(b)	1,627	76,534
Comerica, Inc.(a)	161	7,636
Credicorp Ltd.(a)	500	65,950
Cullen/Frost Bankers, Inc.(a)	334	24,198
East West Bancorp, Inc.	500	22,380
Financial Institutions, Inc.	473	11,608
First Bancorp/Southern Pines NC	483	8,245
First Merchants Corp.	1,109	28,867
First Republic Bank/CA(a)	1,024	65,321
Horizon Bancorp/IN	488	11,839
HSBC Holdings plc (ADR)(a)	671	30,242
ICICI Bank Ltd. (ADR)(a)	2,626	26,444
ING Groep N.V. (CVA)	9,530	162,123
Intesa Sanpaolo S.p.A.	21,273	81,818
Investors Bancorp, Inc.(a)	500	6,090
KBC Groep N.V.	1,880	131,027
KeyCorp(a)	4,792	71,113
Metro Bancorp, Inc.	2,513	61,493
Pacific Premier Bancorp, Inc.*	1,137	21,614
PacWest Bancorp(b)	30	1,389
Permanent TSB Group Holdings plc*	15,169	87,970
PNC Financial Services Group, Inc./The(a)	374	36,719
Seacoast Banking Corp of Florida*	10,585	158,246
Shawbrook Group plc*(c)	4,665	24,332

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Banks (continued)
Signature Bank/NY*(a)	592	$86,189
State Bank Financial Corp.	2,615	52,954
SunTrust Banks, Inc.(a)	288	12,770
SVB Financial Group*(a)	166	23,755
Texas Capital Bancshares, Inc.*(a)	451	26,582
Univest Corp of Pennsylvania(a)	380	7,574
Wells Fargo & Co.(a)	6,130	354,743
Wilshire Bancorp, Inc.(a)	611	7,100
Zions Bancorp.(a)	6	187
		2,291,353
Beverages - 2.3%
Anheuser-Busch InBev N.V.	494	58,784
Anheuser-Busch InBev N.V. (ADR)(a)	5,007	598,587
Brown-Forman Corp., Class B(b)	2,688	291,406
Coca-Cola Co./The(a)	1,849	75,957
Constellation Brands, Inc., Class A(a)	628	75,373
Dr Pepper Snapple Group, Inc.	886	71,075
Heineken N.V.	2,927	230,614
Molson Coors Brewing Co., Class B(a)	3,711	264,000
PepsiCo, Inc.(a)	778	74,960
		1,740,756
Biotechnology - 0.7%
Achillion Pharmaceuticals, Inc.*(a)	2,940	25,049
Alexion Pharmaceuticals, Inc.*	376	74,237
Amgen, Inc.	162	28,608
Biogen, Inc.*	426	135,800
BioMarin Pharmaceutical, Inc.*	210	30,717
Celgene Corp.*	113	14,831
Incyte Corp.*(a)	842	87,804
Insys Therapeutics, Inc.*(a)	100	4,492
Kite Pharma, Inc.*(a)	100	7,277
Ligand Pharmaceuticals, Inc.*(a)	281	30,421
Medivation, Inc.*(a)	325	34,232
MiMedx Group, Inc.*	699	7,500
Neurocrine Biosciences, Inc.*(a)	1,046	52,426
OPKO Health, Inc.*(a)	300	4,911
Seattle Genetics, Inc.*	239	11,441
Vertex Pharmaceuticals, Inc.*(a)	128	17,280
		567,026
Building Products - 0.5%
Builders FirstSource, Inc.*	4,481	67,394
	SHARES	VALUE
Building Products (continued)
Continental Building Products, Inc.*	1,432	$30,415
Fortune Brands Home & Security, Inc.	4,249	202,890
Insteel Industries, Inc.	711	11,618
NCI Building Systems, Inc.*	1,393	18,039
Owens Corning(a)	1,162	52,116
Ply Gem Holdings, Inc.*	1,042	15,057
		397,529
Capital Markets - 2.1%
American Capital Ltd.*(a)	8,103	106,230
Ameriprise Financial, Inc.(a)	413	51,902
Anima Holding S.p.A.(c)	11,995	123,172
Azimut Holding S.p.A.	3,394	84,837
Bank of New York Mellon Corp./The	4,404	191,134
BlackRock, Inc.(a)	150	50,448
Charles Schwab Corp./The	1,354	47,228
Deutsche Bank AG(a)	1,536	53,791
E*TRADE Financial Corp.*(a)	6,120	173,930
EFG International AG*	5,166	60,144
Evercore Partners, Inc., Class A(b)	524	30,811
Invesco Ltd.(a)	592	22,851
Janus Capital Group, Inc.(a)	2,300	37,674
Legg Mason, Inc.(a)	1,388	68,484
Morgan Stanley(a)	1,019	39,578
Northern Trust Corp.(b)	219	16,751
NorthStar Asset Management Group, Inc.(a)	100	1,832
Oppenheimer Holdings, Inc., Class A	250	5,675
RCS Capital Corp., Class A*	582	3,393
SEI Investments Co.	1,103	58,801
UBS Group AG*	7,956	183,195
Waddell & Reed Financial, Inc., Class A(b)	1,176	52,814
WisdomTree Investments, Inc.(a)	5,500	136,950
		1,601,625
Chemicals - 4.2%
Agrium, Inc.	376	38,450
Air Products & Chemicals, Inc.(a)	3,795	540,825
Airgas, Inc.(a)	734	74,883
Akzo Nobel N.V.	4,307	308,454
Albemarle Corp.(a)	1,310	71,002
Ashland, Inc.	1,069	122,208
Cabot Corp.(a)	130	4,573
EI du Pont de Nemours & Co.	977	54,477

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Chemicals (continued)
Evonik Industries AG	1,512	$60,502
FMC Corp.(a)	84	4,077
Gulf Resources, Inc.*	1,827	3,508
LANXESS AG	638	36,807
Monsanto Co.(a)	1,103	112,385
Mosaic Co./The(a)	1,635	70,207
OMNOVA Solutions, Inc.*	1,342	8,683
RPM International, Inc.	500	23,435
Sherwin-Williams Co./The(a)	2,039	566,353
Sigma-Aldrich Corp.(a)	400	55,844
Syngenta AG (ADR)	174	14,329
Tessenderlo Chemie N.V.*	1,463	57,328
Umicore S.A.	1,575	68,948
W.R. Grace & Co.*	8,876	895,855
		3,193,133
Commercial Services & Supplies - 0.4%
ARC Document Solutions, Inc.*	1,175	8,119
Cintas Corp.(a)	830	70,965
Elanders AB, Class B	8,966	48,952
Herman Miller, Inc.	863	24,199
ISS A/S	2,010	69,220
Multi-Color Corp.	518	33,080
Pitney Bowes, Inc.(a)(b)	568	11,883
R.R. Donnelley & Sons Co.(a)	1,577	27,676
Tyco International plc	668	25,377
West Corp.	506	14,598
		334,069
Communications Equipment - 0.6%
ARRIS Group, Inc.*	233	7,204
Bel Fuse, Inc., Class B	418	9,230
Brocade Communications Systems, Inc.(a)	1,800	18,468
Ciena Corp.*(a)	4,937	125,647
CommScope Holding Co., Inc.*(a)	1,000	31,370
Extreme Networks, Inc.*	3,288	7,628
Harris Corp.(a)	910	75,475
Infinera Corp.*(a)	1,000	23,940
InterDigital, Inc.(a)	318	17,194
Juniper Networks, Inc.(a)	2,682	76,222
Motorola Solutions, Inc.(a)	682	41,029
PC-Tel, Inc.	838	5,908
Polycom, Inc.*(a)	953	10,845
	SHARES	VALUE
Communications Equipment (continued)
Ruckus Wireless, Inc.*	1,523	$18,779
		468,939
Construction & Engineering - 0.4%
Dycom Industries, Inc.*(a)	620	40,957
EMCOR Group, Inc.	1,018	48,691
KBR, Inc.(a)	1,282	22,397
Maire Tecnimont S.p.A.*	19,487	67,329
Quanta Services, Inc.*(a)	382	10,551
Tutor Perini Corp.*	335	7,012
Vinci S.A.	1,476	94,667
		291,604
Construction Materials - 1.0%
HeidelbergCement AG	548	41,798
Martin Marietta Materials, Inc.(b)	2,992	469,206
Summit Materials, Inc., Class A*	7,102	178,189
Vulcan Materials Co.(a)	809	73,635
		762,828
Consumer Finance - 0.6%
Ally Financial, Inc.*(a)(b)	2,443	55,627
American Express Co.(a)	985	74,919
Consumer Portfolio Services, Inc.*	5,964	36,023
Discover Financial Services(a)	668	37,281
Encore Capital Group, Inc.*	1,516	65,203
Ezcorp, Inc., Class A*	3,118	22,107
JG Wentworth Co., Class A*	14,263	117,527
Nelnet, Inc., Class A	519	20,443
Sixt Leasing AG*	2,513	52,314
		481,444
Containers & Packaging - 0.4%
Avery Dennison Corp.(a)	931	56,651
Bemis Co., Inc.(a)	170	7,577
Berry Plastics Group, Inc.*(a)	2,700	87,912
Graphic Packaging Holding Co.	538	8,124
Owens-Illinois, Inc.*	1,173	25,044
Sealed Air Corp.(a)	2,715	144,356
Sonoco Products Co.(a)	218	8,999
		338,663
Diversified Consumer Services - 0.3%
H&R Block, Inc.(a)	4,800	159,792
Liberty Tax, Inc.	255	6,696
LifeLock, Inc.*(a)	3,400	26,928
Sotheby’s(a)(b)	555	23,216

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Diversified Consumer Services (continued)
Steiner Leisure Ltd.*	536	$30,927
		247,559
Diversified Financial Services - 0.9%
GAIN Capital Holdings, Inc.	785	5,479
Leucadia National Corp.(b)	559	13,148
McGraw Hill Financial, Inc.(a)	567	57,692
Moody’s Corp.	5,168	570,702
MSCI, Inc.(a)	644	43,895
		690,916
Diversified Telecommunication Services - 0.5%
AT&T, Inc.(a)(b)	2,155	74,865
CenturyLink, Inc.(a)	570	16,302
Level 3 Communications, Inc.*(a)(b)	1,384	69,892
Premiere Global Services, Inc.*	780	8,416
Proximus	915	34,458
Swisscom AG	280	162,848
		366,781
Electric Utilities - 0.5%
American Electric Power Co., Inc.(a)	39	2,206
Enel S.p.A.	16,998	80,012
Exelon Corp.(a)(b)	1,610	51,665
NextEra Energy, Inc.(a)	715	75,218
OGE Energy Corp.(a)	303	9,017
Pinnacle West Capital Corp.(a)	975	60,167
Xcel Energy, Inc.(b)	1,974	68,439
		346,724
Electrical Equipment - 1.0%
Acuity Brands, Inc.(a)	339	68,203
AMETEK, Inc.(a)	1,292	68,541
Emerson Electric Co.(a)	751	38,864
Gamesa Corp. Tecnologica S.A.	4,148	65,668
Hubbell, Inc., Class B(a)	539	56,277
Nordex SE*	4,052	115,013
OSRAM Licht AG	1,383	78,739
Polypore International, Inc.*(a)	292	17,555
Power Solutions International, Inc.*	336	13,937
PowerSecure International, Inc.*	2,704	40,939
Vestas Wind Systems A/S	3,064	167,250
		730,986
Electronic Equipment, Instruments & Components - 0.6%
Austria Technologie & Systemtechnik AG	4,037	68,389
Avnet, Inc.(a)(b)	223	9,306
	SHARES	VALUE
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.(a)	239	$10,820
FLIR Systems, Inc.(a)	1,219	37,533
Ingram Micro, Inc., Class A*(a)	1,784	48,578
Jabil Circuit, Inc.(a)	1,539	31,165
Methode Electronics, Inc.	2,416	64,821
Orbotech Ltd.*	1,344	25,590
Planar Systems, Inc.*	5,543	23,059
SuperCom Ltd.*	1,023	11,724
Tech Data Corp.*(a)	544	31,731
Vishay Precision Group, Inc.*(a)	937	13,080
Zebra Technologies Corp., Class A*(a)	919	98,912
		474,708
Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc.	4,167	86,674
Cameron International Corp.*(a)	1,470	74,176
Dril-Quip, Inc.*(a)	160	9,346
FMC Technologies, Inc.*(a)	2,228	72,989
Halliburton Co.(a)(b)	1,173	49,020
Helmerich & Payne, Inc.(a)	1,276	73,676
Nabors Industries Ltd.(a)(b)	5,133	59,594
National Oilwell Varco, Inc.(a)	1,728	72,801
Noble Corp. plc(a)	5,483	65,522
Patterson-UTI Energy, Inc.(b)	1,675	27,612
Profire Energy, Inc.*	1,656	1,788
Schlumberger Ltd.(a)	897	74,290
Seadrill Ltd.(a)	12,400	110,484
Tecnicas Reunidas S.A.	1,300	66,189
		844,161
Food & Staples Retailing - 1.3%
Casey’s General Stores, Inc.(a)(b)	110	11,244
Cia Brasileira de Distribuicao (ADR)(a)	251	5,457
Costco Wholesale Corp.(a)	4,213	612,149
Koninklijke Ahold N.V.	5,257	104,645
SpartanNash Co.	506	16,298
Sysco Corp.(b)	1,298	47,130
Walgreens Boots Alliance, Inc.(a)	1,319	127,455
Wal-Mart Stores, Inc.(a)	648	46,643
		971,021
Food Products - 3.2%
Calavo Growers, Inc.	2,178	118,723
Cal-Maine Foods, Inc.	400	21,664

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Food Products (continued)
Campbell Soup Co.(a)	694	$34,221
Chocoladefabriken Lindt & Sprungli AG	8	533,996
ConAgra Foods, Inc.(a)	1,687	74,329
Darling Ingredients, Inc.*(a)	780	10,023
General Mills, Inc.(a)	547	31,841
Hain Celestial Group, Inc./The*(a)	883	60,026
Ingredion, Inc.(a)(b)	150	13,230
John B Sanfilippo & Son, Inc.	154	8,007
Kraft Heinz Co./The(a)	8,105	644,104
Lancaster Colony Corp.	542	50,520
Limoneira Co.	7,073	145,633
McCormick & Co., Inc.(a)	914	74,957
Mead Johnson Nutrition Co.(a)	3,300	291,687
Mondelez International, Inc., Class A	2,469	111,426
Pilgrim’s Pride Corp.(a)(b)	1,900	41,116
Pinnacle Foods, Inc.	614	27,599
Snyder’s-Lance, Inc.	5,135	166,990
		2,460,092
Gas Utilities - 0.1%
AGL Resources, Inc.(a)	515	24,761
Questar Corp.(a)	889	19,683
		44,444
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories(a)	1,464	74,210
ABIOMED, Inc.*(a)	972	75,291
Alere, Inc.*(a)	828	40,249
Align Technology, Inc.*	400	25,080
Baxter International, Inc.(a)	17,355	695,588
Becton Dickinson and Co.	4,158	632,640
Boston Scientific Corp.*(b)	4,051	70,244
CR Bard, Inc.(a)	302	59,388
Cynosure, Inc., Class A*	572	22,194
DexCom, Inc.*(a)	893	75,592
Edwards Lifesciences Corp.*(a)	489	74,406
Fonar Corp.*	1,306	12,681
Greatbatch, Inc.*	508	27,701
Guerbet	1,446	93,061
Hill-Rom Holdings, Inc.(a)	192	10,758
IDEXX Laboratories, Inc.*	8,399	610,859
Intuitive Surgical, Inc.*	35	18,661
Medtronic plc	753	59,028
NuVasive, Inc.*(a)	625	34,381
	SHARES	VALUE
Health Care Equipment & Supplies (continued)
RTI Surgical, Inc.*	4,596	$33,459
St Jude Medical, Inc.(a)	1,007	74,337
Stryker Corp.(a)	21	2,148
Synergetics U.S.A., Inc.*	2,864	13,833
Syneron Medical Ltd.*	789	8,143
TearLab Corp.*	2,408	5,996
Teleflex, Inc.	10	1,340
West Pharmaceutical Services, Inc.(a)	100	5,987
Zimmer Biomet Holdings, Inc.	44	4,579
		2,861,834
Health Care Providers & Services - 1.3%
Air Methods Corp.*	709	27,927
Alliance HealthCare Services, Inc.*(a)	35	524
Anthem, Inc.(a)	884	136,375
BioTelemetry, Inc.*	2,301	28,141
Community Health Systems, Inc.*(a)	2,562	149,903
DaVita HealthCare Partners, Inc.*(a)	697	55,084
HCA Holdings, Inc.*(a)	687	63,898
Henry Schein, Inc.*	133	19,681
InfuSystems Holdings, Inc.*	3,359	10,547
Laboratory Corp of America Holdings*	362	46,079
LifePoint Health, Inc.*	392	32,481
Molina Healthcare, Inc.*(a)	708	53,404
Patterson Cos., Inc.(a)(b)	537	26,936
Tenet Healthcare Corp.*(a)	1,322	74,429
UnitedHealth Group, Inc.(a)	1,522	184,771
Universal Health Services, Inc., Class B(a)	502	72,905
WellCare Health Plans, Inc.*(a)	201	16,241
		999,326
Health Care Technology - 0.0%†
Connecture, Inc.*	864	8,148
Quality Systems, Inc.(a)	44	561
		8,709
Hotels, Restaurants & Leisure - 4.1%
Aramark	2,715	86,391
Bloomin’ Brands, Inc.(a)	6,860	159,770
Brinker International, Inc.(a)	454	27,195
Buffalo Wild Wings, Inc.*(a)	2,866	560,532
Carnival Corp.(a)	1,439	76,684
Century Casinos, Inc.*	1,302	8,046

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc./The(a)	619	$35,741
Cracker Barrel Old Country Store, Inc.	484	73,515
Darden Restaurants, Inc.(a)(b)	1,616	119,196
Del Frisco’s Restaurant Group, Inc.*	1,573	25,089
Del Taco Restaurants, Inc.*	2,169	34,053
Domino’s Pizza, Inc.(a)	4,124	469,476
Hyatt Hotels Corp., Class A*(a)	92	5,136
Jack in the Box, Inc.(a)	600	57,000
Marriott Vacations Worldwide Corp.	101	8,444
McDonald’s Corp.(a)	561	56,022
RCI Hospitality Holdings, Inc.*	1,992	22,231
SeaWorld Entertainment, Inc.	7,515	130,310
Sonic Corp.(a)	20,207	600,552
Starbucks Corp.(a)	200	11,586
Starwood Hotels & Resorts Worldwide, Inc.(a)	3,611	286,930
Texas Roadhouse, Inc.	754	29,700
Wynn Resorts Ltd.	681	70,300
Yum! Brands, Inc.(a)	2,374	208,342
		3,162,241
Household Durables - 1.1%
Cairn Homes plc*	73,703	87,825
Century Communities, Inc.*	365	7,373
Ethan Allen Interiors, Inc.	748	22,582
GoPro, Inc., Class A*(a)	700	43,470
Harman International Industries, Inc.	323	34,774
Jarden Corp.*(a)(b)	1,344	73,920
Leggett & Platt, Inc.(a)	1,129	53,977
Mohawk Industries, Inc.*(a)	352	70,960
Newell Rubbermaid, Inc.(a)	402	17,399
SEB S.A.	832	83,936
Sony Corp. (ADR)*(a)	6,882	195,105
Tupperware Brands Corp.(a)	373	21,809
Whirlpool Corp.(a)	505	89,754
William Lyon Homes, Class A*(a)	1,302	31,066
		833,950
Household Products - 0.1%
Henkel AG & Co. KGaA (Preference shares)	578	68,557

Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.(a)	4,375	10,894
Calpine Corp.*(a)(b)	3,896	71,297
	SHARES	VALUE
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.(a)(b)	3,354	$75,297
		157,488
Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	560	56,706
General Electric Co.(a)	4,169	108,811
Koninklijke Philips N.V. (ADR)(a)	469	13,043
Siemens AG	1,217	130,235
		308,795
Insurance - 1.6%
ACE Ltd.(a)	200	21,754
Aflac, Inc.	5	320
Allianz SE	388	63,535
Allied World Assurance Co. Holdings AG(a)	328	13,861
Aon plc(a)	735	74,066
Arthur J Gallagher & Co.(a)	265	12,569
Assurant, Inc.(a)	454	33,868
AXA S.A.	4,616	121,669
Cincinnati Financial Corp.(a)	850	46,929
Crawford & Co., Class A	92	597
Everest Re Group Ltd.(a)(b)	2	366
First American Financial Corp.(a)	600	24,348
Genworth Financial, Inc., Class A*(a)	7,100	49,771
Hartford Financial Services Group, Inc./The(a)	4,434	210,837
Lincoln National Corp.(a)	179	10,081
Maiden Holdings Ltd.	1,098	18,161
Marsh & McLennan Cos., Inc.(a)	1,267	73,410
MetLife, Inc.(a)	1,855	103,398
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	299	54,937
National Western Life Insurance Co., Class A	94	22,653
Old Republic International Corp.	5,078	84,955
Primerica, Inc.(a)	109	4,930
Principal Financial Group, Inc.(a)	7	389
Progressive Corp./The(a)(b)	1,072	32,696
Prudential Financial, Inc.(a)	328	28,982
Reinsurance Group of America, Inc.(a)	147	14,188
RenaissanceRe Holdings Ltd.(a)	267	28,649
Swiss Life Holding AG*	141	33,298
Unum Group	415	14,874

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Insurance (continued)
Validus Holdings Ltd.(a)	525	$24,334
		1,224,425
Internet & Catalog Retail - 1.1%
Ctrip.com International Ltd. (ADR)*	561	40,157
Expedia, Inc.(a)	1,196	145,242
HomeAway, Inc.*(a)	582	17,483
Liberty Interactive Corp. QVC Group, Class A*(a)(b)	2,586	75,123
Netflix, Inc.*(a)	1,072	122,540
Priceline Group, Inc./The*	26	32,333
TripAdvisor, Inc.*(a)	332	26,354
Wayfair, Inc., Class A*(a)	8,249	307,770
Zalando SE*(c)	1,603	54,646
		821,648
Internet Software & Services - 1.0%
58.com, Inc. (ADR)*	400	23,756
Autohome, Inc. (ADR)*(a)	1,000	38,790
Cornerstone OnDemand, Inc.*(a)	715	25,783
Criteo S.A. (ADR)*(a)	500	26,615
DHI Group, Inc.*	790	6,296
eBay, Inc.*(a)	1,344	37,793
Facebook, Inc., Class A*(a)	787	73,986
Google, Inc., Class A*	233	153,198
IAC/InterActiveCorp(a)	971	75,020
LinkedIn Corp., Class A*(a)	330	67,076
LogMeIn, Inc.*(a)	99	7,284
MercadoLibre, Inc.(a)	600	78,414
Perion Network Ltd.*	6,161	15,772
Rightside Group Ltd.*	624	4,462
SINA Corp.*(a)	389	15,797
Youku Tudou, Inc. (ADR)*(a)	6,000	116,400
		766,442
IT Services - 2.1%
Acxiom Corp.*(a)	812	14,543
Alliance Data Systems Corp.*(a)	100	27,504
Amdocs Ltd.(a)	4,118	241,521
Automatic Data Processing, Inc.(a)	910	72,591
Broadridge Financial Solutions, Inc.(a)	1,032	56,007
Cap Gemini S.A.	1,501	143,499
Cognizant Technology Solutions Corp., Class A*(a)	558	35,210
CoreLogic, Inc.*(a)	750	29,580
Datalink Corp.*	1,129	7,654
	SHARES	VALUE
IT Services (continued)
Fidelity National Information Services, Inc.(a)	1,138	$74,459
Fiserv, Inc.*(a)	737	64,016
FleetCor Technologies, Inc.*(a)	418	64,715
Gartner, Inc.*(a)	81	7,174
Global Cash Access Holdings, Inc.*	4,133	20,872
Global Payments, Inc.(a)	553	61,986
Leidos Holdings, Inc.(a)	386	15,749
MasterCard, Inc., Class A	4,608	448,819
Net 1 UEPS Technologies, Inc.*	620	12,040
Planet Payment, Inc.*	2,535	6,464
Total System Services, Inc.(a)	241	11,139
VeriFone Systems, Inc.*(a)	1,843	59,308
WEX, Inc.*(a)	347	35,408
WidePoint Corp.*(a)	2,272	4,748
Xerox Corp.(a)	5,532	60,963
		1,575,969
Leisure Products - 0.3%
Hasbro, Inc.(a)	756	59,527
Mattel, Inc.(a)(b)	2,813	65,290
Performance Sports Group Ltd.*	3,254	53,431
Polaris Industries, Inc.	56	7,675
Summer Infant, Inc.*	3,016	6,032
		191,955
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.(a)	770	31,531
Charles River Laboratories International, Inc.*(a)	802	62,251
Gerresheimer AG	129	9,479
Lonza Group AG*	485	70,318
Thermo Fisher Scientific, Inc.(a)	2,220	309,757
WuXi PharmaTech Cayman, Inc. (ADR)*(a)	647	26,851
		510,187
Machinery - 0.7%
Accuride Corp.*	6,684	27,204
Actuant Corp., Class A(a)	16	369
Allison Transmission Holdings, Inc.(a)	1,566	45,696
Chart Industries, Inc.*(a)	1,234	33,688
Colfax Corp.*(a)	309	11,785
Cummins, Inc.	309	40,025
Deere & Co.	542	51,257
Dover Corp.(a)	1,160	74,321

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Machinery (continued)
Federal Signal Corp.	516	$7,720
Haulotte Group S.A.	3,484	65,774
Ingersoll-Rand plc(a)	7	430
Joy Global, Inc.(a)	388	10,247
Stabilus S.A.*	1,905	70,098
Stanley Black & Decker, Inc.(a)	717	75,636
Timken Co./The(a)	427	14,253
		528,503
Marine - 0.1%
Kirby Corp.*(a)	974	70,527
Safe Bulkers, Inc.	1,935	6,657
		77,184
Media - 3.0%
AMC Networks, Inc., Class A*(a)	214	18,023
Comcast Corp., Class A(a)	1,520	94,821
Cumulus Media, Inc., Class A*	2,407	3,972
DISH Network Corp., Class A*(a)	5,530	357,293
Global Eagle Entertainment, Inc.*	1,177	14,618
IMAX Corp.*(a)	411	15,375
Interpublic Group of Cos., Inc./The	2,278	48,521
Liberty Global plc*(a)	3,456	169,828
Liberty Global plc LiLAC, Class A*(a)	494	21,123
Liberty Global plc LiLAC, Class C*(a)	173	7,353
Liberty Global plc, Class A*(a)(b)	9,889	518,777
Lions Gate Entertainment Corp.(a)	700	27,426
Madison Square Garden Co./The, Class A*(a)	582	48,539
Scripps Networks Interactive, Inc., Class A(a)(b)	279	17,460
Stroeer SE	2,094	103,707
Time Warner Cable, Inc.	613	116,476
Time, Inc.	936	20,892
Twenty-First Century Fox, Inc., Class B	4,316	144,672
Viacom, Inc., Class B(a)	652	37,164
Walt Disney Co./The	4,300	516,000
		2,302,040
Metals & Mining - 0.9%
AK Steel Holding Corp.*	7,200	21,240
APERAM S.A.*	1,371	50,584
Barrick Gold Corp.(a)	1,376	9,715
Carpenter Technology Corp.(a)	72	2,703
	SHARES	VALUE
Metals & Mining (continued)
Freeport-McMoRan, Inc.(a)(b)	6,258	$73,531
Nucor Corp.(a)	204	9,005
Randgold Resources Ltd. (ADR)(a)	396	23,906
Reliance Steel & Aluminum Co.(a)	993	60,176
Royal Gold, Inc.(a)	1,337	67,412
Steel Dynamics, Inc.(a)	7,531	150,846
ThyssenKrupp AG	7,194	182,390
U.S. Silica Holdings, Inc.	100	2,252
		653,760
Multiline Retail - 0.6%
Big Lots, Inc.(a)	826	35,667
Bon-Ton Stores, Inc./The	845	3,692
Dillard’s, Inc., Class A(a)	411	41,873
Dollar General Corp.(a)	1,432	115,090
Dollar Tree, Inc.*	625	48,769
Europris ASA*(c)	9,201	46,858
Kohl’s Corp.(b)	771	47,278
Macy’s, Inc.(a)	1,081	74,654
Target Corp.(a)(b)	500	40,925
		454,806
Multi-Utilities-0.5%
Ameren Corp.(a)	1,690	69,425
CenterPoint Energy, Inc.(a)	1,100	21,274
CMS Energy Corp.(a)	800	27,408
DTE Energy Co.(a)	806	64,851
MDU Resources Group, Inc.(a)	188	3,668
NiSource, Inc.(a)	7,600	132,696
WEC Energy Group, Inc.(a)	566	27,734
		347,056
Oil, Gas & Consumable Fuels - 2.9%
Aegean Marine Petroleum Network, Inc.(a)	1,676	18,319
Anadarko Petroleum Corp.(a)	1,479	109,964
Cabot Oil & Gas Corp.(a)(b)	862	22,550
Cheniere Energy, Inc.*(a)	3,300	227,601
Chevron Corp.(a)	806	71,315
Cobalt International Energy, Inc.*(a)(b)	2,479	19,113
Concho Resources, Inc.*(a)	691	73,633
ConocoPhillips(a)	1,440	72,490
CONSOL Energy, Inc.(a)(b)	3,698	61,091
Continental Resources, Inc.*(a)	2,141	71,531
Cosan Ltd., Class A	779	3,661

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Denbury Resources, Inc.(a)	7,100	$27,974
Energen Corp.(a)	177	9,770
EOG Resources, Inc.(a)	954	73,639
EQT Corp.(a)	864	66,398
Gran Tierra Energy, Inc.*	13,444	29,577
Gulfport Energy Corp.*(a)	1,540	50,450
Hess Corp.(a)	748	44,140
HollyFrontier Corp.(a)(b)	1,557	75,141
Ithaca Energy, Inc.*	12,459	7,145
Marathon Oil Corp.(a)(b)	3,186	66,938
Marathon Petroleum Corp.(a)	638	34,879
Murphy Oil Corp.(a)	1,155	37,872
Navigator Holdings Ltd.*	578	9,890
Navios Maritime Acquisition Corp.	2,217	8,779
Neste OYJ	2,349	65,294
Noble Energy, Inc.(a)(b)	2,074	73,067
Nordic American Tankers Ltd.(a)	1,500	22,530
Occidental Petroleum Corp.	775	54,405
Pacific Ethanol, Inc.*	292	2,155
PBF Energy, Inc., Class A(a)	800	25,256
PDC Energy, Inc.*(a)	200	9,390
Phillips 66(a)	851	67,655
Pioneer Natural Resources Co.(a)	238	30,171
QEP Resources, Inc.(a)	3,399	47,178
Range Resources Corp.(a)	1,882	74,038
RSP Permian, Inc.*(a)	3,700	91,760
Teekay Corp.(a)	437	15,649
Tesoro Corp.(a)	1,379	134,232
Valero Energy Corp.(a)	233	15,285
Whiting Petroleum Corp.*(a)	1,824	37,374
Williams Cos., Inc./The(a)	2,980	156,390
		2,215,689
Paper & Forest Products - 0.0%†
Domtar Corp.(b)	524	21,306

Personal Products - 0.3%
Natural Health Trends Corp.	219	6,636
Nu Skin Enterprises, Inc., Class A(a)	1,100	43,615
Ontex Group N.V.	389	11,829
Unilever N.V. (CVA)	2,528	113,304
Unilever plc (ADR)(a)	1,000	45,330
		220,714
	SHARES	VALUE
Pharmaceuticals - 5.7%
AbbVie, Inc.(a)	211	$14,772
Akorn, Inc.*(a)	100	4,611
Allergan plc*(a)	3,914	1,296,121
Bristol-Myers Squibb Co.(a)	566	37,152
Depomed, Inc.*	866	27,279
Eli Lilly & Co.(a)	887	74,960
GlaxoSmithKline plc (ADR)(a)	1,720	74,717
Ipsen S.A.	4,596	295,383
Jazz Pharmaceuticals plc*	234	44,984
Johnson & Johnson	581	58,222
Merck & Co., Inc.(a)	1,281	75,528
Merck KGaA	487	49,538
Mylan N.V.*	2,869	160,635
Novartis AG	997	103,590
Novo Nordisk A/S, Class B	3,346	196,185
Pacira Pharmaceuticals, Inc.*(a)	967	64,228
Perrigo Co. plc(a)	3,745	719,789
Pfizer, Inc.(a)	2,099	75,690
Sagent Pharmaceuticals, Inc.*	790	19,418
Sanofi	1,438	154,722
Sucampo Pharmaceuticals, Inc., Class A*	1,995	43,471
Supernus Pharmaceuticals, Inc.*	385	8,166
Teva Pharmaceutical Industries Ltd. (ADR)	160	11,043
Valeant Pharmaceuticals International, Inc.*(a)	554	142,672
Zoetis, Inc.(a)	12,462	610,389
		4,363,265
Professional Services - 0.5%
Adecco S.A.*	1,111	92,727
Asiakastieto Group OYJ*(c)	3,197	49,682
Equifax, Inc.(a)	734	74,963
ManpowerGroup, Inc.(a)	834	75,460
Robert Half International, Inc.(a)	400	22,012
Towers Watson & Co., Class A	211	26,751
Verisk Analytics, Inc., Class A*(a)	954	74,517
		416,112
Real Estate Investment Trusts (REITs) - 0.6%
American Capital Agency Corp.	887	17,083
Bluerock Residential Growth REIT, Inc.	1,924	24,627
Cherry Hill Mortgage Investment Corp.	1,764	28,700

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
Communications Sales & Leasing, Inc.	349	$7,277
GEO Group, Inc./The	197	7,437
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	726	14,571
New Residential Investment Corp.(a)	2,701	42,379
New Senior Investment Group, Inc.	8,591	111,167
Newcastle Investment Corp.	1,930	9,476
NexPoint Residential Trust, Inc.	1,539	19,961
NorthStar Realty Finance Corp.	6,479	103,664
Preferred Apartment Communities, Inc.	2,660	30,138
RAIT Financial Trust	7,183	37,639
Starwood Property Trust, Inc.(a)	600	13,056
		467,175
Real Estate Management & Development - 0.0%†
CBRE Group, Inc., Class A*(a)	195	7,404
Jones Lang LaSalle, Inc.(a)	57	10,148
		17,552
Road & Rail - 1.1%
Covenant Transportation Group, Inc., Class A*	1,103	26,042
Genesee & Wyoming, Inc., Class A*(a)	789	56,193
Heartland Express, Inc.	813	17,341
Knight Transportation, Inc.	800	21,632
Landstar System, Inc.	437	31,477
Nobina AB*(c)	11,675	46,284
Norfolk Southern Corp.(a)	872	73,536
Swift Transportation Co.*	1,216	28,965
Union Pacific Corp.(a)	5,264	513,714
		815,184
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.(a)	1,191	69,471
ARM Holdings plc (ADR)(a)	28	1,317
Axcelis Technologies, Inc.*(a)	1,075	3,171
Broadcom Corp., Class A	7,816	395,568
Canadian Solar, Inc.*(a)	4,000	107,420
Cree, Inc.*(a)(b)	1,212	29,876
Cypress Semiconductor Corp.*(a)	2,910	33,407
Dialog Semiconductor plc*	1,293	64,356
Himax Technologies, Inc. (ADR)(a)	1,800	12,960
Integrated Device Technology, Inc.*(a)	7,599	145,217
KLA-Tencor Corp.(a)	1,339	71,034
	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.(a)(b)	580	$44,584
Linear Technology Corp.(b)	500	20,500
Mattson Technology, Inc.*	1,907	5,454
Maxim Integrated Products, Inc.(a)	1,171	39,861
Mellanox Technologies Ltd.*(a)	760	31,958
NVIDIA Corp.(a)	199	3,970
NXP Semiconductors N.V.*(a)	4,132	400,763
Sequans Communications S.A. (ADR)*(b)	3,713	5,124
Silicon Laboratories, Inc.*(a)	46	2,069
Synaptics, Inc.*	260	20,639
Tessera Technologies, Inc.(a)	454	15,736
Xcerra Corp.*(a)	1,223	7,686
Xilinx, Inc.(a)	1,316	54,943
		1,587,084
Software - 2.1%
Activision Blizzard, Inc.(a)	1,807	46,603
Adobe Systems, Inc.*(a)	922	75,595
Aspen Technology, Inc.*(b)	538	23,876
Autodesk, Inc.*	272	13,758
Check Point Software Technologies Ltd.*(a)	1,136	91,755
Citrix Systems, Inc.*(a)	436	32,966
CommVault Systems, Inc.*(a)	486	18,210
CyberArk Software Ltd.*(a)	800	47,304
Electronic Arts, Inc.*	1,037	74,197
Ellie Mae, Inc.*(a)	380	29,811
ePlus, Inc.*	73	5,614
FactSet Research Systems, Inc.(a)	100	16,566
Fortinet, Inc.*(a)	1,310	62,539
Guidewire Software, Inc.*(a)	213	12,578
Intuit, Inc.(a)	3,523	372,628
Manhattan Associates, Inc.*(a)	745	48,291
NetScout Systems, Inc.*(a)	600	23,928
NetSuite, Inc.*(a)	382	37,757
Qlik Technologies, Inc.*(a)	3,323	134,449
Red Hat, Inc.*(a)	943	74,572
ServiceNow, Inc.*(a)	925	74,463
SolarWinds, Inc.*(a)	2,300	91,747
Splunk, Inc.*(a)	1,283	89,733
SS&C Technologies Holdings, Inc.(a)	700	47,621
Synopsys, Inc.*(a)	279	14,184
Telenav, Inc.*(a)	967	6,769

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Software (continued)
TiVo, Inc.*(a)	1,038	$10,338
Tyler Technologies, Inc.*	8	1,116
Ultimate Software Group, Inc./The*(a)	81	14,921
Workday, Inc., Class A*	150	12,650
		1,606,539
Specialty Retail - 3.8%
Aaron’s, Inc.(a)	462	17,085
Abercrombie & Fitch Co., Class A(a)	1,187	23,847
American Eagle Outfitters, Inc.(a)	7,104	126,096
Asbury Automotive Group, Inc.*(a)	177	15,629
AutoNation, Inc.*(a)(b)	1,192	74,309
AutoZone, Inc.*(b)	689	482,948
Buckle, Inc./The	617	27,290
Cabela’s, Inc.*(a)	157	6,976
CarMax, Inc.*(a)	1,869	120,569
Dick’s Sporting Goods, Inc.(a)	1,890	96,352
DSW, Inc., Class A(a)	2,320	75,446
Five Below, Inc.*(a)	892	32,888
GNC Holdings, Inc., Class A(a)(b)	994	48,915
Home Depot, Inc./The(a)	5,244	613,705
L Brands, Inc.(a)	577	46,575
Lithia Motors, Inc., Class A(a)	142	16,996
Lowe’s Cos., Inc.(a)	700	48,552
O’Reilly Automotive, Inc.*	944	226,853
Outerwall, Inc.(a)	1,199	84,913
Pier 1 Imports, Inc.	2,293	27,080
Ross Stores, Inc.(a)	2,100	111,636
Sally Beauty Holdings, Inc.*(a)	700	20,853
Select Comfort Corp.*	2,712	70,621
Signet Jewelers Ltd.(a)	615	74,550
Sonic Automotive, Inc., Class A	976	22,731
Staples, Inc.(a)	7,500	110,325
Tiffany & Co.(a)	643	61,535
Tile Shop Holdings, Inc.*(a)	1,027	14,666
Tractor Supply Co.(a)	812	75,126
Ulta Salon Cosmetics & Fragrance, Inc.*	123	20,422
Vitamin Shoppe, Inc.*(a)	733	26,945
Williams-Sonoma, Inc.(a)	731	61,886
		2,884,320
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.(a)	100	12,130
	SHARES	VALUE
Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Co.(a)	2,164	$66,045
Logitech International S.A.	4,921	70,787
Quantum Corp.*	30,761	32,607
S&T AG	14,309	74,960
U.S.A Technologies, Inc.*(a)	1,283	4,324
		260,853
Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.(a)	1,346	136,498
Deckers Outdoor Corp.*(a)	754	54,951
Fossil Group, Inc.*(a)	1,987	136,606
G-III Apparel Group Ltd.*(a)	300	21,669
lululemon athletica, Inc.*(a)	644	40,482
Michael Kors Holdings Ltd.*	1,422	59,710
NIKE, Inc., Class B	3,926	452,354
OVS S.p.A.*(c)	13,539	89,735
Pandora A/S	1,068	120,084
PVH Corp.(a)	643	74,614
Rocky Brands, Inc.	1,274	23,136
		1,209,839
Thrifts & Mortgage Finance - 0.4%
Federal Agricultural Mortgage Corp., Class C	925	24,744
HomeStreet, Inc.*	925	20,914
Meta Financial Group, Inc.	133	6,724
MGIC Investment Corp.*(b)	19,690	217,968
Nationstar Mortgage Holdings, Inc.*	1,001	18,569
Ocwen Financial Corp.*	2,010	16,944
Stonegate Mortgage Corp.*	2,573	24,624
		330,487
Trading Companies & Distributors - 0.4%
AerCap Holdings N.V.*(a)	1,421	66,560
Cramo OYJ	3,500	70,535
HD Supply Holdings, Inc.*(a)	542	19,404
MSC Industrial Direct Co., Inc., Class A(a)	868	61,854
WESCO International, Inc.*(a)	423	25,955
WW Grainger, Inc.	233	53,289
		297,597
Transportation Infrastructure - 0.1%
BBA Aviation plc	10,128	46,959

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Water Utilities - 0.1%
American Water Works Co., Inc.	1,574	$81,706

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc.*	1,460	14,206
SBA Communications Corp., Class A*(a)	1,034	124,824
SK Telecom Co., Ltd. (ADR)(a)(b)	644	15,450
Telephone & Data Systems, Inc.(a)	513	15,087
Vodafone Group plc (ADR)(a)	752	28,411
		197,978
TOTAL COMMON STOCKS (cost $55,478,750)		57,529,997

EXCHANGE TRADED FUNDS - 0.1%
Market Vectors Gold Miners ETF	711	9,776
SPDR S&P 500 ETF Trust(a)(b)	100	21,050
TOTAL EXCHANGE TRADED FUNDS (cost $35,332)		30,826

	NO. OF RIGHTS
RIGHTS - 0.0%†
Sanofi, expiring 12/31/2020 *	9,708	3,108
TOTAL RIGHTS (cost $4,928)		3,108
	CONTRACTS
PURCHASED OPTIONS - 0.3%
Call Options Purchased - 0.2%
Amgen, Inc., 1/15/2016 @ 150*	8	23,200
Delta Air Lines, Inc., 8/21/2015 @ 45*	22	1,870
eBay, Inc.,
8/21/2015 @ 55*	15	17,250
8/21/2015 @ 58*	8	7,160
1/15/2016 @ 50*	39	66,690
Genworth Financial, Inc., 1/15/2016 @ 8*	68	3,128
Hartford Financial Services Group, Inc./The, 8/21/2015 @ 49*	28	1,680
iShares Russell 2000 Index Fund,
8/7/2015 @ 122*	37	5,698
8/21/2015 @ 124*	37	4,810
Macy’s, Inc., 1/15/2016 @ 75*	10	2,270
	CONTRACTS	VALUE
Call Options Purchased (continued)
NXP Semiconductors N.V., 10/16/2015 @ 88*	9	$10,530
United Continental Holding, Inc., 8/21/2015 @ 55*	16	4,304
Vale S.A., 9/18/2015 @ 8*	46	46
		148,636
Put Options Purchased - 0.1%
A.O. Smith Corp., 1/15/2016 @ 65*	11	2,255
Advisory Board Co./The, 9/18/2015 @ 55*	7	455
Align Technology, Inc., 10/16/2015 @ 60*	8	1,400
AllianceBernstein Holding LP, 10/16/2015 @ 30*	9	2,655
Amazon.com, Inc., 10/16/2015 @ 400*	3	57
Ambarella, Inc., 11/20/2015 @ 115*	2	2,660
Apogee Enterprises, Inc., 11/20/2015 @ 50*	12	2,100
athenahealth, Inc.,
9/18/2015 @ 100*	8	80
12/18/2015 @ 115*	4	1,200
BOK Financial Corp.,
12/18/2015 @ 65*	7	2,030
12/18/2015 @ 70*	3	1,680
Bridgepoint Education, Inc., 11/20/2015 @ 9*	34	1,360
CarMax, Inc., 1/15/2016 @ 60*	10	2,750
Dunkin’ Brands Group, Inc., 12/18/2015 @ 50*	19	2,470
Financial Engines, Inc., 12/18/2015 @ 45*	9	3,330
Franklin Resources, Inc., 10/16/2015 @ 50*	10	4,500
Fresh Del Monte Produce, Inc., 9/18/2015 @ 40*	10	1,250
IMAX Corp., 12/18/2015 @ 38*	9	2,385
iShares U.S. Real Estate ETF, 9/18/2015 @ 72*	75	3,975
Janus Capital Group, Inc., 12/18/2015 @ 17*	28	4,340
La Quinta Holdings, Inc., 9/18/2015 @ 23*	27	4,185
LinkedIn Corp., 11/20/2015 @ 220*	2	5,070
lululemon athletica, Inc., 12/18/2015 @ 60*	9	3,465
Netflix, Inc., 12/18/2015 @ 91*	5	1,495
Papa John’s International, Inc.,

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	CONTRACTS	VALUE
Put Options Purchased (continued)
10/16/2015 @ 65*	14	$700
1/15/2016 @ 70*	8	2,240
S&P 500 Index,
8/21/2015 @ 2,025*	4	1,800
8/21/2015 @ 2,050*	3	2,190
8/21/2015 @ 2,075*	8	9,520
salesforce.com, Inc., 11/20/2015 @ 63*	7	1,197
SPDR S&P Biotech ETF, 12/18/2015 @ 210*	3	2,310
Stifel Financial Corp., 10/16/2015 @ 55*	20	4,500
Tesla Motors, Inc.,
12/18/2015 @ 225*	4	4,120
12/18/2015 @ 240*	3	4,455
Texas Capital Bancshares, Inc., 12/18/2015 @ 60*	8	3,600
Western Union Co./The, 1/15/2016 @ 18*	29	1,160
WisdomTree Investments, Inc.,
12/18/2015 @ 20*	22	2,200
12/18/2015 @ 23*	14	2,730
XPO Logistics, Inc., 11/20/2015 @ 48*	7	4,270
		104,139
TOTAL PURCHASED OPTIONS (premiums paid $235,430)		252,775

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS - 5.9%
U.S. Treasury Obligation - 5.9%
U.S. Treasury Bills
0.08%, 01/07/2016(d)	$749,751	749,665
0.08%, 02/04/2016(d)	749,688	749,452
0.13%, 03/03/2016(d)	749,418	749,268
0.17%, 03/31/2016(d)	749,152	749,121
0.18%, 04/28/2016(d)	748,984	748,935
0.22%, 05/26/2016(d)	748,661	748,592
		VALUE
TOTAL SHORT-TERM INVESTMENTS (cost $4,495,654)		$4,495,033
TOTAL INVESTMENT IN SECURITIES (cost $60,250,094)		62,311,739

SECURITIES SOLD SHORT	SHARES
COMMON STOCKS - (30.1%)
Aerospace & Defense - (0.5%)
Boeing Co./The	(258)	(37,196)
Embraer S.A. (ADR)	(932)	(25,956)
Esterline Technologies Corp.*	(23)	(2,039)
Hexcel Corp.	(500)	(25,945)
Huntington Ingalls Industries, Inc.	(104)	(12,211)
L-3 Communications Holdings, Inc.	(604)	(69,738)
Moog, Inc., Class A*	(261)	(17,450)
Precision Castparts Corp.	(173)	(33,721)
Raytheon Co.	(62)	(6,764)
Rockwell Collins, Inc.	(881)	(74,550)
Triumph Group, Inc.	(327)	(17,609)
United Technologies Corp.	(744)	(74,631)
		(397,810)
Air Freight & Logistics - (0.1%)
CH Robinson Worldwide, Inc.	(746)	(52,332)
FedEx Corp.	(204)	(34,969)
United Parcel Service, Inc., Class B	(255)	(26,102)
		(113,403)
Airlines - (0.2%)
Alaska Air Group, Inc.	(600)	(45,450)
American Airlines Group, Inc.	(3,100)	(124,310)
Hawaiian Holdings, Inc.*	(902)	(19,591)
		(189,351)
Auto Components - (0.2%)
Autoliv, Inc.	(717)	(75,429)
Cooper Tire & Rubber Co.	(1,023)	(33,687)
Magna International, Inc.	(400)	(21,744)
		(130,860)
Automobiles - (0.3%)
Ford Motor Co.	(4,100)	(60,803)
General Motors Co.	(1,000)	(31,510)
Harley-Davidson, Inc.	(768)	(44,774)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Automobiles (continued)
Tesla Motors, Inc.*	(200)	$(53,230)
		(190,317)
Banks - (0.9%)
Banco Bradesco S.A. (ADR)	(1,561)	(12,394)
Banco Santander S.A. (ADR)	(1,941)	(13,218)
Bancolombia S.A. (ADR)	(134)	(5,172)
Bank of the Ozarks, Inc.	(244)	(10,765)
Barclays plc (ADR)	(1,539)	(27,671)
BB&T Corp.	(191)	(7,692)
BOK Financial Corp.	(119)	(7,909)
East West Bancorp, Inc.	(163)	(7,296)
First Financial Bankshares, Inc.	(977)	(33,198)
First Horizon National Corp.	(1,500)	(23,775)
Grupo Financiero Galicia S.A. (ADR)	(292)	(5,487)
HDFC Bank Ltd. (ADR)	(1,115)	(69,654)
ING Groep N.V. (ADR)	(1)	(17)
Itau Unibanco Holding S.A. (ADR)	(6,256)	(54,306)
JPMorgan Chase & Co.	(838)	(57,428)
M&T Bank Corp.	(426)	(55,870)
People’s United Financial, Inc.	(1,725)	(28,066)
Popular, Inc.*	(1,712)	(52,421)
Regions Financial Corp.	(3,917)	(40,698)
Royal Bank of Canada	(257)	(14,996)
Signature Bank/NY*	(185)	(26,934)
Toronto-Dominion Bank./The	(356)	(14,386)
Westamerica Bancorp	(1,752)	(85,813)
		(655,166)
Beverages - (0.4%)
Brown-Forman Corp., Class B	(134)	(14,527)
Coca-Cola Enterprises, Inc.	(1,623)	(82,903)
Dr Pepper Snapple Group, Inc.	(569)	(45,645)
Fomento Economico Mexicano SAB de CV (ADR)	(127)	(11,511)
Molson Coors Brewing Co., Class B	(345)	(24,543)
Monster Beverage Corp.*	(592)	(90,902)
		(270,031)
Biotechnology - (1.0%)
Acorda Therapeutics, Inc.*	(52)	(1,787)
Agios Pharmaceuticals, Inc.*	(100)	(11,018)
Alder Biopharmaceuticals, Inc.*	(100)	(4,642)
Alkermes plc*	(837)	(58,607)
Alnylam Pharmaceuticals, Inc.*	(90)	(11,469)
	SHARES	VALUE
Biotechnology (continued)
Biogen, Inc.*	(236)	$(75,232)
BioMarin Pharmaceutical, Inc.*	(518)	(75,768)
Celldex Therapeutics, Inc.*	(1,542)	(36,314)
Cepheid*	(320)	(17,789)
Clovis Oncology, Inc.*	(100)	(8,443)
Esperion Therapeutics, Inc.*	(100)	(6,200)
Exact Sciences Corp.*	(2,006)	(48,284)
Exelixis, Inc.*	(1,000)	(5,730)
Gilead Sciences, Inc.	(636)	(74,959)
ImmunoGen, Inc.*	(822)	(14,812)
Isis Pharmaceuticals, Inc.*	(1,361)	(74,760)
Novavax, Inc.*	(500)	(6,030)
OPKO Health, Inc.*	(4,357)	(71,324)
Regeneron Pharmaceuticals, Inc.*	(137)	(75,851)
Sarepta Therapeutics, Inc.*	(1,145)	(36,548)
United Therapeutics Corp.*	(460)	(77,906)
Vertex Pharmaceuticals, Inc.*	(3)	(405)
		(793,878)
Building Products - (0.2%)
Fortune Brands Home & Security, Inc.	(1,140)	(54,435)
Lennox International, Inc.	(406)	(47,936)
Masco Corp.	(97)	(2,560)
Owens Corning	(100)	(4,485)
USG Corp.*	(1,926)	(59,668)
		(169,084)
Capital Markets - (0.8%)
Bank of New York Mellon Corp./The	(329)	(14,279)
Credit Suisse Group AG (ADR)*	(906)	(26,682)
E*TRADE Financial Corp.*	(1,600)	(45,472)
Eaton Vance Corp.	(853)	(32,721)
Federated Investors, Inc., Class B	(444)	(14,967)
Financial Engines, Inc.	(137)	(6,283)
Franklin Resources, Inc.	(1,301)	(59,261)
Goldman Sachs Group, Inc./The	(361)	(74,030)
Janus Capital Group, Inc.	(2,772)	(45,405)
LPL Financial Holdings, Inc.	(867)	(40,879)
Raymond James Financial, Inc.	(659)	(38,881)
State Street Corp.	(715)	(54,741)
T Rowe Price Group, Inc.	(208)	(16,043)
TD Ameritrade Holding Corp.	(3,343)	(122,788)
WisdomTree Investments, Inc.	(656)	(16,334)
		(608,766)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Chemicals - (0.7%)
Agrium, Inc.	(296)	$(30,269)
Airgas, Inc.	(100)	(10,202)
Axalta Coating Systems Ltd.*	(800)	(25,448)
Axiall Corp.	(1,196)	(35,198)
Dow Chemical Co./The	(400)	(18,824)
Ecolab, Inc.	(908)	(105,156)
FMC Corp.	(1,600)	(77,664)
International Flavors & Fragrances, Inc.	(458)	(52,940)
LyondellBasell Industries N.V., Class A	(251)	(23,551)
Monsanto Co.	(200)	(20,378)
Olin Corp.	(732)	(16,829)
PPG Industries, Inc.	(58)	(6,286)
Praxair, Inc.	(224)	(25,567)
RPM International, Inc.	(262)	(12,280)
Sherwin-Williams Co./The	(269)	(74,717)
Sociedad Quimica y Minera de Chile S.A. (ADR)	(13)	(176)
Valspar Corp./The	(245)	(20,404)
		(555,889)
Commercial Services & Supplies - (0.1%)
ADT Corp./The	(113)	(3,902)
Brady Corp., Class A	(882)	(20,744)
Brink’s Co./The	(177)	(5,528)
Cintas Corp.	(110)	(9,405)
Copart, Inc.*	(130)	(4,684)
		(44,263)
Communications Equipment - (0.6%)
ADTRAN, Inc.	(418)	(6,897)
ARRIS Group, Inc.*	(1,795)	(55,502)
Cisco Systems, Inc.	(1,240)	(35,241)
F5 Networks, Inc.*	(241)	(32,328)
Finisar Corp.*	(814)	(14,172)
JDS Uniphase Corp.*	(259)	(2,872)
Juniper Networks, Inc.	(4,700)	(133,574)
Motorola Solutions, Inc.	(1,000)	(60,160)
Nokia OYJ (ADR)	(5,421)	(38,218)
Palo Alto Networks, Inc.*	(92)	(17,096)
QUALCOMM, Inc.	(800)	(51,512)
Telefonaktiebolaget LM Ericsson (ADR)	(1,385)	(14,861)
Ubiquiti Networks, Inc.	(664)	(21,394)
		(483,827)
	SHARES	VALUE
Construction & Engineering - (0.4%)
Chicago Bridge & Iron Co. N.V.	(1,114)	$(59,198)
Jacobs Engineering Group, Inc.*	(3,000)	(126,360)
KBR, Inc.	(4,300)	(75,121)
MasTec, Inc.*	(1,066)	(19,646)
		(280,325)
Construction Materials - (0.1%)
Cemex SAB de CV (ADR)*	(11,856)	(100,776)

Consumer Finance - (0.3%)
American Express Co.	(1,300)	(98,878)
Capital One Financial Corp.	(920)	(74,796)
PRA Group, Inc.*	(396)	(25,166)
SLM Corp.*	(1,745)	(15,932)
		(214,772)
Containers & Packaging - (0.2%)
Ball Corp.	(1,178)	(79,916)
Crown Holdings, Inc.*	(555)	(28,588)
Owens-Illinois, Inc.*	(1,400)	(29,890)
Packaging Corp of America	(143)	(10,123)
Sonoco Products Co.	(384)	(15,851)
		(164,368)
Distributors - (0.0%)†
Pool Corp.	(295)	(20,774)

Diversified Consumer Services - (0.1%)
Apollo Education Group, Inc., Class A*	(1,121)	(14,360)
H&R Block, Inc.	(728)	(24,235)
		(38,595)
Diversified Financial Services - (0.3%)
Berkshire Hathaway, Inc., Class B*	(525)	(74,938)
Moody’s Corp.	(613)	(67,694)
NASDAQ OMX Group, Inc./The	(1,126)	(57,460)
PHH Corp.*	(11)	(274)
		(200,366)
Diversified Telecommunication Services - (0.1%)
AT&T, Inc.	(600)	(20,844)
China Unicom Hong Kong Ltd. (ADR)	(398)	(5,608)
Frontier Communications Corp.	(2,800)	(13,216)
Telefonica Brasil S.A. (ADR)	(1,506)	(19,608)
Verizon Communications, Inc.	(1,117)	(52,264)
		(111,540)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Electric Utilities - (0.3%)
ALLETE, Inc.	(149)	$(7,195)
Cia Paranaense de Energia (ADR)	(123)	(1,250)
CPFL Energia S.A. (ADR)	(355)	(3,987)
Duke Energy Corp.	(1,021)	(75,779)
Edison International	(350)	(21,003)
Eversource Energy	(1,484)	(73,784)
Portland General Electric Co.	(170)	(6,122)
Southern Co./The	(495)	(22,141)
Westar Energy, Inc.	(700)	(26,355)
		(237,616)
Electrical Equipment - (0.4%)
ABB Ltd. (ADR)*	(1,436)	(29,122)
BWX Technologies, Inc.	(1,139)	(27,974)
Eaton Corp. plc	(143)	(8,663)
Encore Wire Corp.	(407)	(13,972)
Generac Holdings, Inc.*	(741)	(25,987)
Regal Beloit Corp.	(238)	(16,524)
Sensata Technologies Holding N.V.*	(81)	(4,157)
SolarCity Corp.*	(3,458)	(200,564)
		(326,963)
Electronic Equipment, Instruments & Components - (0.3%)
Agilysys, Inc.*	(589)	(4,989)
Amphenol Corp., Class A	(1,067)	(60,189)
Hollysys Automation Technologies Ltd.	(262)	(5,575)
IPG Photonics Corp.*	(731)	(67,413)
Maxwell Technologies, Inc.*	(269)	(1,235)
Methode Electronics, Inc.	(815)	(21,866)
Trimble Navigation Ltd.*	(798)	(18,434)
Universal Display Corp.*	(477)	(22,758)
		(202,459)
Energy Equipment & Services - (0.7%)
Atwood Oceanics, Inc.	(1,868)	(38,854)
Bristow Group, Inc.	(438)	(19,732)
Cameron International Corp.*	(100)	(5,046)
CARBO Ceramics, Inc.	(235)	(7,720)
Core Laboratories N.V.	(666)	(73,014)
Diamond Offshore Drilling, Inc.	(5,633)	(123,644)
Ensco plc, Class A	(3,690)	(61,180)
Exterran Holdings, Inc.	(696)	(17,254)
Oceaneering International, Inc.	(301)	(12,046)
Oil States International, Inc.*	(831)	(25,021)
Rowan Cos. plc, Class A	(282)	(4,859)
	SHARES	VALUE
Energy Equipment & Services (continued)
RPC, Inc.	(360)	$(4,428)
Seadrill Ltd.	(5,914)	(52,694)
Superior Energy Services, Inc.	(566)	(9,622)
Weatherford International plc*	(5,043)	(53,859)
		(508,973)
Food & Staples Retailing - (0.3%)
Costco Wholesale Corp.	(238)	(34,581)
CVS Health Corp.	(1,164)	(130,915)
Kroger Co./The	(12)	(471)
Rite Aid Corp.*	(143)	(1,274)
Sysco Corp.	(518)	(18,809)
United Natural Foods, Inc.*	(148)	(6,739)
Wal-Mart Stores, Inc.	(133)	(9,573)
Whole Foods Market, Inc.	(445)	(16,198)
		(218,560)
Food Products - (0.6%)
BRF S.A. (ADR)	(1,421)	(29,713)
Bunge Ltd.	(300)	(23,955)
ConAgra Foods, Inc.	(300)	(13,218)
Flowers Foods, Inc.	(797)	(17,263)
Hershey Co./The	(772)	(71,711)
J&J Snack Foods Corp.	(233)	(27,578)
JM Smucker Co./The	(135)	(15,078)
Kellogg Co.	(1,134)	(75,037)
Keurig Green Mountain, Inc.	(1,010)	(75,791)
Sanderson Farms, Inc.	(637)	(45,870)
Tootsie Roll Industries, Inc.	(1,038)	(33,704)
		(428,918)
Gas Utilities - (0.1%)
Atmos Energy Corp.	(315)	(17,420)
National Fuel Gas Co.	(502)	(27,143)
		(44,563)
Health Care Equipment & Supplies - (1.1%)
AngioDynamics, Inc.*	(588)	(9,114)
Baxter International, Inc.	(1,320)	(52,906)
Becton Dickinson and Co.	(493)	(75,010)
Cantel Medical Corp.	(195)	(10,702)
CONMED Corp.	(173)	(9,813)
Cooper Cos., Inc./The	(153)	(27,081)
CR Bard, Inc.	(200)	(39,330)
Cyberonics, Inc.*	(87)	(5,342)
DENTSPLY International, Inc.	(551)	(31,357)
DexCom, Inc.*	(300)	(25,395)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.*	(100)	$(15,216)
Endologix, Inc.*	(745)	(10,624)
Hologic, Inc.*	(278)	(11,581)
ICU Medical, Inc.*	(97)	(9,692)
IDEXX Laboratories, Inc.*	(953)	(69,312)
Insulet Corp.*	(647)	(21,927)
Meridian Bioscience, Inc.	(532)	(9,624)
Natus Medical, Inc.*	(247)	(11,154)
Neogen Corp.*	(1,180)	(68,664)
Novadaq Technologies, Inc.*	(784)	(8,992)
NxStage Medical, Inc.*	(720)	(10,282)
ResMed, Inc.	(1,123)	(65,078)
Sirona Dental Systems, Inc.*	(103)	(10,689)
Spectranetics Corp./The*	(647)	(11,064)
STERIS Corp.	(868)	(60,005)
Trinity Biotech plc (ADR)	(552)	(9,522)
Varian Medical Systems, Inc.*	(829)	(71,352)
Vascular Solutions, Inc.*	(387)	(14,408)
West Pharmaceutical Services, Inc.	(845)	(50,590)
Wright Medical Group, Inc.*	(578)	(14,935)
		(840,761)
Health Care Providers & Services - (0.7%)
Acadia Healthcare Co., Inc.*	(400)	(31,912)
AmerisourceBergen Corp.	(202)	(21,362)
Amsurg Corp.*	(333)	(23,889)
Brookdale Senior Living, Inc.*	(1,776)	(58,839)
Centene Corp.*	(1,072)	(75,179)
Express Scripts Holding Co.*	(592)	(53,321)
HCA Holdings, Inc.*	(371)	(34,507)
HealthSouth Corp.	(284)	(12,979)
IPC Healthcare, Inc.*	(249)	(13,807)
Laboratory Corp of America Holdings*	(147)	(18,712)
LifePoint Health, Inc.*	(7)	(580)
MEDNAX, Inc.*	(733)	(62,041)
Molina Healthcare, Inc.*	(814)	(61,400)
Quest Diagnostics, Inc.	(1,020)	(75,286)
Select Medical Holdings Corp.	(1,177)	(16,984)
		(560,798)
Health Care Technology - (0.2%)
Allscripts Healthcare Solutions, Inc.*	(1,039)	(15,024)
athenahealth, Inc.*	(289)	(40,448)
Cerner Corp.*	(1,021)	(73,226)
	SHARES	VALUE
Health Care Technology (continued)
HMS Holdings Corp.*	(2,584)	$(29,768)
		(158,466)
Hotels, Restaurants & Leisure - (1.1%)
Boyd Gaming Corp.*	(752)	(12,852)
Buffalo Wild Wings, Inc.*	(249)	(48,699)
Carnival Corp.	(400)	(21,316)
Chipotle Mexican Grill, Inc.*	(100)	(74,223)
Cracker Barrel Old Country Store, Inc.	(117)	(17,771)
Domino’s Pizza, Inc.	(119)	(13,547)
Dunkin’ Brands Group, Inc.	(762)	(41,064)
Fiesta Restaurant Group, Inc.*	(269)	(15,637)
Ignite Restaurant Group, Inc.*	(681)	(3,201)
Las Vegas Sands Corp.	(3,239)	(181,514)
Marriott International, Inc., Class A	(974)	(70,722)
Melco Crown Entertainment Ltd. (ADR)	(3,148)	(64,943)
MGM Resorts International*	(3,800)	(74,556)
Panera Bread Co., Class A*	(154)	(31,434)
Papa John’s International, Inc.	(180)	(13,601)
Royal Caribbean Cruises Ltd.	(906)	(81,404)
SeaWorld Entertainment, Inc.	(1,300)	(22,542)
Starbucks Corp.	(506)	(29,313)
Texas Roadhouse, Inc.	(546)	(21,507)
Wendy’s Co./The	(1,856)	(19,042)
Wyndham Worldwide Corp.	(165)	(13,616)
		(872,504)
Household Durables - (0.4%)
Garmin Ltd.	(1,670)	(69,989)
Harman International Industries, Inc.	(445)	(47,909)
Helen of Troy Ltd.*	(5)	(439)
KB Home	(3,800)	(60,724)
Meritage Homes Corp.*	(638)	(28,774)
Mohawk Industries, Inc.*	(133)	(26,811)
Sony Corp. (ADR)*	(1,025)	(29,059)
Tempur Sealy International, Inc.*	(234)	(17,679)
Whirlpool Corp.	(160)	(28,437)
		(309,821)
Household Products - (0.1%)
Kimberly-Clark Corp.	(200)	(22,994)
Procter & Gamble Co./The	(200)	(15,340)
Spectrum Brands Holdings, Inc.	(300)	(31,785)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Household Products (continued)
WD-40 Co.	(416)	$(37,286)
		(107,405)
Independent Power and Renewable Electricity Producers - (0.2%)
Calpine Corp.*	(3,700)	(67,710)
Dynegy, Inc.*	(2,739)	(71,351)
TerraForm Power, Inc., Class A*	(800)	(24,128)
		(163,189)
Industrial Conglomerates - (0.2%)
3M Co.	(494)	(74,762)
Raven Industries, Inc.	(792)	(15,389)
Roper Technologies, Inc.	(174)	(29,105)
		(119,256)
Insurance - (1.0%)
ACE Ltd.	(690)	(75,051)
Allstate Corp./The	(732)	(50,471)
American International Group, Inc.	(1,657)	(106,247)
AmTrust Financial Services, Inc.	(619)	(43,027)
Arch Capital Group Ltd.*	(352)	(25,119)
Assured Guaranty Ltd.	(1,684)	(41,191)
Brown & Brown, Inc.	(633)	(21,174)
China Life Insurance Co., Ltd. (ADR)	(30)	(554)
Citizens, Inc.*	(2,290)	(15,503)
Endurance Specialty Holdings Ltd.	(125)	(8,686)
Erie Indemnity Co., Class A	(758)	(65,423)
First American Financial Corp.	(481)	(19,519)
FNF Group	(1,029)	(40,224)
Genworth Financial, Inc., Class A*	(1,676)	(11,749)
Loews Corp.	(646)	(24,619)
MBIA, Inc.*	(1,819)	(10,823)
Mercury General Corp.	(274)	(15,467)
RLI Corp.	(1,959)	(108,196)
Torchmark Corp.	(867)	(53,416)
WR Berkley Corp.	(592)	(32,986)
		(769,445)
Internet & Catalog Retail - (0.2%)
Amazon.com, Inc.*	(139)	(74,525)
TripAdvisor, Inc.*	(1,400)	(111,132)
		(185,657)
Internet Software & Services - (1.3%)
Baidu, Inc. (ADR)*	(429)	(74,071)
Benefitfocus, Inc.*	(222)	(8,267)
	SHARES	VALUE
Internet Software & Services (continued)
Cimpress N.V.*	(143)	$(9,228)
Gogo, Inc.*	(393)	(7,164)
Google, Inc., Class A*	(112)	(73,640)
IAC/InterActiveCorp	(600)	(46,356)
j2 Global, Inc.	(184)	(12,954)
NetEase, Inc. (ADR)	(531)	(73,612)
Pandora Media, Inc.*	(6,800)	(119,136)
Rackspace Hosting, Inc.*	(1,932)	(65,746)
Sohu.com, Inc.*	(817)	(39,322)
SouFun Holdings Ltd. (ADR)	(6,300)	(42,021)
Twitter, Inc.*	(3,200)	(99,232)
VeriSign, Inc.*	(1,055)	(74,842)
WebMD Health Corp.*	(119)	(5,186)
Youku Tudou, Inc. (ADR)*	(1,817)	(35,250)
Zillow Group, Inc., Class A*	(2,150)	(175,225)
		(961,252)
IT Services - (0.6%)
Accenture plc, Class A	(561)	(57,845)
Alliance Data Systems Corp.*	(84)	(23,103)
Cardtronics, Inc.*	(63)	(2,335)
Cognizant Technology Solutions Corp., Class A*	(237)	(14,955)
DST Systems, Inc.	(220)	(24,013)
Infosys Ltd. (ADR)	(3,368)	(56,953)
International Business Machines Corp.	(465)	(75,325)
Jack Henry & Associates, Inc.	(219)	(15,299)
Paychex, Inc.	(103)	(4,779)
Teradata Corp.*	(1,495)	(55,480)
Total System Services, Inc.	(100)	(4,622)
Visa, Inc., Class A	(981)	(73,909)
Western Union Co./The	(1,560)	(31,574)
		(440,192)
Leisure Products - (0.1%)
Brunswick Corp.	(9)	(478)
Mattel, Inc.	(1,600)	(37,136)
Polaris Industries, Inc.	(547)	(74,972)
		(112,586)
Life Sciences Tools & Services - (0.3%)
Bio-Techne Corp.	(61)	(6,672)
Charles River Laboratories International, Inc.*	(276)	(21,423)
ICON plc*	(422)	(34,098)
Luminex Corp.*	(870)	(14,990)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Life Sciences Tools & Services (continued)
PAREXEL International Corp.*	(546)	$(37,652)
Quintiles Transnational Holdings, Inc.*	(200)	(15,344)
Thermo Fisher Scientific, Inc.	(694)	(96,834)
Waters Corp.*	(246)	(32,839)
		(259,852)
Machinery - (1.3%)
AGCO Corp.	(900)	(49,509)
Altra Industrial Motion Corp.	(741)	(18,821)
Briggs & Stratton Corp.	(729)	(13,472)
Caterpillar, Inc.	(849)	(66,757)
CLARCOR, Inc.	(304)	(18,292)
Colfax Corp.*	(1,700)	(64,838)
Crane Co.	(18)	(958)
Deere & Co.	(672)	(63,551)
Donaldson Co., Inc.	(853)	(28,661)
Flowserve Corp.	(910)	(42,761)
Gorman-Rupp Co./The	(1,007)	(25,819)
Illinois Tool Works, Inc.	(839)	(75,065)
ITT Corp.	(177)	(6,726)
Kennametal, Inc.	(549)	(17,398)
Lincoln Electric Holdings, Inc.	(617)	(37,359)
Lindsay Corp.	(385)	(32,290)
Manitowoc Co., Inc./The	(6,035)	(106,638)
Parker-Hannifin Corp.	(26)	(2,932)
Pentair plc	(1,868)	(113,593)
SPX Corp.	(600)	(39,246)
Sun Hydraulics Corp.	(1,072)	(37,970)
Terex Corp.	(588)	(13,030)
Trinity Industries, Inc.	(1,850)	(54,131)
WABCO Holdings, Inc.*	(332)	(40,992)
Wabtec Corp.	(105)	(10,625)
Xylem, Inc.	(571)	(19,717)
		(1,001,151)
Marine - (0.0%)†
Kirby Corp.*	(200)	(14,482)

Media - (0.7%)
AMC Networks, Inc., Class A*	(300)	(25,266)
Cablevision Systems Corp., Class A	(2,673)	(75,432)
Central European Media Enterprises Ltd., Class A*	(290)	(696)
Charter Communications, Inc., Class A*	(399)	(74,158)
	SHARES	VALUE
Media (continued)
Discovery Communications, Inc., Class A*	(1,001)	$(33,053)
Grupo Televisa SAB (ADR)	(1,924)	(67,071)
IMAX Corp.*	(224)	(8,380)
News Corp., Class A*	(500)	(7,365)
Omnicom Group, Inc.	(251)	(18,343)
Regal Entertainment Group, Class A	(754)	(15,532)
Rentrak Corp.*	(455)	(31,154)
Sinclair Broadcast Group, Inc., Class A	(410)	(11,898)
TEGNA, Inc.	(2,567)	(74,777)
Thomson Reuters Corp.	(515)	(20,832)
Time Warner, Inc.	(171)	(15,055)
Tribune Media Co., Class A	(400)	(20,196)
Walt Disney Co./The	(344)	(41,280)
		(540,488)
Metals & Mining - (0.5%)
Agnico Eagle Mines Ltd.	(329)	(7,281)
Allegheny Technologies, Inc.	(1,173)	(25,008)
AM Castle & Co.*	(1,135)	(3,235)
ArcelorMittal (NYRS)	(6,307)	(56,889)
Barrick Gold Corp.	(1,100)	(7,766)
BHP Billiton Ltd. (ADR)	(1,851)	(71,023)
Compass Minerals International, Inc.	(61)	(4,880)
Franco-Nevada Corp.	(1,624)	(65,837)
Newmont Mining Corp.	(417)	(7,160)
NOVAGOLD RESOURCES, Inc.*	(2,304)	(7,027)
POSCO (ADR)	(68)	(2,823)
Rio Tinto plc (ADR)	(1,360)	(52,523)
Southern Copper Corp.	(1,958)	(54,550)
Stillwater Mining Co.*	(1,188)	(11,310)
United States Steel Corp.	(53)	(1,032)
U.S. Silica Holdings, Inc.	(69)	(1,554)
		(379,898)
Multiline Retail - (0.4%)
Burlington Stores, Inc.*	(700)	(38,528)
J.C. Penney Co., Inc.*	(5,800)	(47,792)
Kohl’s Corp.	(864)	(52,980)
Macy’s, Inc.	(300)	(20,718)
Nordstrom, Inc.	(961)	(73,334)
Target Corp.	(776)	(63,516)
		(296,868)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Multi-Utilities-(0.5%)
Ameren Corp.	(700)	$(28,756)
Consolidated Edison, Inc.	(462)	(29,379)
Dominion Resources, Inc.	(987)	(70,768)
National Grid plc (ADR)	(552)	(36,774)
NiSource, Inc.	(4,380)	(76,475)
PG&E Corp.	(1,432)	(75,194)
Public Service Enterprise Group, Inc.	(358)	(14,918)
SCANA Corp.	(500)	(27,400)
		(359,664)
Oil, Gas & Consumable Fuels - (1.6%)
Apache Corp.	(380)	(17,427)
BP plc (ADR)	(1,990)	(73,570)
Carrizo Oil & Gas, Inc.*	(108)	(4,118)
Cimarex Energy Co.	(463)	(48,207)
Clean Energy Fuels Corp.*	(410)	(2,362)
CVR Energy, Inc.	(76)	(2,905)
Delek U.S. Holdings, Inc.	(600)	(21,402)
Devon Energy Corp.	(5)	(247)
Ecopetrol S.A. (ADR)	(455)	(5,137)
Enbridge, Inc.	(1,277)	(55,626)
Encana Corp.	(1,819)	(13,806)
Exxon Mobil Corp.	(903)	(71,527)
Golar LNG Ltd.	(356)	(15,333)
Gulfport Energy Corp.*	(300)	(9,828)
HollyFrontier Corp.	(600)	(28,956)
InterOil Corp.*	(718)	(30,716)
Newfield Exploration Co.*	(2,053)	(67,318)
Oasis Petroleum, Inc.*	(2,539)	(24,451)
Occidental Petroleum Corp.	(1,050)	(73,710)
ONEOK, Inc.	(1,425)	(53,851)
PBF Energy, Inc., Class A	(1,001)	(31,602)
PDC Energy, Inc.*	(314)	(14,742)
Petroleo Brasileiro S.A. (ADR)*	(4,999)	(33,993)
QEP Resources, Inc.	(1,500)	(20,820)
Royal Dutch Shell plc, Class A (ADR)	(1,307)	(75,126)
Scorpio Tankers, Inc.	(1,800)	(19,332)
SemGroup Corp., Class A	(324)	(23,033)
Ship Finance International Ltd.	(360)	(6,023)
SM Energy Co.	(1,355)	(50,230)
Southwestern Energy Co.*	(3,421)	(63,631)
Spectra Energy Corp.	(238)	(7,202)
Statoil ASA (ADR)	(2,774)	(46,908)
	SHARES	VALUE
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc.	(530)	$(14,925)
Targa Resources Corp.	(823)	(72,794)
TransCanada Corp.	(1,198)	(46,614)
Western Refining, Inc.	(1,587)	(70,082)
YPF S.A. (ADR)	(1,069)	(24,512)
		(1,242,066)
Paper & Forest Products - (0.2%)
Deltic Timber Corp.	(965)	(62,628)
International Paper Co.	(1,539)	(73,672)
KapStone Paper and Packaging Corp.	(639)	(14,953)
Wausau Paper Corp.	(1,453)	(12,845)
		(164,098)
Personal Products - (0.2%)
Avon Products, Inc.	(3,100)	(17,577)
Edgewell Personal Care Co.	(786)	(75,228)
Herbalife Ltd.*	(533)	(26,911)
		(119,716)
Pharmaceuticals - (0.4%)
Akorn, Inc.*	(1,515)	(69,857)
AstraZeneca plc (ADR)	(1,781)	(60,180)
Bristol-Myers Squibb Co.	(232)	(15,228)
Endo International plc*	(203)	(17,770)
Horizon Pharma plc*	(100)	(3,685)
Impax Laboratories, Inc.*	(858)	(41,579)
Nektar Therapeutics*	(134)	(1,690)
Novartis AG (ADR)	(229)	(23,759)
Pacira Pharmaceuticals, Inc.*	(100)	(6,642)
Valeant Pharmaceuticals International, Inc.*	(109)	(28,071)
Zoetis, Inc.	(278)	(13,616)
		(282,077)
Professional Services - (0.2%)
ManpowerGroup, Inc.	(600)	(54,288)
Nielsen N.V.	(427)	(20,692)
Robert Half International, Inc.	(900)	(49,527)
		(124,507)
Real Estate Investment Trusts (REITs) - (0.7%)
Annaly Capital Management, Inc.	(5,100)	(50,745)
AvalonBay Communities, Inc.	(143)	(24,645)
Equity One, Inc.	(941)	(24,156)
Essex Property Trust, Inc.	(317)	(71,296)
Extra Space Storage, Inc.	(100)	(7,352)
Federal Realty Investment Trust	(285)	(38,985)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	(362)	$(7,935)
Realty Income Corp.	(700)	(33,803)
Regency Centers Corp.	(889)	(56,869)
Senior Housing Properties Trust	(100)	(1,727)
Taubman Centers, Inc.	(489)	(36,577)
Ventas, Inc.	(463)	(31,063)
VEREIT, Inc.	(12,800)	(112,128)
		(497,281)
Real Estate Management & Development - (0.1%)
CBRE Group, Inc., Class A*	(900)	(34,173)
Realogy Holdings Corp.*	(632)	(28,768)
St. Joe Co./The*	(735)	(11,944)
		(74,885)
Road & Rail - (0.8%)
Avis Budget Group, Inc.*	(1,813)	(78,739)
Canadian National Railway Co.	(1,196)	(74,666)
Con-way, Inc.	(800)	(31,032)
CSX Corp.	(2,298)	(71,882)
Hertz Global Holdings, Inc.*	(1,759)	(29,885)
Kansas City Southern	(1,541)	(152,852)
Norfolk Southern Corp.	(1,300)	(109,629)
Ryder System, Inc.	(815)	(73,774)
Saia, Inc.*	(415)	(18,019)
		(640,478)
Semiconductors & Semiconductor Equipment - (1.4%)
Applied Micro Circuits Corp.*	(347)	(2,155)
ASML Holding N.V. (NYRS)	(756)	(74,973)
Atmel Corp.	(4,100)	(33,948)
Avago Technologies Ltd.	(587)	(73,457)
Canadian Solar, Inc.*	(2,653)	(71,246)
Cavium, Inc.*	(991)	(67,190)
Cirrus Logic, Inc.*	(1,203)	(39,711)
Cree, Inc.*	(1,483)	(36,556)
First Solar, Inc.*	(2,889)	(127,983)
Intel Corp.	(2,223)	(64,356)
Lam Research Corp.	(300)	(23,061)
Microchip Technology, Inc.	(1,087)	(46,567)
NVIDIA Corp.	(1,000)	(19,950)
NXP Semiconductors N.V.*	(766)	(74,294)
Silicon Laboratories, Inc.*	(441)	(19,841)
Skyworks Solutions, Inc.	(775)	(74,144)
SunEdison, Inc.*	(2,153)	(50,122)
	SHARES	VALUE
Semiconductors & Semiconductor Equipment (continued)
SunPower Corp.*	(1,000)	$(27,030)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	(3,256)	(71,990)
Texas Instruments, Inc.	(631)	(31,537)
Veeco Instruments, Inc.*	(59)	(1,527)
		(1,031,638)
Software - (0.7%)
Cadence Design Systems, Inc.*	(964)	(20,215)
Ellie Mae, Inc.*	(151)	(11,846)
Interactive Intelligence Group, Inc.*	(365)	(15,133)
Microsoft Corp.	(1,599)	(74,673)
NetSuite, Inc.*	(366)	(36,175)
Nuance Communications, Inc.*	(2,187)	(39,650)
Open Text Corp.	(551)	(25,076)
Oracle Corp.	(1,891)	(75,527)
Paylocity Holding Corp.*	(372)	(13,362)
Proofpoint, Inc.*	(300)	(19,410)
SAP SE (ADR)	(1,046)	(74,967)
SolarWinds, Inc.*	(1,605)	(64,024)
Verint Systems, Inc.*	(314)	(18,281)
VMware, Inc., Class A*	(264)	(23,530)
		(511,869)
Specialty Retail - (1.3%)
Abercrombie & Fitch Co., Class A	(5,500)	(110,495)
Advance Auto Parts, Inc.	(290)	(50,521)
Ascena Retail Group, Inc.*	(1,056)	(13,221)
Best Buy Co., Inc.	(28)	(904)
Buckle, Inc./The	(136)	(6,015)
Conn’s, Inc.*	(599)	(20,678)
Finish Line, Inc./The, Class A	(307)	(8,439)
Foot Locker, Inc.	(1,033)	(72,878)
GameStop Corp., Class A	(2,176)	(99,770)
Gap, Inc./The	(1,954)	(71,282)
Guess?, Inc.	(636)	(13,922)
Lowe’s Cos., Inc.	(1,089)	(75,533)
Outerwall, Inc.	(380)	(26,912)
Pier 1 Imports, Inc.	(1,169)	(13,806)
Rent-A-Center, Inc.	(132)	(3,536)
Restoration Hardware Holdings, Inc.*	(372)	(37,743)
Ross Stores, Inc.	(1,407)	(74,796)
Sally Beauty Holdings, Inc.*	(987)	(29,403)
Signet Jewelers Ltd.	(162)	(19,638)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

	SHARES	VALUE
Specialty Retail (continued)
Staples, Inc.	(3,061)	$(45,027)
Tiffany & Co.	(400)	(38,280)
Tractor Supply Co.	(679)	(62,821)
Urban Outfitters, Inc.*	(2,077)	(67,752)
Williams-Sonoma, Inc.	(400)	(33,864)
		(997,236)
Technology Hardware, Storage & Peripherals - (0.5%)
BlackBerry Ltd.*	(3,506)	(27,119)
Lexmark International, Inc., Class A	(100)	(3,399)
NetApp, Inc.	(1,855)	(57,784)
SanDisk Corp.	(1,131)	(68,188)
Seagate Technology plc	(1,462)	(73,977)
Stratasys Ltd.*	(2,933)	(90,131)
Violin Memory, Inc.*	(1,439)	(3,396)
Western Digital Corp.	(867)	(74,614)
		(398,608)
Textiles, Apparel & Luxury Goods - (0.5%)
Crocs, Inc.*	(1,528)	(24,036)
Deckers Outdoor Corp.*	(1,200)	(87,456)
Hanesbrands, Inc.	(2,175)	(67,490)
Iconix Brand Group, Inc.*	(859)	(18,666)
Ralph Lauren Corp.	(500)	(62,945)
Skechers U.S.A., Inc., Class A*	(503)	(75,676)
Under Armour, Inc., Class A*	(821)	(81,550)
		(417,819)
Thrifts & Mortgage Finance - (0.2%)
Astoria Financial Corp.	(2,501)	(37,815)
BankFinancial Corp.	(414)	(5,005)
Clifton Bancorp, Inc.	(1,243)	(16,905)
MGIC Investment Corp.*	(3,400)	(37,638)
Nationstar Mortgage Holdings, Inc.*	(801)	(14,859)
New York Community Bancorp, Inc.	(116)	(2,207)
		(114,429)
Trading Companies & Distributors - (0.0%)†
Beacon Roofing Supply, Inc.*	(153)	(5,355)
GATX Corp.	(24)	(1,273)
WESCO International, Inc.*	(27)	(1,657)
		(8,285)
Water Utilities - (0.1%)
American Water Works Co., Inc.	(1,043)	(54,142)

	SHARES	VALUE
Wireless Telecommunication Services - (0.1%)
America Movil SAB de CV (ADR)	(721)	$(13,973)
China Mobile Ltd. (ADR)	(970)	(63,050)
Sprint Corp.*	(2,200)	(7,414)
Tim Participacoes S.A. (ADR)	(1,819)	(24,757)
		(109,194)
TOTAL COMMON STOCKS (proceeds received $23,587,996)		(22,944,276)

EXCHANGE TRADED FUNDS - (12.0%)
Consumer Discretionary Select Sector SPDR Fund	(365)	(29,280)
Consumer Staples Select Sector SPDR Fund	(4,616)	(232,231)
Energy Select Sector SPDR Fund	(468)	(32,470)
Health Care Select Sector SPDR Fund	(765)	(58,591)
Industrial Select Sector SPDR Fund	(4,922)	(266,871)
iShares Nasdaq Biotechnology ETF	(304)	(116,289)
iShares Russell 2000 ETF	(8,833)	(1,086,106)
SPDR S&P 500 ETF Trust	(33,500)	(7,051,750)
SPDR S&P Retail ETF	(2,178)	(214,206)
TOTAL EXCHANGE TRADED FUNDS (proceeds received $8,994,657)		(9,087,794)

	NO. OF WARRANTS
WARRANTS - (0.0%)†
Sears Holdings Corp., expiring 12/15/2019 @ $26*	(70)	(980)
TOTAL WARRANTS (proceeds $–)		(980)
TOTAL SECURITIES SOLD SHORT (proceeds received $32,582,653)		(32,033,050)
	CONTRACTS
WRITTEN OPTIONS - (0.0%)†
Call Options Written - (0.0%)†
Hartford Financial Services Group, Inc./The, 8/21/2015 @ 55*	(22)	(264)
Put Options Written - (0.0%)†
iShares U.S. Real Estate ETF, 9/18/2015 @ 67*	(75)	(750)
TOTAL WRITTEN OPTIONS (premiums received $1,826)		(1,014)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD SHORT AND WRITTEN OPTIONS (cost, net of proceeds/ premiums received $27,665,615) — 39.7%	$30,277,675
OTHER ASSETS LESS LIABILITIES — 60.3%	45,895,607
NET ASSETS — 100.0%	$76,173,282

*	Non-income producing security.
†	Amount represents less than 0.05%
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At July 31, 2015, the aggregate amount held in a segregated account was $27,222,762.
(b)	All or portion of these securities were on loan. The aggregate market value of such securities is $2,509,840, which was collateralized with the aggregate value of $2,496,941.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be illiquid, representing a net balance of $434,709 or 1% of net assets at July 31, 2015.
(d)	The rate shown is the effective yield at the date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Dutch Certificate of Shares
NYRS	—	New York Registry Shares
Preference Shares	—	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	—	Real Estate Investment Trust

As of July 31, 2015, the gross unrealized appreciation (depreciation) of investments (both long and short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,400,447
Aggregate gross unrealized depreciation	(2,788,387)
Net unrealized appreciation	$2,612,060
Federal income tax cost of investments	$27,665,615

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Futures Contracts Long

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CBOT 10 Year U.S. Treasury Note Futures Contracts	USD	7	9/21/2015	$887,756	$892,062	$4,306
CBOT Soybean Futures Contracts	USD	3	11/13/2015	149,471	141,038	(8,433)
CBOT Soybean Meal Futures Contracts	USD	9	12/14/2015	290,635	291,510	875
CBOT Wheat Futures Contracts	USD	3	9/14/2015	78,908	74,888	(4,020)
CME NASDAQ 100 E-Mini Futures Contracts	USD	3	9/18/2015	271,812	275,100	3,288
CMX Copper Commodity Futures Contract	USD	1	9/28/2015	63,265	59,088	(4,177)
CMX Silver Futures Contract	USD	1	9/28/2015	73,302	73,725	423
E-Mini S&P 500 Futures Contracts	USD	4	9/18/2015	418,216	419,680	1,464
EOE Amsterdam Exchanges Index Futures Contracts	EUR	6	8/21/2015	648,819	648,604	(215)
EURO STOXX 50 Futures Contracts	EUR	5	9/18/2015	196,988	197,575	587
FTSE China A50 Index Futures Contracts	USD	14	8/28/2015	149,745	147,840	(1,905)
HKG Hang Seng Index Futures Contracts	HKD	3	8/28/2015	474,380	474,556	176
LIFFE FTSE 100 Index Futures Contracts	GBP	5	9/18/2015	514,676	519,561	4,885
MSE 10 Year Canadian Bond Futures Contracts	CAD	9	9/21/2015	963,374	984,608	21,234
Nikkei 225 Futures Contracts	JPY	2	9/10/2015	330,831	331,948	1,117
NYM Gasoline RBOB Futures Contract	USD	1	8/31/2015	78,561	74,424	(4,137)
Russell 2000 Mini Futures Contracts	USD	2	9/18/2015	246,864	247,040	176
SFE 10 Year Commonwealth Treasury Bond Futures Contracts	AUD	7	9/15/2015	643,433	653,871	10,438
SFE ASX SPI 200 Index Futures Contracts	AUD	3	9/17/2015	301,062	309,795	8,733
						$34,815

Futures Contracts Short

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
CAC40 Futures Contract	EUR	1	8/21/2015	$56,289	$55,835	$454
CBOT Corn Futures Contracts	USD	5	12/14/2015	98,628	95,313	3,315
CBOT Soybean Oil Futures Contracts	USD	3	12/14/2015	54,814	54,702	112
CME Australian Dollar Futures Contracts	USD	3	9/14/2015	225,088	218,280	6,808
CME Canadian Dollar Futures Contracts	USD	5	9/15/2015	397,268	381,800	15,468
CME Euro FX Currency Futures Contract	USD	1	9/14/2015	141,623	137,138	4,485
CME Japanese Yen Futures Contracts	USD	5	9/14/2015	508,019	504,219	3,800
CME New Zealand Futures Contracts	USD	3	9/14/2015	211,278	196,860	14,418
DAX Index Futures Contract	EUR	1	9/18/2015	316,088	310,420	5,668

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Futures Contracts Short (Continued)

	Currency	Number of Contracts	Expiration Date	Notional Amount at Cost	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	USD	28	9/18/2015	$2,922,240	$2,937,760	$(15,520)
Eurex 10 Year Euro BUND Futures Contracts	EUR	3	9/8/2015	507,833	508,709	(876)
FTSE/MIB Index Futures Contract	EUR	1	9/18/2015	129,651	129,209	442
HKG Hang Seng Index Futures Contracts	HKD	3	8/28/2015	217,565	214,910	2,655
ICE Brent Crude Oil Futures Contracts	USD	4	8/14/2015	222,724	208,840	13,884
ICE Coffee ‘C’ Futures Contracts	USD	2	9/18/2015	95,732	93,938	1,794
ICE Low Sulphur Gas Oil Futures Contract	USD	4	9/10/2015	197,693	197,000	693
ICE MSCI Europe Net Total Return Index Futures Contracts	EUR	315	9/18/2015	6,983,385	7,183,626	(200,241)
ICE Sugar #11 (World Markets) Futures Contracts	USD	20	9/30/2015	265,127	249,536	15,591
LIFFE Long Gilt Futures Contracts	GBP	4	9/28/2015	720,406	732,726	(12,320)
NYM Natural Gas Futures Contract	USD	1	8/27/2015	27,868	27,160	708
NYM NY Harbor ULSD Futures Contracts	USD	2	8/31/2015	140,280	133,468	6,812
OSE 10 Year JGB Futures Contract	JPY	1	9/10/2015	1,180,092	1,190,543	(10,451)
SGX CNX Nifty Index Futures Contracts	USD	20	8/27/2015	337,746	342,920	(5,174)
WTI Crude Oil Futures Contracts	USD	2	8/20/2015	104,970	94,240	10,730
						$(136,745)

Cash collateral in the amount of $1,089,407 was pledged to cover margin requirements for open futures contracts as of July 31, 2015.

Long Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Morgan Stanley	Diageo plc	1/17/2050	GBP	5,535	$(13,507)
Morgan Stanley	Lloyds Banking Group plc	1/17/2050	GBP	78,335	(1,159)
Morgan Stanley	SABMiller plc	1/17/2050	GBP	4,210	(18,092)
					$(32,758)

Short Total Return Swap Contracts

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Reference Quantity	Market Value
Morgan Stanley	Avago Technologies Ltd.	1/17/2050	USD	635	$2,937
Morgan Stanley	Charter Communications, Inc.	1/17/2050	USD	280	(774)
Morgan Stanley	eBay, Inc.	1/17/2050	USD	398	190
Morgan Stanley	iShares U.S. Real Estate ETF	1/17/2050	USD	4,874	(5,013)
Morgan Stanley	PayPal Holdings, Inc.	1/17/2050	USD	284	414
					$(2,246)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Synthetic Futures

Total Return Swaps on Equity Index Futures

Counterparty	Underlying Reference Instrument	Maturity Date	Currency	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	BMF Ibovespa Futures Contracts	8/12/2015	BRL	(298,981)	$16,490
Morgan Stanley	FTX Taiwan Stock Exchange Index Futures Contracts	8/19/2015	TWD	336,473	(10,546)
					$5,944

Contracts for Differences - Long Equity Positions

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Bank of America
	Ireland
	Shire plc	1,674	$2,464
	Switzerland
	Wizz Air Holdings plc	2,501	430
	United Kingdom
	Ashtead Group plc	1,543	(2,071)
	Aviva plc	9,947	(1,942)
	Barratt Developments plc	12,658	(39)
	BP plc	19,111	(6,312)
	British American Tobacco plc	1,173	2,748
	BT Group plc	27,809	(6,384)
	easyJet plc	1,945	(2,339)
	Imperial Tobacco Group plc	2,978	1,721
	ITV plc	18,637	1,513
	JD Sports Fashion plc	10,029	10,051
	Land Securities Group plc	9,464	(3,251)
	Legal & General Group plc	9,287	(1,711)
	Lloyds Banking Group plc	115,886	(7,945)
	Next plc	982	5,996
	Persimmon plc	3,659	3,808
	Prudential plc	4,616	(7,965)
	Reckitt Benckiser Group plc	1,341	3,309
	RELX plc	3,873	544
	Rio Tinto plc	2,906	(4,742)
	Shawbrook Group plc	2,027	16
	Taylor Wimpey plc	42,409	3,529
			(11,466)
			(8,572)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
	Australia
	Coca-Cola Amatil Ltd.	5,844	$1,025
	Cochlear Ltd.	677	510
	CSL Ltd.	608	1,240
	REA Group Ltd.	1,308	287
	Tabcorp Holdings Ltd.	11,307	496
	TPG Telecom Ltd.	4,798	912
			4,470
	Belgium
	Ageas	1,070	241
	Colruyt S.A.	882	315
	Delhaize Group	486	2,017
			2,573
	China
	China Communications Construction Co., Ltd.	13,000	(570)
	China Southern Airlines Co., Ltd.	38,000	(245)
	China Telecom Corp. Ltd.	74,000	477
	CNOOC Ltd.	31,000	(200)
	CSPC Pharmaceutical Group Ltd.	42,000	108
	Dongfeng Motor Group Co., Ltd.	32,000	124
	Fosun International Ltd.	19,500	50
	Huaneng Power International, Inc.	32,000	(372)
	PetroChina Co., Ltd.	38,000	(686)
	Yangzijiang Shipbuilding Holdings Ltd.	40,900	596
	Zhuzhou CSR Times Electric Co., Ltd.	5,500	(1,489)
			(2,207)
	Denmark
	Novo Nordisk A/S	727	(171)
	Vestas Wind Systems A/S	790	(1,500)
	William Demant Holding A/S	285	63
			(1,608)
	Finland
	Kone OYJ	1,035	933
	Nokian Renkaat OYJ	1,321	116
			1,049
	France
	Cie Generale des Etablissements Michelin	389	461
	Peugeot S.A.	2,036	(1,375)
	Safran S.A.	597	4,924

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	France
	Sanofi	407	$(13)
	Schneider Electric SE	595	555
	Societe BIC S.A.	254	1,534
	Sodexo S.A.	429	(273)
	Thales S.A.	668	88
	Valeo S.A.	277	441
			6,342
	Germany
	Continental AG	175	(240)
	Deutsche Post AG	1,325	276
	Dialog Semiconductor plc	741	(899)
	Duerr AG	308	(443)
	Fresenius SE & Co. KGaA	142	66
	GEA Group AG	918	1,003
	Infineon Technologies AG	3,339	(147)
	Krones AG	380	668
	Merck KGaA	394	(749)
			(465)
	Hong Kong
	ASM Pacific Technology Ltd.	4,000	(52)
	Belle International Holdings Ltd.	36,000	515
	BOC Hong Kong Holdings Ltd.	1,500	(68)
	China Everbright Ltd.	14,000	722
	China Power International Development Ltd.	8,000	206
	Kunlun Energy Co., Ltd.	44,000	1,704
	Orient Overseas International Ltd.	3,500	451
	Shenzhen International Holdings Ltd.	26,000	(1,542)
	Shimao Property Holdings Ltd.	22,500	987
	Swire Pacific Ltd.	3,000	252
	Techtronic Industries Co., Ltd.	11,500	(445)
	Wharf Holdings Ltd./The	6,000	(310)
			2,420
	Ireland
	Jazz Pharmaceuticals plc	150	(117)
	Italy
	A2A S.p.A.	6,794	75
	Prysmian S.p.A.	1,893	1,039
			1,114
	Japan
	Alfresa Holdings Corp.	2,600	965
	Bandai Namco Holdings, Inc.	2,100	1,999

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International(continued)	Japan
	Central Japan Railway Co.	200	$(549)
	Dai Nippon Printing Co., Ltd.	3,000	1,113
	Daiichi Sankyo Co., Ltd.	2,000	(944)
	FANUC Corp.	200	(4,017)
	Fuji Electric Co., Ltd.	9,000	726
	Fuji Media Holdings, Inc.	3,000	992
	FUJIFILM Holdings Corp.	1,100	3,702
	Fujitsu Ltd.	6,000	(1,477)
	Hitachi Construction Machinery Co., Ltd.	2,400	2,111
	ITOCHU Corp.	2,900	2,047
	Konica Minolta, Inc.	3,300	1,385
	Lawson, Inc.	400	1,291
	Medipal Holdings Corp.	2,500	1,493
	Mitsubishi Chemical Holdings Corp.	6,600	1,299
	Mitsubishi Electric Corp.	2,000	(2,332)
	Mitsubishi Motors Corp.	4,700	(948)
	Mitsubishi Tanabe Pharma Corp.	2,500	(686)
	Nikon Corp.	3,400	658
	Nippon Express Co., Ltd.	1,000	484
	Otsuka Holdings Co., Ltd.	1,200	(402)
	Ricoh Co., Ltd.	4,000	436
	Sega Sammy Holdings, Inc.	3,200	955
	Sugi Holdings Co., Ltd.	700	1,073
	Sumitomo Chemical Co., Ltd.	7,000	1,412
	Sumitomo Corp.	800	507
	Sumitomo Dainippon Pharma Co., Ltd.	3,500	734
	Sumitomo Heavy Industries Ltd.	7,000	(847)
	Suzuken Co., Ltd.	1,200	1,743
	Takeda Pharmaceutical Co., Ltd.	500	694
	Toppan Printing Co., Ltd.	4,000	936
	Toyo Seikan Group Holdings Ltd.	2,600	1,909
	Toyota Boshoku Corp.	2,300	3,954
	Yamazaki Baking Co., Ltd.	2,000	(323)
	Yokogawa Electric Corp.	2,200	266
			22,359
	Luxembourg
	Tenaris S.A.	333	(121)
	Netherlands
	Boskalis Westminster N.V.	850	751
	Koninklijke Ahold N.V.	2,162	1,413

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	Netherlands

			$2,164
	Norway
	Orkla ASA	5,059	(62)
	Singapore
	ComfortDelGro Corp. Ltd.	18,000	–
	Jardine Cycle & Carriage Ltd.	1,700	(496)
	Oversea-Chinese Banking Corp. Ltd.	4,300	63
	Singapore Airlines Ltd.	4,900	(2,214)
	Singapore Technologies Engineering Ltd.	14,800	(216)
	StarHub Ltd.	12,900	(1,034)
	United Overseas Bank Ltd.	2,300	(1,291)
	Wilmar International Ltd.	16,600	–
			(5,188)
	South Korea
	Amorepacific Corp.	119	(1,708)
	Celltrion, Inc.	589	467
	CJ CheilJedang Corp.	114	(947)
	CJ Corp.	158	59
	Halla Visteon Climate Control Corp.	1,170	(672)
	Hanssem Co., Ltd.	168	(3,261)
	Hanwha Corp.	963	1,349
	Hyundai Development Co-Engineering & Construction	651	336
	Hyundai Engineering & Construction Co., Ltd.	1,134	(485)
	Hyundai Mobis Co., Ltd.	69	51
	Hyundai Steel Co.	713	(607)
	Kia Motors Corp.	123	75
	Korea Electric Power Corp.	944	1,539
	LG Chem Ltd.	185	318
	Lotte Chemical Corp.	179	832
	NCSoft Corp.	214	(3,178)
	S-Oil Corp.	749	1,403
			(4,429)
	Sweden
	BillerudKorsnas AB	2,597	(391)
	Electrolux AB	1,417	(148)
	Securitas AB	2,907	270
	Skanska AB	1,967	342
	Swedish Match AB	1,374	350
			423

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	Switzerland
	Baloise Holding AG	329	$ 443
	Kuehne + Nagel International AG	303	470
	Schindler Holding AG	250	699
	Sonova Holding AG	291	482
	Swiss Life Holding AG	176	91
	Swiss Re AG	456	(709)
			1,476
	Taiwan
	AU Optronics Corp.	96,000	(1,787)
	China Life Insurance Co., Ltd.	22,000	1,110
	Compal Electronics, Inc.	59,000	1,359
	Formosa Petrochemical Corp.	16,000	(134)
	Innolux Corp.	88,000	(668)
	Pegatron Corp.	14,000	(1,608)
	Pou Chen Corp.	31,000	2,504
	Uni-President Enterprises Corp.	4,000	39
	United Microelectronics Corp.	99,000	1,448
	Yuanta Financial Holding Co., Ltd.	81,000	1,731
			3,994
	United Kingdom
	ASOS plc	752	153
	AstraZeneca plc	617	1,243
	Berkeley Group Holdings plc	808	1,211
	Betfair Group plc	1,076	907
	Howden Joinery Group plc	5,165	1,331
	Inchcape plc	3,286	2,591
	InterContinental Hotels Group plc	691	809
	John Wood Group plc	4,383	411
	Marks & Spencer Group plc	2,380	483
	Meggitt plc	5,691	800
	Playtech plc	3,102	(121)
	SABMiller plc	767	(222)
	Stagecoach Group plc	6,628	393
	Subsea 7 S.A.	227	125
	Unilever N.V.	953	319
	William Hill plc	6,774	381
			10,814
	United States
	Agilent Technologies, Inc.	1,028	514
	Altera Corp.	721	130
	Archer-Daniels-Midland Co.	849	(790)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	United States
	AutoNation, Inc.	647	$1,462
	Bruker Corp.	863	397
	Bunge Ltd.	467	(3,148)
	Cardinal Health, Inc.	1,010	1,313
	Carnival plc	776	1,442
	CenturyLink, Inc.	1,356	515
	Coca-Cola Enterprises, Inc.	731	4,196
	Corning, Inc.	2,088	647
	Deluxe Corp.	1,713	2,552
	DENTSPLY International, Inc.	388	1,680
	Discovery Communications, Inc.	1,215	1,713
	Dover Corp.	125	(23)
	F5 Networks, Inc.	347	909
	FactSet Research Systems, Inc.	249	505
	Fastenal Co.	952	1,233
	Genpact Ltd.	1,885	1,621
	Global Payments, Inc.	584	1,273
	Health Net, Inc.	599	491
	Herbalife Ltd.	796	(64)
	Hewlett-Packard Co.	817	204
	Huntington Ingalls Industries, Inc.	355	905
	Jabil Circuit, Inc.	867	434
	LifePoint Health, Inc.	1,031	(1,196)
	Lincoln Electric Holdings, Inc.	668	875
	McKesson Corp.	138	(851)
	Mentor Graphics Corp.	195	51
	Mettler-Toledo International, Inc.	137	358
	Micron Technology, Inc.	3,292	(4,082)
	Molina Healthcare, Inc.	589	4,041
	Mosaic Co./The	895	161
	NetApp, Inc.	1,318	264
	NIKE, Inc.	816	1,428
	ON Semiconductor Corp.	3,582	287
	PAREXEL International Corp.	621	348
	Rackspace Hosting, Inc.	276	(11)
	Robert Half International, Inc.	721	2,019
	SanDisk Corp.	388	(190)
	Seagate Technology plc	1,107	1,155
	SolarWinds, Inc.	858	1,236
	SPX Corp.	312	(235)
	Synopsys, Inc.	795	477

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	United States
	Teradata Corp.	1,125	$1,080
	Thor Industries, Inc.	723	1,005
	Triumph Group, Inc.	468	(2,644)
	Ulta Salon Cosmetics & Fragrance, Inc.	173	3
	Valero Energy Corp.	1,548	1,440
	Varian Medical Systems, Inc.	404	(1,317)
	VeriSign, Inc.	554	537
	Western Digital Corp.	517	4,301
	Western Refining, Inc.	895	474
	Westlake Chemical Corp.	621	292
	Whole Foods Market, Inc.	816	(3,705)
	Xerox Corp.	9,279	3,340
			31,052
			76,053
Morgan Stanley
	Australia
	Amcor Ltd.	2,047	201
	Bank of Queensland Ltd.	2,391	426
	BHP Billiton Ltd.	496	471
	Caltex Australia Ltd.	835	479
	Computershare Ltd.	2,445	826
	CSL Ltd.	335	707
	Federation Centres	9,092	286
	Fortescue Metals Group Ltd.	10,520	821
	Telstra Corp. Ltd.	4,748	370
	TPG Telecom Ltd.	3,932	774
	Woodside Petroleum Ltd.	789	718
			6,079
	Austria
	Oesterreichische Post AG	386	(3)
	Belgium
	Ageas	461	19
	bpost S.A.	762	(5)
			14
	Bermuda
	Marvell Technology Group Ltd.	4,559	23
	Nabors Industries Ltd.	3,542	(142)
			(119)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Canada
	Advantage Oil & Gas Ltd.	2,746	$(112)
	Bank of Nova Scotia/The	316	495
	Boardwalk Real Estate Investment Trust	119	(31)
	Canadian Imperial Bank of Commerce	314	514
	Canadian National Railway Co.	613	462
	Canadian Pacific Railway Ltd.	131	460
	Canadian Tire Corp. Ltd.	188	84
	Canfor Pulp Products, Inc.	1,464	(94)
	CCL Industries, Inc.	159	1,719
	Cenovus Energy, Inc.	1,162	521
	Centerra Gold, Inc.	3,205	1,722
	Cogeco Cable, Inc.	370	456
	Constellation Software, Inc.	84	(340)
	Enghouse Systems Ltd.	414	537
	Finning International, Inc.	1,170	603
	Great Canadian Gaming Corp.	1,324	(150)
	Intertape Polymer Group, Inc.	1,499	123
	Jean Coutu Group PJC, Inc./The	1,342	427
	Labrador Iron Ore Royalty Corp.	771	282
	Linamar Corp.	399	1,512
	Magna International, Inc.	440	246
	Osisko Gold Royalties Ltd.	1,333	(80)
	Parkland Fuel Corp.	951	518
	Penn West Petroleum Ltd.	3,407	446
	Progressive Waste Solutions Ltd.	870	1,864
	TELUS Corp.	633	(28)
	TransAlta Renewables, Inc.	2,332	509
	TransForce, Inc.	986	1,161
			13,826
	Colombia
	Pacific Rubiales Energy Corp.	3,815	259
	Denmark
	AP Moeller - Maersk A/S	18	13
	Coloplast A/S	220	20
	Pandora A/S	369	(576)
	Tryg A/S	945	(299)
	Vestas Wind Systems A/S	436	(943)
			(1,785)
	Finland
	Konecranes OYJ	514	53

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Finland
	Neste OYJ	921	$(390)
	Wartsila OYJ Abp	364	37
			(300)
	France
	BNP Paribas S.A.	296	919
	Edenred	612	9
	Eurazeo S.A.	253	(585)
	Fonciere Des Regions	187	(343)
	Ingenico Group	84	886
	SCOR SE	609	291
	Valeo S.A.	152	152
			1,329
	Germany
	BASF SE	237	232
	FUCHS PETROLUB SE	520	(156)
	Hannover Rueck SE	224	(216)
	HUGO BOSS AG	250	457
	ProSiebenSat.1 Media SE	361	(191)
	United Internet AG	423	(22)
			104
	Hong Kong
	Chinese Estates Holdings Ltd.	7,000	(471)
	CLP Holdings Ltd.	2,419	138
	Guoco Group Ltd.	1,714	(2)
	Lifestyle International Holdings Ltd.	9,500	513
	PCCW Ltd.	34,000	349
	Power Assets Holdings Ltd.	2,230	645
	Wheelock & Co., Ltd.	3,515	112
			1,284
	Ireland
	Paddy Power plc	247	102
	Ryanair Holdings plc	501	651
			753
	Israel
	First International Bank of Israel Ltd.	1,371	74
	Paz Oil Co., Ltd.	128	82
	Taro Pharmaceutical Industries Ltd.	118	(30)
			126
	Italy
	De’ Longhi	858	(994)
	Eni S.p.A.	987	53

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Italy
	EXOR S.p.A.	450	$ 603
	Recordati S.p.A.	1,087	861
			523
	Japan
	Aeon Co., Ltd.	1,800	888
	Alps Electric Co., Ltd.	324	(80)
	Bank of Yokohama Ltd./The	4,000	340
	Canon, Inc.	600	206
	Fukuoka Financial Group, Inc.	4,000	463
	Hokuriku Electric Power Co.	1,700	95
	Kissei Pharmaceutical Co., Ltd.	800	(85)
	Kose Corp.	109	(258)
	Lion Corp.	4,371	(1,515)
	Mitsubishi Chemical Holdings Corp.	4,000	720
	Nippon Telegraph & Telephone Corp.	667	361
	Nipro Corp.	2,100	331
	Nishi-Nippon Railroad Co., Ltd.	4,403	619
	Nisshinbo Holdings, Inc.	1,776	608
	Nomura Real Estate Holdings, Inc.	1,000	(628)
	Nomura Real Estate Office Fund, Inc.	4	19
	North Pacific Bank Ltd.	5,100	270
	Ryohin Keikaku Co., Ltd.	47	(323)
	Sapporo Holdings Ltd.	5,000	(10)
	SCREEN Holdings Co., Ltd.	3,000	(479)
	Showa Denko KK	16,000	77
	SoftBank Group Corp.	1,825	(24)
	Sojitz Corp.	14,500	146
	Sumitomo Forestry Co., Ltd.	1,800	176
	Sumitomo Rubber Industries Ltd.	1,400	782
	T&D Holdings, Inc.	1,700	715
	Toho Gas Co., Ltd.	4,000	98
	Tokio Marine Holdings, Inc.	683	775
	Toyota Boshoku Corp.	1,900	3,182
	Ube Industries Ltd.	13,000	360
	Yamazaki Baking Co., Ltd.	1,706	(349)
	Zenkoku Hosho Co., Ltd.	766	(322)
			7,158
	Jordan
	Hikma Pharmaceuticals plc	699	(190)
	Macao
	MGM China Holdings Ltd.	9,200	686

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Malta
	Unibet Group plc	252	$52
	Netherlands
	Cimpress N.V.	255	(3,690)
	Heineken Holding N.V.	270	(58)
	NXP SemiConductors N.V.	269	1,601
			(2,147)
	New Zealand
	Air New Zealand Ltd.	12,166	(24)
	SKY Network Television Ltd.	5,285	125
			101
	Norway
	Aker Solutions ASA	3,181	444
	Borregaard ASA	2,068	(123)
	Kongsberg Gruppen ASA	976	227
	Salmar ASA	899	213
	SpareBank 1 SMN	2,400	(157)
	SpareBank 1 SR-Bank ASA	2,395	(211)
	Storebrand ASA	4,987	(552)
	TGS Nopec Geophysical Co. ASA	765	144
	Veidekke ASA	1,927	259
			244
	Portugal
	Portucel S.A.	4,362	(715)
	Singapore
	Great Eastern Holdings Ltd.	1,200	(362)
	Haw Par Corp. Ltd.	3,200	(208)
	M1 Ltd.	7,200	(202)
	Mapletree Greater China Commercial Trust	25,100	(79)
	Singapore Post Ltd.	21,900	663
	Starhill Global REIT	28,000	125
			(63)
	South Africa
	Mondi plc	1,268	(128)
	Spain
	Abertis Infraestructuras S.A.	877	(295)
	Amadeus IT Holding S.A.	499	365
	Distribuidora Internacional de Alimentacion S.A.	3,029	(1,706)
	Enagas S.A.	578	8
	Gas Natural SDG S.A.	680	(637)
	Mapfre S.A.	5,026	(364)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Spain

			$(2,629)
	Sweden
	Axfood AB	1,533	199
	Castellum AB	1,151	(160)
	Clas Ohlson AB	1,125	309
	Fabege AB	1,349	(107)
	Hexagon AB	563	150
	Hexpol AB	2,191	148
	Intrum Justitia AB	600	(124)
	Investment AB Latour	26	18
	JM AB	537	37
	L E Lundbergforetagen AB	437	93
	Loomis AB	621	(1,183)
	Mekonomen AB	716	595
	NetEnt AB	564	(7)
	Nordea Bank AB	1,347	136
	Skandinaviska Enskilda Banken AB	1,320	(95)
	Skanska AB	896	81
	Wihlborgs Fastigheter AB	997	(388)
			(298)
	Switzerland
	Actelion Ltd.	154	(191)
	Adecco S.A.	243	18
	Baloise Holding AG	140	127
	EMS-Chemie Holding AG	42	(39)
	Givaudan S.A.	14	156
	Roche Holding AG	126	(175)
	Sika AG	5	446
	Swiss Life Holding AG	75	(23)
	Swiss Re AG	199	(372)
			(53)
	United Arab Emirates
	Dragon Oil plc	2,013	(392)
	United Kingdom
	BBA Aviation plc	3,277	2
	Berendsen plc	1,155	266
	Daily Mail & General Trust plc	1,614	(8)
	Great Portland Estates plc	482	(3)
	Intermediate Capital Group plc	2,350	265
	Man Group plc	7,709	16
	Markit Ltd.	588	194

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	United Kingdom
	Next plc	189	$ 480
	Playtech plc	1,900	(135)
	RELX N.V.	1,085	212
	Segro plc	3,355	126
	St James’s Place plc	668	40
	Stagecoach Group plc	3,435	157
	Unilever N.V.	448	60
	Unilever plc	494	244
	United Utilities Group plc	1,353	138
	WH Smith plc	943	435
			2,489
	United States
	AbbVie, Inc.	1,036	(736)
	Air Lease Corp.	1,853	3,484
	Alaska Air Group, Inc.	1,042	1,490
	Amazon.com, Inc.	113	1,144
	American Financial Group, Inc.	920	1,030
	Ameriprise Financial, Inc.	401	433
	Apple, Inc.	548	(1,140)
	Atmel Corp.	7,407	(2,000)
	Avery Dennison Corp.	989	(277)
	Axalta Coating Systems Ltd.	2,169	3,188
	Baker Hughes, Inc.	234	(94)
	Big Lots, Inc.	1,286	(64)
	Black Knight Financial Services, Inc.	1,011	2,538
	Bloomin’ Brands, Inc.	2,588	3,261
	Boston Scientific Corp.	3,731	(634)
	Brinker International, Inc.	1,182	3,499
	Cable One, Inc.	60	337
	Cameron International Corp.	934	654
	CBRE Group, Inc.	1,334	293
	CEB, Inc.	867	(8,826)
	Centene Corp.	678	312
	Chico’s FAS, Inc.	3,339	801
	Choice Hotels International, Inc.	948	(1,394)
	Cintas Corp.	837	569
	Citizens Financial Group, Inc.	986	17
	City National Corp.	385	420
	Cleco Corp.	646	45
	Columbia Pipeline Group, Inc.	1,092	(202)
	Comerica, Inc.	1,321	568

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	United States
	Compass Minerals International, Inc.	744	$ (3,698)
	Coty., Inc.	371	52
	Covanta Holding Corp.	944	529
	Dick’s Sporting Goods, Inc.	1,086	1,379
	Domino’s Pizza, Inc.	518	1,072
	Dr Pepper Snapple Group, Inc.	868	1,076
	DST Systems, Inc.	586	2,496
	eBay, Inc.	1,016	(213)
	Electronic Arts, Inc.	1,161	(290)
	Entergy Corp.	624	649
	Equity LifeStyle Properties, Inc.	1,140	923
	Expedia, Inc.	668	9,531
	Facebook, Inc.	829	(1,061)
	FirstEnergy Corp.	1,802	2,090
	Fiserv, Inc.	870	1,061
	Foot Locker, Inc.	988	1,522
	Gannett Co., Inc.	860	(568)
	Gap, Inc./The	1,543	725
	General Dynamics Corp.	504	2,429
	General Growth Properties, Inc.	2,149	1,053
	Genesee & Wyoming, Inc.	64	157
	Gentex Corp.	292	–
	Goodyear Tire & Rubber Co./The	1,545	942
	Graham Holdings Co.	60	332
	Graphic Packaging Holding Co.	4,767	2,527
	Great Plains Energy, Inc.	1,830	1,226
	Hanover Insurance Group, Inc./The	764	2,147
	Harman International Industries, Inc.	169	24
	HCA Holdings, Inc.	637	459
	HD Supply Holdings, Inc.	2,206	4,611
	Hilton Worldwide Holdings, Inc.	2,137	769
	Home Depot, Inc./The	613	1,342
	Houghton Mifflin Harcourt Co.	1,843	848
	Hudson City Bancorp, Inc.	2,909	(87)
	IMS Health Holdings, Inc.	326	717
	Incyte Corp.	735	(889)
	Integra LifeSciences Holdings Corp.	718	(402)
	Interpublic Group of Cos, Inc./The	2,259	497
	Investors Bancorp, Inc.	2,349	(94)
	Isis Pharmaceuticals, Inc.	1,070	567

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	United States
	ITT Corp.	1,727	$1,900
	Jack in the Box, Inc.	604	2,072
	JC Penney Co., Inc.	6,172	247
	JetBlue Airways Corp.	2,958	473
	Jones Lang LaSalle, Inc.	287	1,977
	Juniper Networks, Inc.	2,764	2,349
	KeyCorp	4,688	141
	Keysight Technologies, Inc.	2,597	1,247
	L Brands, Inc.	670	(449)
	Lamar Advertising Co.	1,059	1,483
	Lexmark International, Inc.	1,607	129
	Lowe’s Cos., Inc.	955	1,757
	Marriott International, Inc.	697	(1,380)
	Marriott Vacations Worldwide Corp.	555	333
	Masco Corp.	2,582	2,195
	MAXIMUS, Inc.	1,040	676
	Michaels Cos., Inc./The	1,187	712
	Molson Coors Brewing Co.	823	1,844
	NextEra Energy, Inc.	461	512
	NiSource, Inc.	1,092	410
	Office Depot, Inc.	3,955	910
	Outfront Media, Inc.	1,606	482
	Owens-Illinois, Inc.	2,936	1,145
	Packaging Corp. of America	878	834
	Papa John’s International, Inc.	1,003	873
	Party City Holdco, Inc.	1,082	76
	PayPal Holdings, Inc.	1,016	1,118
	Pfizer, Inc.	2,005	1,424
	Philip Morris International, Inc.	761	(53)
	Pitney Bowes, Inc.	2,908	960
	Polypore International, Inc.	633	(13)
	Portland General Electric Co.	1,321	1,651
	Post Properties, Inc.	853	273
	PPL Corp.	1,445	853
	Principal Financial Group, Inc.	1,173	1,384
	Procter & Gamble Co./The	767	(2,199)
	Rambus, Inc.	4,175	(1,837)
	Regency Centers Corp.	705	1,086
	Reinsurance Group of America, Inc.	592	278
	Ryder System, Inc.	718	1,106
	SeaSpine Holdings Corp.	239	(196)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	United States
	ServiceMaster Global Holdings, Inc.	703	$738
	Sigma-Aldrich Corp.	509	(15)
	Sirius XM Holdings, Inc.	12,306	–
	Snap-on, Inc.	475	1,743
	Southwest Airlines Co.	1,559	218
	Sovran Self Storage, Inc.	709	1,943
	Starwood Hotels & Resorts Worldwide, Inc.	720	(893)
	STORE Capital Corp.	122	4
	Sunstone Hotel Investors, Inc.	3,856	(2,005)
	SunTrust Banks, Inc.	1,220	183
	Superior Energy Services, Inc.	2,178	(1,634)
	Synovus Financial Corp.	2,357	519
	Tableau Software, Inc.	80	(1,786)
	Talen Energy Corp.	193	71
	Team Health Holdings, Inc.	838	2,045
	TEGNA, Inc.	1,722	809
	Tenneco, Inc.	1,105	376
	TerraForm Global, Inc.	249	(16)
	Time Warner Cable, Inc.	552	447
	TopBuild Corp.	286	(355)
	United States Steel Corp.	1,644	2,861
	Universal Health Services, Inc.	403	1,556
	Vertex Pharmaceuticals, Inc.	564	3,779
	Vista Outdoor, Inc.	1,498	1,678
	VMware, Inc.	238	628
	VWR Corp.	684	561
	Weingarten Realty Investors	1,694	949
	Western Alliance Bancorp	1,877	770
	WhiteWave Foods Co./The	1,553	1,382
	Workday, Inc.	64	76
	WPX Energy, Inc.	4,680	140
	WW Grainger, Inc.	68	188
	Xylem, Inc.	1,963	(491)
	Yahoo!, Inc.	1,423	(1,494)
			88,924
			115,129
Total Contracts for Differences – Long Positions			182,610

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Contracts for Differences - Short Equity Positions

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Bank of America
	Jordan
	Hikma Pharmaceuticals plc	(474)	$89
	United Kingdom
	Ashtead Group plc	(2,475)	(632)
			(543)
Goldman Sachs International
	Australia
	Alumina Ltd.	(36,243)	(927)
	Crown Resorts Ltd.	(4,309)	(1,039)
	Orica Ltd.	(2,705)	(118)
	Origin Energy Ltd.	(4,776)	384
	Ramsay Health Care Ltd.	(884)	(1,350)
	Santos Ltd	(7,195)	(1,419)
	Seek Ltd.	(3,793)	(2,024)
	Sydney Airport	(9,894)	(940)
	Tatts Group Ltd.	(14,089)	(515)
			(7,948)
	Belgium
	UCB S.A.	(543)	(2,159)
	China
	AAC Technologies Holdings, Inc.	(7,000)	(1,851)
	Bank of Communications Co., Ltd.	(43,000)	222
	China Construction Bank Corp.	(14,000)	36
	China Shenhua Energy Co., Ltd.	(20,000)	619
	Hengan International Group Co., Ltd.	(3,500)	(68)
	Lenovo Group Ltd.	(18,000)	395
	Semiconductor Manufacturing International Corp.	(156,000)	–
	Tencent Holdings Ltd.	(1,800)	(70)
	Tingyi Cayman Islands Holding Corp.	(20,000)	464
	Tsingtao Brewery Co., Ltd.	(6,000)	310
	Want Want China Holdings Ltd.	(37,000)	143
			200
	Denmark
	Carlsberg A/S	(455)	501
	Coloplast A/S	(615)	(262)
	Topdanmark A/S	(1,475)	(304)
	Tryg A/S	(1,937)	428

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	Denmark
			$363
	Finland
	Neste OYJ	(1,616)	480
	Stora Enso OYJ	(548)	45

			525
	France
	Accor S.A.	(820)	779
	Bouygues S.A.	(1,170)	154
	Carrefour S.A.	(1,287)	(530)
	Casino Guichard Perrachon S.A.	(549)	(561)
	Kering	(229)	(641)
	Orpea	(581)	6
	Rexel S.A.	(989)	(250)
	Zodiac Aerospace	(1,338)	132
			(911)
	Germany
	Bayer AG	(286)	220
	Bayerische Motoren Werke AG	(387)	(774)
	Daimler AG	(449)	(153)
	Deutsche Lufthansa AG	(1,033)	352
	Fraport AG Frankfurt Airport Services Worldwide	(634)	(160)
	HUGO BOSS AG	(363)	(857)
	RWE AG	(281)	(117)
	SAP SE	(571)	(82)
	Wirecard AG	(1,014)	(111)
			(1,682)
	Hong Kong
	Beijing Enterprises Holdings Ltd.	(5,500)	(2,695)
	Brilliance China Automotive Holdings Ltd.	(26,000)	335
	Cathay Pacific Airways Ltd.	(9,000)	534
	China Agri-Industries Holdings Ltd.	(36,000)	139
	China Merchants Holdings International Co., Ltd.	(10,000)	(129)
	China Mobile Ltd.	(3,000)	(1,026)
	China Taiping Insurance Holdings Co., Ltd.	(13,200)	1,107
	COSCO Pacific Ltd	(26,000)	(637)
	Henderson Land Development Co., Ltd.	(6,000)	77
	HKT Trust & HKT Ltd.	(3,000)	58
	Hong Kong & China Gas Co., Ltd.	(19,000)	(294)
	Li & Fung Ltd.	(52,000)	1,140
	Noble Group Ltd.	(78,900)	8,053

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	Hong Kong
	Power Assets Holdings Ltd.	(4,000)	$(1,161)
	Shenzhen Investment Ltd.	(96,000)	991
	Value Partners Group Ltd.	(31,000)	2,359
			8,851
	Ireland
	Endo International plc	(497)	45
	Horizon Pharma plc	(1,149)	1,689
	Medtronic plc	(1,401)	(1,289)
			445
	Italy
	Atlantia S.p.A.	(1,658)	(528)
	Finmeccanica S.p.A.	(3,143)	(1,209)
			(1,737)
	Japan
	Aozora Bank Ltd.	(10,000)	(1,130)
	Asics Corp.	(1,500)	(1,755)
	Casio Computer Co., Ltd.	(2,000)	(32)
	Chugai Pharmaceutical Co., Ltd.	(1,100)	(266)
	Hamamatsu Photonics KK	(1,400)	169
	Hino Motors Ltd.	(3,400)	(3,730)
	Hirose Electric Co., Ltd.	(300)	2,470
	Hiroshima Bank Ltd./The	(7,000)	(734)
	IHI Corp.	(9,000)	218
	Keihan Electric Railway Co., Ltd.	(5,000)	(242)
	Kintetsu Group Holdings Co., Ltd.	(5,000)	(403)
	Kubota Corp.	(2,000)	(1,388)
	Kyowa Hakko Kirin Co., Ltd.	(3,000)	(1,259)
	Kyushu Electric Power Co., Inc.	(3,200)	(1,807)
	Mabuchi Motor Co., Ltd.	(600)	48
	Makita Corp.	(700)	(847)
	Marui Group Co., Ltd.	(2,800)	(746)
	Minebea Co., Ltd.	(2,000)	(1,243)
	NGK Spark Plug Co., Ltd.	(1,500)	(1,694)
	Nidec Corp.	(500)	(2,218)
	Nippon Paint Holdings Co., Ltd.	(600)	(411)
	Nissan Chemical Industries Ltd.	(1,700)	(69)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	Japan
	NSK Ltd.	(2,800)	$361
	Ono Pharmaceutical Co., Ltd.	(300)	–
	Ryohin Keikaku Co., Ltd.	(100)	629
	Santen Pharmaceutical Co., Ltd.	(2,900)	(632)
	Shimadzu Corp.	(2,000)	–
	Shimano, Inc.	(100)	1,089
	SoftBank Group Corp.	(200)	(118)
	Sohgo Security Services Co., Ltd.	(900)	436
	Sumco Corp.	(3,200)	(52)
	Sundrug Co., Ltd.	(700)	(678)

	Suruga Bank Ltd.	(1,900)	(598)
	Taiyo Nippon Sanso Corp.	(3,400)	(1,427)
	Tobu Railway Co., Ltd.	(6,000)	(1,162)
	Tosoh Corp.	(1,000)	(161)
	Tsuruha Holdings, Inc.	(400)	(32)
	Yamada Denki Co., Ltd.	(5,900)	(524)
			(19,938)
	Netherlands
	Aalberts Industries N.V.	(79)	(50)
	ASML Holding N.V.	(397)	(462)
	Koninklijke Philips N.V.	(314)	(107)
			(619)
	Norway
	Schibsted ASA	(1,290)	(126)
	Singapore
	Genting Singapore plc	(61,000)	667
	SembCorp Industries Ltd.	(14,000)	2,040
	Singapore Press Holdings Ltd.	(13,000)	190
			2,897
	South Korea
	E-Mart Co., Ltd.	(121)	(742)
	GS Holdings Corp.	(720)	(59)
	Hotel Shilla Co., Ltd.	(290)	2,320
	Hyundai Department Store Co., Ltd.	(249)	(1,079)
	Hyundai Glovis Co., Ltd.	(180)	(1,327)
	Hyundai Heavy Industries Co., Ltd.	(283)	922
	Hyundai Motor Co.	(268)	(348)
	KCC Corp.	(71)	792
	KEPCO Plant Service & Engineering Co., Ltd.	(298)	432

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	South Korea
	Korea Aerospace Industries Ltd.	(437)	(574)
	Korea Zinc Co., Ltd.	(65)	389
	LG Electronics, Inc.	(744)	2,317
	Lotte Shopping Co., Ltd.	(148)	(699)
	POSCO	(151)	(264)
	Samsung Electro-Mechanics Co., Ltd.	(685)	27
	Samsung Fire & Marine Insurance Co., Ltd.	(79)	(286)
	Samsung Heavy Industries Co., Ltd.	(1,895)	881
	Samsung SDI Co., Ltd.	(315)	2,791
	SK Hynix, Inc.	(831)	196
			5,689
	Sweden
	Alfa Laval AB	(2,324)	(1,131)
	Assa Abloy AB	(2,155)	(1,375)
	Hexagon AB	(1,154)	(455)
	Meda AB	(2,741)	(127)
	SKF AB	(1,826)	127
	Volvo AB	(3,280)	(457)
			(3,418)
	Switzerland
	Barry Callebaut AG	(37)	(344)
	Chocoladefabriken Lindt & Sprungli AG	(1)	(347)
	Cie Financiere Richemont S.A.	(508)	(736)
	Dufry AG	(284)	(617)
	Novartis AG	(168)	(35)
			(2,079)
	Taiwan
	Advanced Semiconductor Engineering, Inc.	(23,000)	(637)
	Catcher Technology Co., Ltd.	(2,000)	(875)
	China Steel Corp.	(39,000)	(1,582)
	Formosa Plastics Corp.	(13,000)	102
	Fubon Financial Holding Co., Ltd.	(15,000)	(1,000)
	Inotera Memories, Inc.	(44,000)	(1,235)
	MediaTek, Inc.	(2,000)	(1,947)
	Mega Financial Holding Co., Ltd.	(34,000)	(870)
	Nan Ya Plastics Corp.	(14,000)	324
	Quanta Computer, Inc.	(14,000)	(1,242)
	Taiwan Cement Corp.	(13,000)	(801)
			(9,763)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	United Kingdom
	Admiral Group plc	(1,513)	$236
	Aggreko plc	(1,833)	916
	Babcock International Group plc	(2,426)	1,800
	BTG plc	(3,898)	365
	CNH Industrial N.V.	(4,402)	(1,209)
	Cobham plc	(9,890)	(942)
	G4S plc	(9,713)	(394)
	GlaxoSmithKline plc	(1,904)	(639)
	Greene King plc	(3,077)	48
	IMI plc	(2,276)	249
	J Sainsbury plc	(10,280)	(530)
	Melrose Industries plc	(10,512)	99
	RSA Insurance Group plc	(4,189)	262
	Smith & Nephew plc	(2,339)	(1,973)
	Sports Direct International plc	(3,689)	(576)
	St James’s Place plc	(2,842)	(266)
	Standard Life plc	(1,754)	(230)
	Tate & Lyle plc	(5,155)	(40)
	Tesco plc	(12,650)	(534)
	Thomas Cook Group plc	(20,584)	2,088
	Weir Group plc/The	(1,614)	(151)
			(1,421)
	United States
	Acadia Healthcare Co., Inc.	(503)	(493)
	Allergan plc	(132)	1,102
	Alliance Data Systems Corp.	(135)	(571)
	Altera Corp.	(776)	(140)
	Becton Dickinson and Co.	(757)	(1,718)
	Belden, Inc.	(532)	6,575
	Bio-Techne Corp.	(1,024)	(440)
	Cabela’s, Inc.	(1,978)	(2,492)
	Cheniere Energy, Inc.	(620)	(1,841)
	Clean Harbors, Inc.	(1,933)	(3,015)
	Cognizant Technology Solutions Corp.	(1,547)	(2,986)
	Cooper Cos., Inc./The	(229)	(419)
	Cypress Semiconductor Corp.	(3,475)	1,286
	Deere & Co.	(423)	(888)
	DexCom, Inc.	(364)	(451)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International (continued)	United States
	Dynegy, Inc.	(1,407)	$(1,548)
	Fastenal Co.	(1,183)	(1,532)
	FireEye, Inc.	(2,077)	2,492
	FleetCor Technologies, Inc.	(260)	(816)
	Global Payments, Inc.	(383)	(835)
	Guidewire Software, Inc.	(2,020)	990
	Hain Celestial Group, Inc./The	(1,001)	(841)
	IHS, Inc.	(313)	(920)
	JM Smucker Co./The	(939)	(2,798)
	Kate Spade & Co.	(3,696)	(2,698)
	Lennox International, Inc.	(370)	(651)
	Lockheed Martin Corp.	(208)	(722)
	Motorola Solutions, Inc.	(1,747)	(1,834)
	Mylan N.V.	(207)	75
	Netflix, Inc.	(14)	(104)
	Priceline Group, Inc./The	(36)	(1,277)
	Qlik Technologies, Inc.	(777)	163
	Qorvo, Inc.	(1,388)	3,576
	salesforce.com, inc.	(434)	213
	Splunk, Inc.	(580)	551
	SPX Corp.	(59)	(103)
	SunEdison, Inc.	(2,896)	7,297
	SYNNEX Corp.	(556)	(1,212)
	Tenet Healthcare Corp.	(91)	35
	TreeHouse Foods, Inc.	(1,308)	(2,054)
	Under Armour, Inc.	(473)	(700)
	United Natural Foods, Inc.	(636)	706
	ViaSat, Inc.	(154)	(222)
	Vulcan Materials Co.	(466)	(871)
	Walgreens Boots Alliance, Inc.	(289)	(118)
	WR Grace & Co.	(1,102)	(3,361)
	Wynn Resorts Ltd.	(380)	(1,984)
			(17,594)
			(50,425)
Morgan Stanley
	Australia
	Ansell Ltd.	(1,187)	(1,496)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Australia
	BHP Billiton plc	(496)	$(362)
	BlueScope Steel Ltd.	(4,591)	(884)
	Oil Search Ltd.	(3,180)	(715)
	Orica Ltd.	(1,113)	(65)
	QBE Insurance Group Ltd.	(1,991)	109
	Santos Ltd	(3,007)	(610)
	Scentre Group	(6,287)	(19)
	Tatts Group Ltd.	(6,997)	(276)
	Transurban Group	(2,814)	(309)
	Treasury Wine Estates Ltd.	(4,654)	(598)
	Westfield Corp.	(2,535)	(445)
	Westpac Banking Corp.	(674)	(338)
			(6,008)
	Austria
	ANDRITZ AG	(403)	(623)
	Lenzing AG	(359)	19
	Telekom Austria AG	(2,565)	(177)
			(781)
	Bermuda
	Hoegh LNG Holdings Ltd.	(1,540)	111
	Validus Holdings Ltd.	(1,641)	(2,839)
			(2,728)
	Canada
	Amaya, Inc.	(572)	71
	ATS Automation Tooling Systems, Inc.	(1,556)	(220)
	B2Gold Corp.	(9,253)	260
	CAE, Inc.	(854)	(58)
	Cameco Corp.	(1,139)	(363)
	Canadian Utilities Ltd.	(498)	(71)
	Detour Gold Corp.	(1,848)	(2,135)
	Dorel Industries, Inc.	(546)	(166)
	Empire Co., Ltd.	(261)	(62)
	Enbridge, Inc.	(366)	(272)
	Fortis, Inc.	(592)	(305)
	Freehold Royalties Ltd.	(1,133)	(105)
	Home Capital Group, Inc.	(457)	(1,471)
	HudBay Minerals, Inc.	(2,273)	(127)
	Hudson’s Bay Co.	(1,188)	255
	IMAX Corp.	(655)	(498)
	Industrial Alliance Insurance & Financial Services, Inc.	(508)	(1,454)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Canada
	lululemon athletica, Inc.	(1,062)	$627
	Lundin Mining Corp.	(4,413)	(462)
	MacDonald Dettwiler & Associates Ltd.	(242)	1,157
	Manitoba Telecom Services, Inc.	(883)	(64)
	Maple Leaf Foods, Inc.	(1,115)	701
	New Gold, Inc.	(4,422)	(467)
	NOVAGOLD RESOURCES, Inc.	(4,981)	217
	ProMetic Life Sciences, Inc.	(9,300)	189
	Raging River Exploration, Inc.	(2,931)	(1,130)
	Restaurant Brands International, Inc.	(1,577)	(773)
	Royal Bank of Canada	(288)	(543)
	Sears Canada, Inc.	(1,730)	(406)
	SNC-Lavalin Group, Inc.	(529)	(394)
	TMX Group Ltd.	(432)	(17)
	Turquoise Hill Resources Ltd.	(5,557)	179
	Vermilion Energy, Inc.	(372)	(141)
	Yamana Gold, Inc.	(4,481)	69
			(7,979)
	China
	Alibaba Group Holding Ltd.	(1,143)	2,537
	China Life Insurance Co., Ltd.	(1,354)	2,635
	FIH Mobile Ltd.	(43,000)	113
			5,285
	Finland
	Outotec OYJ	(3,661)	90
	France
	Alstom S.A.	(626)	17
	Arkema S.A.	(302)	(1,436)
	Dassault Aviation S.A.	(13)	(282)
	JCDecaux S.A.	(583)	1,729
	Pernod Ricard S.A.	(187)	(116)
	Remy Cointreau S.A.	(230)	(13)
	Vallourec S.A.	(582)	297
	Vivendi S.A.	(857)	(83)
			113
	Germany
	Celesio AG	(644)	(136)
	Commerzbank AG	(1,329)	(91)
	Deutsche Annington Immobilien SE	(703)	6
	Deutsche Bank AG	(685)	(1,221)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Germany
	Deutsche Boerse AG	(303)	$44
	Fresenius Medical Care AG & Co. KGaA	(210)	985
	LANXESS AG	(468)	(229)
	MAN SE	(187)	(428)
	Porsche Automobil Holding SE	(275)	284
	Puma SE	(107)	(699)
	Telefonica Deutschland Holding AG	(3,190)	(73)
	Volkswagen AG	(94)	494
			(1,064)
	Greece
	Tsakos Energy Navigation Ltd.	(2,422)	1,356
	Hong Kong
	ASM Pacific Technology Ltd.	(2,100)	29
	Chow Tai Fook Jewellery Group Ltd.	(14,000)	417
	Esprit Holdings Ltd.	(14,600)	(470)
	Goldin Financial Holdings Ltd.	(10,000)	(451)
	Goldin Properties Holdings Ltd.	(6,000)	39
	Melco International Development Ltd.	(10,000)	(282)
	New World China Land Ltd.	(30,000)	(1,237)
	New World Development Co., Ltd.	(17,000)	(459)
	Shangri-La Asia Ltd.	(12,000)	(76)
	Sun Hung Kai Properties Ltd.	(1,000)	92
			(2,398)
	Ireland
	Grafton Group plc	(2,058)	(512)
	XL Group plc	(1,858)	(279)
			(791)
	Israel
	Elbit Systems Ltd.	(366)	(601)
	NICE-Systems Ltd.	(385)	484
	Sodastream International Ltd.	(994)	139
	Teva Pharmaceutical Industries Ltd.	(415)	696
			718
	Italy
	Banca Monte dei Paschi di Siena S.p.A.	(683)	(19)
	Brunello Cucinelli S.p.A.	(941)	(45)
	Davide Campari-Milano S.p.A.	(3,056)	(41)
	Enel Green Power S.p.A.	(9,704)	550
	Enel S.p.A.	(4,632)	(75)
	Fincantieri S.p.A.	(21,712)	186

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Italy
	Finmeccanica S.p.A.	(2,312)	$(743)
	Intesa Sanpaolo S.p.A.	(12,200)	(449)
	Italcementi S.p.A.	(2,482)	(451)
	Salini Impregilo S.p.A.	(3,965)	(256)
	Telecom Italia S.p.A.	(18,969)	29
	World Duty Free S.p.A.	(1,955)	34
			(1,280)
	Japan
	Acom Co., Ltd.	(6,700)	(783)
	Advantest Corp.	(1,026)	580
	AEON Financial Service Co., Ltd.	(1,000)	919
	Bank of Kyoto Ltd./The	(2,573)	(231)
	Chiba Bank Ltd./The	(2,389)	(896)
	Chiyoda Corp.	(627)	(159)
	Chugoku Bank Ltd./The	(1,100)	(248)
	COLOPL, Inc.	(969)	1,947
	COOKPAD, Inc.	(1,000)	(18)
	Daiwa House Residential Investment Corp.	(7)	22
	Daiwa Office Investment Corp.	(4)	(433)
	GLP J-Reit	(16)	106
	Hulic Co., Ltd.	(2,100)	(879)
	Industrial & Infrastructure Fund Investment Corp.	(3)	(158)
	Japan Display, Inc.	(1,602)	(228)
	Japan Hotel REIT Investment Corp.	(36)	(433)
	Japan Real Estate Investment Corp.	(4)	80
	Japan Retail Fund Investment Corp.	(9)	(135)
	Japan Tobacco, Inc.	(800)	(1,241)
	K’s Holdings Corp.	(500)	63
	Maruichi Steel Tube Ltd.	(205)	(218)
	Matsumotokiyoshi Holdings Co., Ltd.	(500)	(866)
	Mixi, Inc.	(538)	(417)
	Modec, Inc.	(1,200)	6
	Mori Hills REIT Investment Corp.	(15)	331
	Murata Manufacturing Co., Ltd.	(176)	1,017
	Nippon Paint Holdings Co., Ltd.	(500)	(306)
	Nomura Research Institute Ltd.	(700)	(36)
	Oki Electric Industry Co., Ltd.	(9,000)	(533)
	Orient Corp.	(11,700)	(227)
	SoftBank Group Corp.	(300)	(133)
	Sumitomo Mitsui Trust Holdings, Inc.	(6,000)	(809)
	Topcon Corp.	(900)	(871)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Japan
	United Urban Investment Corp.	(14)	$(444)
	Yahoo Japan Corp.	(4,400)	(1,372)
			(7,003)
	Jersey
	Randgold Resources Ltd.	(254)	(160)
	Netherlands
	Gemalto N.V.	(249)	(52)
	ING Groep N.V.	(1,217)	(101)
	Koninklijke DSM N.V.	(350)	152
	OCI N.V.	(561)	(738)
	QIAGEN N.V.	(2,711)	(1,058)
			(1,797)
	New Zealand
	Meridian Energy Ltd.	(11,488)	(813)
	Metlifecare Ltd.	(3,202)	110
	Port of Tauranga Ltd.	(1,269)	149
	SKYCITY Entertainment Group Ltd.	(6,107)	(747)
	TrustPower Ltd.	(3,857)	264
	Xero Ltd.	(1,520)	210
			(827)
	Norway
	Schibsted ASA	(800)	(17)
	Wilh Wilhelmsen Holding ASA	(793)	(21)
			(38)
	Panama
	Copa Holdings S.A.	(679)	(550)
	Peru
	Southern Copper Corp.	(2,340)	(1,310)
	Singapore
	Ascott Residence Trust	(21,100)	207
	City Developments Ltd.	(2,000)	221
	Fraser and Neave Ltd.	(9,600)	917
	Genting Singapore plc	(25,300)	350
	Global Logistic Properties Ltd.	(10,300)	1,283
	Golden Agri-Resources Ltd.	(59,300)	1,143
	Keppel Corp. Ltd.	(3,400)	1,203
	Neptune Orient Lines Ltd.	(30,500)	314
	OUE Ltd.	(12,200)	344
	United Industrial Corp. Ltd.	(7,200)	(28)
	UOL Group Ltd.	(4,300)	156

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	Singapore
	Venture Corp. Ltd.	(3,000)	$208
	Wheelock Properties Singapore Ltd.	(12,600)	(68)
			6,250
	Sweden
	Autoliv, Inc.	(615)	(861)
	Elekta AB	(3,469)	456
	Getinge AB	(711)	(79)
	Lundin Petroleum AB	(1,447)	270
	Saab AB	(809)	(364)
	SKF AB	(929)	138
	SSAB AB	(3,056)	(59)
	Volvo AB	(3,639)	(314)
			(813)
	Switzerland
	Barry Callebaut AG	(19)	(104)
	Dufry AG	(143)	(243)
			(347)
	United Kingdom
	BTG plc	(1,496)	175
	CNH Industrial N.V.	(2,565)	(604)
	Drax Group plc	(3,126)	(599)
	Intu Properties plc	(3,926)	236
	J Sainsbury plc	(5,521)	(234)
	Lloyds Banking Group plc	(17,522)	710
	Millennium & Copthorne Hotels plc	(1,858)	196
	Pennon Group plc	(1,407)	(202)
	Petrofac Ltd.	(1,973)	(325)
	RSA Insurance Group plc	(3,042)	245
	TalkTalk Telecom Group plc	(4,172)	1,676
	Tesco plc	(6,963)	(241)
			1,033
	United States
	3D Systems Corp.	(1,545)	2,410
	ACADIA Pharmaceuticals, Inc.	(1,610)	789
	Advisory Board Co./The	(1,237)	(1,734)
	Akamai Technologies, Inc.	(70)	(214)
	Align Technology, Inc.	(1,195)	3,762
	Allegiant Travel Co.	(276)	(1,455)
	American Homes 4 Rent	(3,600)	(1,404)
	Amgen, Inc.	(389)	(1,498)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	United States
	ANSYS, Inc.	(786)	$(1,690)
	Antero Resources Corp.	(1,637)	1,588
	Armstrong World Industries, Inc.	(1,415)	(5,292)
	athenahealth, Inc.	(363)	(7,663)
	Baxter International, Inc.	(1,008)	(2,006)
	BorgWarner, Inc.	(1,034)	1,747
	Bridgepoint Education, Inc.	(4,062)	(512)
	Brinker International, Inc.	(798)	(2,211)
	Brookdale Senior Living, Inc.	(1,716)	(1,012)
	Buckle, Inc./The	(1,383)	(622)
	BWX Technologies, Inc.	(2,111)	(760)
	CarMax, Inc.	(1,001)	(1,842)
	Caterpillar, Inc.	(779)	2,340
	CBS Corp.	(1,184)	(852)
	Cerner Corp.	(1,175)	(2,022)
	CH Robinson Worldwide, Inc.	(846)	(4,853)
	Charter Communications, Inc.	(299)	(356)
	Cheesecake Factory, Inc./The	(966)	(3,726)
	Cinemark Holdings, Inc.	(135)	222
	Colfax Corp.	(1,193)	561
	CommScope Holding Co., Inc.	(2,061)	(474)
	Communications Sales & Leasing, Inc.	(422)	–
	Continental Resources, Inc.	(947)	(57)
	Dave & Buster’s Entertainment, Inc.	(1,229)	809
	Demandware, Inc.	(945)	(2,778)
	Diana Shipping, Inc.	(2,874)	(345)
	Direxion Daily Gold Miners Index Bear 3X Shares	(1,084)	911
	Direxion Daily Gold Miners Index Bull 3X Shares	(8,512)	–
	Direxion Daily Junior Gold Miners Index Bull 3x Shares	(1,149)	133
	Donaldson Co., Inc.	(1,707)	(2,509)
	Dril-Quip, Inc.	(615)	2,146
	Dunkin’ Brands Group, Inc.	(728)	1,102
	Dycom Industries, Inc.	(530)	1,996
	Eaton Corp. plc	(718)	258
	Edison International	(1,103)	(1,246)
	EPR Properties	(1,145)	(747)
	Equinix, Inc.	(258)	75

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	United States
	Extended Stay America, Inc.	(3,227)	$(3,614)
	Financial Engines, Inc.	(884)	(1,199)
	First American Financial Corp.	(2,119)	(2,246)
	First Solar, Inc.	(1,021)	(939)
	Flowers Foods, Inc.	(2,200)	(1,080)
	FMC Corp.	(1,197)	(359)
	Franklin Resources, Inc.	(2,579)	5,773
	FTI Consulting, Inc.	(1,523)	2,077
	General Motors Co.	(1,716)	(326)
	Gentherm, Inc.	(1,300)	(824)
	Gogo, Inc.	(2,253)	473
	Gulfport Energy Corp.	(1,043)	52
	Halliburton Co.	(262)	34
	HCP, Inc.	(1,681)	–
	Healthcare Realty Trust, Inc.	(2,471)	(519)
	Hologic, Inc.	(131)	(540)
	IAC/InterActiveCorp	(888)	2,966
	Intel Corp.	(1,993)	486
	International Business Machines Corp.	(372)	(722)
	iShares EURO STOXX 50 UCITS ETF DE	(146)	(21)
	Ishares MSCI Eurozone ETF	(2,632)	(447)
	Janus Capital Group, Inc.	(1,185)	965
	Kansas City Southern	(672)	(968)
	Kennametal, Inc.	(1,416)	14
	La Quinta Holdings, Inc.	(1,399)	3,815
	Lancaster Colony Corp.	(503)	(563)
	Lear Corp.	(372)	(1,780)
	Legg Mason, Inc.	(1,186)	(1,981)
	Leucadia National Corp.	(3,093)	680
	LinkedIn Corp.	(150)	3,996
	Lions Gate Entertainment Corp.	(1,882)	(1,261)
	Louisiana-Pacific Corp.	(4,181)	(1,422)
	M&T Bank Corp.	(779)	514
	Mattel, Inc.	(2,268)	(340)
	McCormick & Co., Inc.	(694)	(611)
	MDU Resources Group, Inc.	(548)	(614)
	Media General, Inc.	(3,680)	331
	Medical Properties Trust, Inc.	(4,621)	(1,017)
	Men’s Wearhouse, Inc./The	(1,152)	1,117

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	United States
	MSC Industrial Direct Co., Inc.	(846)	$(1,895)
	Myriad Genetics, Inc.	(1,172)	(492)
	National Instruments Corp.	(1,481)	(2,236)
	NewMarket Corp.	(159)	9,873
	Noble Energy, Inc.	(1,105)	99
	NorthWestern Corp.	(1,291)	(1,485)
	Norwegian Cruise Line Holdings Ltd.	(1,449)	(5,782)
	NOW, Inc.	(3,025)	2,057
	NRG Energy, Inc.	(2,789)	(1,213)
	NVR, Inc.	(52)	(1,555)
	Papa John’s International, Inc.	(638)	(214)
	Parkway Properties, Inc.	(2,695)	(1,024)
	Pioneer Natural Resources Co.	(332)	10
	Post Holdings, Inc.	(1,007)	(282)
	Precision Castparts Corp.	(246)	1,587
	ProAssurance Corp.	(1,506)	(813)
	Proofpoint, Inc.	(861)	1,464
	Prospect Capital Corp.	(8,267)	(772)
	Public Service Enterprise Group, Inc.	(1,654)	(2,266)
	Puma Biotechnology, Inc.	(404)	(1,366)
	QUALCOMM, Inc.	(951)	(1,227)
	Ralph Lauren Corp.	(376)	271
	Range Resources Corp.	(877)	4,043
	Rayonier, Inc.	(2,576)	(258)
	Regal Beloit Corp.	(68)	(178)
	Restoration Hardware Holdings, Inc.	(1,036)	1,549
	Reynolds American, Inc.	(875)	(1,391)
	Rice Energy, Inc.	(2,142)	2,249
	Royal Gold, Inc.	(656)	79
	Santander Consumer U.S.A. Holdings, Inc.	(1,974)	1,540
	SBA Communications Corp.	(575)	(2,093)
	Senior Housing Properties Trust	(3,081)	(1,879)
	Simon Property Group, Inc.	(203)	(896)
	Skyworks Solutions, Inc.	(378)	2,841
	SolarCity Corp.	(1,137)	(2,240)
	Solera Holdings, Inc.	(1,343)	766
	Sotheby’s	(1,188)	(855)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II

Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Counterparty	Reference Entity	Shares	Unrealized Appreciation/ (Depreciation)
Morgan Stanley (continued)	United States
	SPDR S&P 500 ETF Trust	(1,100)	$(1,055)
	Spirit Realty Capital, Inc.	(5,763)	(692)
	Sprint Corp.	(2,391)	(143)
	Sprouts Farmers Market, Inc.	(2,203)	(969)
	Staples, Inc.	(865)	(692)
	Starz	(122)	527
	Stifel Financial Corp.	(1,940)	4,101
	Stratasys Ltd.	(805)	5,635
	Sun Communities, Inc.	(974)	(2,679)
	Swift Transportation Co.	(1,550)	(2,434)
	Sysco Corp.	(1,811)	(525)
	Tesla Motors, Inc.	(489)	(221)
	Texas Roadhouse, Inc.	(1,569)	(2,070)
	Thomson Reuters Corp.	(1,724)	(4,810)
	TransDigm Group, Inc.	(227)	(2,097)
	United Bankshares, Inc.	(1,836)	2,056
	Valley National BanCorp	(4,938)	889
	Valmont Industries, Inc.	(492)	576
	Visteon Corp.	(715)	(1,380)
	Wal-Mart Stores, Inc.	(763)	92
	Western Union Co./The	(1,164)	(1,194)
	WW Grainger, Inc.	(169)	852
	XPO Logistics, Inc.	(1,927)	3,325
	Zebra Technologies Corp.	(646)	(78)
	Zillow Group, Inc.	(305)	248
			(35,853)
			(56,882)
Total Contracts for Differences – Short Positions			(107,850)
Total Contracts for Differences			$74,760

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
CHF vs. EUR, expiring 8/6/2015	Royal Bank of Canada	165,910	159,060	$171,707	$174,691	$(2,984)
CHF vs. EUR, expiring 9/4/2015	Royal Bank of Canada	38,783	36,423	40,178	40,018	160
CHF vs. USD, expiring 9/16/2015	JPMorgan Chase Bank	27,930	29,978	28,947	29,978	(1,031)
CHF vs. USD, expiring 8/6/2015	UBS AG	432,682	456,379	447,800	456,379	(8,579)
EUR vs. CHF, expiring 8/6/2015	BNP Paribas S.A.	99,635	103,751	109,428	107,376	2,052
EUR vs. GBP, expiring 8/6/2015	HSBC Bank plc	383,413	266,949	421,093	416,875	4,218
EUR vs. GBP, expiring 8/6/2015	HSBC Bank plc	130,547	92,713	143,377	144,783	(1,406)
EUR vs. USD, expiring 8/6/2015	Barclays Bank plc	99,101	109,950	108,840	109,950	(1,110)
EUR vs. USD, expiring 9/4/2015	Citibank N.A.	144,907	159,992	159,207	159,992	(785)
EUR vs. USD, expiring 8/6/2015	Deutsche Bank AG	467,906	509,637	513,890	509,637	4,253
EUR vs. USD, expiring 8/6/2015	Goldman Sachs & Co.	41,550	45,561	45,633	45,561	72
EUR vs. USD, expiring 9/4/2015	Goldman Sachs & Co.	46,816	51,973	51,436	51,973	(537)
EUR vs. USD, expiring 8/6/2015	HSBC Bank plc	45,433	49,575	49,898	49,575	323
EUR vs. USD, expiring 9/16/2015	JPMorgan Chase Bank	25,000	27,388	27,473	27,388	85
EUR vs. USD, expiring 9/16/2015	JPMorgan Chase Bank	65,000	72,668	71,427	72,668	(1,241)
EUR vs. USD, expiring 8/6/2015	Australia and New Zealand Banking Group Limited	159,000	175,420	174,626	175,420	(794)
EUR vs. USD, expiring 8/6-9/4/2015	Royal Bank of Canada	191,565	209,370	210,411	209,370	1,041
EUR vs. USD, expiring 8/6/2015	Royal Bank of Canada	74,330	82,359	81,635	82,359	(724)
EUR vs. USD, expiring 8/6/2015	UBS AG	145,281	162,724	159,559	162,724	(3,165)
GBP vs. EUR, expiring 8/6-9/4/2015	Royal Bank of Canada	249,716	353,842	389,941	388,654	1,287
GBP vs. EUR, expiring 8/6/2015	UBS AG	23,747	33,520	37,084	36,814	270
GBP vs. USD, expiring 8/6/2015	Citibank N.A.	1,482,929	2,314,835	2,315,785	2,314,835	950
GBP vs. USD, expiring 8/6/2015	Goldman Sachs & Co.	42,082	65,440	65,717	65,440	277
GBP vs. USD, expiring 9/16/2015	JPMorgan Chase Bank	11,181	17,323	17,454	17,323	131
NOK vs. USD, expiring 8/6/2015	Citibank N.A.	98,293	12,387	12,033	12,387	(354)
SEK vs. USD, expiring 8/6/2015	Citibank N.A.	1,494,745	177,442	173,274	177,442	(4,168)
SEK vs. USD, expiring 8/6/2015	Goldman Sachs & Co.	613,605	71,170	71,131	71,170	(39)

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Forward Foreign Currency Contracts (Continued)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount	Local Contract Sell Amount	USD Buy Value	USD Sell Value	Unrealized Appreciation/(Depreciation)
USD vs. CHF, expiring 8/6/2015	Goldman Sachs & Co.	142,238	135,648	$142,238	$140,387	$1,851
USD vs. CHF, expiring 9/16/2015	JPMorgan Chase Bank	837,332	776,770	837,332	805,048	32,284
USD vs. DKK, expiring 8/6/2015	BNP Paribas S.A.	41,647	280,321	41,647	41,257	390
USD vs. DKK, expiring 8/6/2015	Deutsche Bank AG	286,867	1,926,863	286,867	283,590	3,277
USD vs. DKK, expiring 8/6/2015	HSBC Bank plc	39,858	271,331	39,858	39,934	(76)
USD vs. DKK, expiring 8/6/2015	HSBC Bank plc	48,224	321,070	48,224	47,254	970
USD vs. DKK, expiring 8/6/2015	UBS AG	10,441	70,543	10,441	10,382	59
USD vs. EUR, expiring 8/6/2015	Barclays Bank plc	39,748	36,247	39,748	39,810	(62)
USD vs. EUR, expiring 8/6/2015	BNP Paribas S.A.	8,566,097	7,730,367	8,566,097	8,490,074	76,023
USD vs. EUR, expiring 8/6/2015	Citibank N.A.	132,240	119,629	132,240	131,386	854
USD vs. EUR, expiring 8/6/2015	Credit Suisse International	125,428	112,124	125,428	123,144	2,284
USD vs. EUR, expiring 8/6/2015	Deutsche Bank AG	18,545	16,700	18,545	18,342	203
USD vs. EUR, expiring 8/6/2015	Goldman Sachs & Co.	325,626	300,000	325,626	329,483	(3,857)
USD vs. EUR, expiring 8/6/2015	HSBC Bank plc	123,122	111,484	123,122	122,440	682
USD vs. EUR, expiring 9/16/2015	JPMorgan Chase Bank	1,336,680	1,187,894	1,336,680	1,305,361	31,319
USD vs. EUR, expiring 9/16/2015	JPMorgan Chase Bank	92,129	84,366	92,129	92,709	(580)
USD vs. EUR, expiring 8/6-9/4/2015	Royal Bank of Canada	356,416	321,896	356,416	353,582	2,834
USD vs. EUR, expiring 9/4/2015	Royal Bank of Canada	130,368	119,231	130,368	130,998	(630)
USD vs. EUR, expiring 8/6/2015	UBS AG	99,395	90,132	99,395	98,990	405
USD vs. EUR, expiring 8/6/2015	UBS AG	339,330	312,258	339,330	342,946	(3,616)
USD vs. GBP, expiring 8/6/2015	BNP Paribas S.A.	47,367	30,371	47,367	47,428	(61)
USD vs. GBP, expiring 9/16/2015	JPMorgan Chase Bank	52,521	33,685	52,521	52,587	(66)
USD vs. JPY, expiring 9/16/2015	JPMorgan Chase Bank	160,391	19,780,000	160,391	159,687	704
						$133,393

Cash collateral in the amount of $1,516,311 was pledged for total return swaps, contracts for differences and forward foreign currency contracts as of July 31, 2015.

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Currency Abbreviations:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
TWD	—	New Taiwan Dollar
USD	—	United States Dollar

Written Options:

Options written through the period ended July 31, 2015 were as follows:

	Number of Contracts	Premiums Received
Options outstanding ─ November 1, 2014	248	$24,164
Options written	1,706	222,609
Options terminated in closing purchase transactions	(1,611)	(233,136)
Options expired	(246)	(11,811)
Options outstanding ─ July 31, 2015	97	$1,826

See Accompanying Notes to the Consolidated Schedules of Investments.

Arden Alternative Strategies II
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Arden Alternative Strategies II invested, as a percentage of net assets, in the following countries as of July 31, 2015:

Argentina	0.1%
Australia	(0.1)
Austria	0.2
Bahamas	0.0	†
Belgium	1.3
Bermuda	0.2
Brazil	(0.3)
Canada	(0.3)
Chile	0.0	†
China	0.0	†
Colombia	0.0	†
Denmark	0.7
Finland	0.2
France	2.0
Germany	1.6
Greece	0.0	†
Hong Kong	(0.2)
India	(0.1)
Ireland	1.4
Israel	0.3
Italy	0.7
Japan	0.2
Jersey	0.0	†
Luxembourg	0.1
Mexico	(0.2)
Monaco	0.0	†
Netherlands	1.3
Norway	0.0	†
Panama	0.0	†
Peru	0.0	†
Puerto Rico	(0.1)
Singapore	(0.1)
South Africa	0.0	†
South Korea	0.0	†
Spain	0.2
Sweden	0.0	†
Switzerland	1.4
Taiwan	(0.1)
United Kingdom	1.3
United States	28.0
Other‡	60.3
	100.0%
†	Amount represents less than 0.05%
‡	Includes any non investments in securities and net other assets (liabilities)

See Accompanying Notes to the Consolidated Schedules of Investments.

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS

JULY 31, 2015 (Unaudited)

1.	Organization

Arden Investment Series Trust (the “Trust”), a Delaware statutory trust, was formed on April 11, 2012 and has authorized capital of unlimited shares of beneficial interest. The Trust is authorized to have multiple series, as amended, (each a “Series”) and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of three series, the Arden Alternative Strategies Fund (“AASF”) and Arden Alternative Strategies II (“AAS II”) (AASF together with AAS II the “Funds” and each individually, a “Fund”) as well as Arden Alternative Strategies VIT (“AASV”), which is registered with the Securities and Exchange Commission but has not commenced operations as of July 31, 2015.

The Trust had no operations from November 12, 2012 (initial seeding date) until AASF’s commencement of operations on November 27, 2012 other than matters relating to its registration and the sale and issuance of 23,000 shares of beneficial interest in AASF to its investment adviser, Arden Asset Management LLC (the “Adviser”), at a net asset value of $10 per share. AAS II commenced operations on February 3, 2014. Each Fund’s investment objective is to achieve capital appreciation. In pursuing each Fund’s objective, the Adviser seeks to enable each Fund to achieve a low beta to the major equity and fixed income markets, through the allocation of the assets of each Fund among a number of sub-advisers (the “Sub-Advisers”) that employ a variety of alternative investment strategies.

Basis for Consolidation:

AASF Offshore Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 24, 2012 and is a wholly-owned subsidiary of AASF. The Subsidiary acts as an investment vehicle for AASF to enable AASF to gain exposure to certain types of commodity-linked derivative instruments. AASF is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of November 30, 2012, and it is intended that AASF will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. AASF’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AASF and the Subsidiary.

AAS II Offshore Fund, Ltd. (the “Subsidiary II”) (formerly known as the Arden Alternative C, Ltd. and later renamed as the AAS II Offshore Fund, Ltd. on November 11, 2014), a Cayman Islands exempted company, was incorporated on April 17, 2012 and is a wholly-owned subsidiary of AAS II. The Subsidiary II acts as an investment vehicle for AAS II to enable AAS II to gain exposure to certain types of commodity-linked derivative instruments. AAS II is the sole shareholder of the Subsidiary II pursuant to a subscription agreement dated as of January 6, 2015, and it is intended that AAS II will remain the sole shareholder and will continue to control the Subsidiary II. Under the Articles of Association of the Subsidiary II, shares issued by the Subsidiary II confer upon a shareholder the right to vote at general meetings of the Subsidiary II and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary II. AAS II’s policy is to consolidate entities where it is the sole or principal owner of the equity of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The accompanying financial statements reflect the financial position and the results of operations on a consolidated basis for AAS II and the Subsidiary II.

2.	Basis of Presentation

The preparation of the Consolidated Schedules of Investments is in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Consolidated Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Consolidated Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business (the “Valuation Time”). To calculate the NAV, the Funds’ assets are valued and totaled, liabilities are valued and subtracted, and the balance is divided by the number of shares outstanding.

Investments in securities listed on the Nasdaq National Market System (“NASDAQ”) are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the NAV of each Fund. If no sale is shown on the NASDAQ, the last available bid (long positions) or ask (short positions) price will be used. If no sale is shown and no bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Trust’s Fair Valuation Procedures (“Fair Valuation Procedures”) set forth herein. U.S. exchange traded securities, other than NASDAQ securities, are valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities held short, as reported by such exchange. Other securities for which market quotations are readily available will be valued at their bid prices in the case of securities held long, or ask prices in the case of securities held short, as obtained from one or more broker-dealers making markets for such securities. Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used. If it is determined that the prior day’s price no longer reflects the fair value of the option, the value will be determined by the Pricing Committee (“Pricing Committee”) in accordance with the Fair Valuation Procedures. Futures contracts are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such futures contracts or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported.

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)
JULY 31, 2015 (Unaudited)

The Funds may also fair value securities that trade in a foreign market if events or market fluctuations that appear likely to affect the value of those securities occur between the time the foreign market closes and the time the NYSE closes. Generally, significant events may include: (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations. To address this issue, the Board of Trustees (the “Board”) has approved procedures that implement fair valuations of foreign equity securities (excluding Canadian, Mexican and American Depositary Receipts (“ADR”) securities priced on a domestic exchange) as a result of movements in U.S. markets (following the close of various foreign markets) that, on any given day, exceed certain triggers or thresholds approved by the Board. One or more third-party fair valuation pricing services has been retained to assist in the Trust’s fair valuation process for foreign securities. The Funds will also fair value foreign securities on days when a particular foreign securities principal exchange is closed, but the Funds are open. The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Pricing Committee, operating under procedures approved by the Board (including using an adjustment factor provided by a third-party pricing service), instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Funds by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of a Fund’s NAV by such traders. At July 31, 2015, no such adjustments had been made.

Debt securities will generally be valued by a third party pricing service which employs different techniques to determine valuations for normal institutional size trading units. The valuation techniques may take into account various factors, including, without limitation: bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). The reasonableness of valuations provided by any third party pricing service will be reviewed periodically by the Board. Debt securities with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, which approximates market value, so long as such valuation is determined by the Board to represent fair value.

Investments in exchange traded funds (“ETFs”) are valued at their last sale prices as reported on the exchange determined to be the primary market for such investments. If no sales of those investments are reported on a particular day, the investments will be determined by the managers of the ETFs (“Managers”) in accordance with the ETFs’ valuation policies and as reported by the Managers. As a general matter, the fair value of a Fund’s interest in an ETF will represent the amount that the Fund could reasonably expect to receive from the ETF if the Fund’s interest were redeemed, which could differ from the ETF’s market price. A Fund may not be able to verify valuation information given to the Fund or publicly disseminated by the Managers. In the unlikely event that an ETF does not report a value to a Fund on a timely basis, the Fund would determine the fair value of its interest in that ETF based on all relevant circumstances which may include the most recent value reported by the ETF, as well as any other relevant information available at the time the Fund values its assets.

Investments in master limited partnerships are valued at closing price on an exchange where such investments are traded. Mutual funds are valued at the daily closing NAV each business day. Other securities, not referenced above, for which market quotations are readily available will be valued at their bid/ask prices as obtained from one or more broker-dealers making markets for those securities.

Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates, which will be supplied by a third party pricing service. Swap agreements are valued utilizing quotes received daily by the Funds from third party pricing services or through broker-dealers, and are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

In certain instances, such as when market quotations are not readily available, securities and other assets will be valued at fair value (“Fair Value Asset”) in accordance with the Trust’s pricing policy and procedures approved by the Board. The Board has delegated to the Pricing Committee the day-to-day responsibilities for determining the values of the Funds’ investments as of any day on which the Funds’ NAVs are determined. When determining the price for Fair Value Assets, the Pricing Committee seeks to determine the price that the Funds might reasonably expect to receive from the current sale of that asset or settlement of that liability in an arm’s-length transaction. Fair value determinations shall be based upon various factors that the Adviser and/or Sub-Advisers deem relevant and consistent with the principles of fair value measurement. These factors include but are not limited to: (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) observations or market activity by the customary market participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as interest rates, volatilities, credit risks, and other news events. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Pricing Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is reviewed by the Board.

All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a third party pricing service. On occasion, the values of securities and exchange rates may be affected by significant events occurring between the time that determination of such values or exchange rates are made and the time that the net asset value is determined. When such significant events materially affect the values of securities held by a Fund or its liabilities, these securities and liabilities may be valued at fair value as determined in good faith by, or under the supervision of, the Board. For purposes of calculating the U.S. dollar equivalent value of a non U.S. dollar denominated obligations, foreign currency amounts are translated into U.S. dollars on the following basis: (1) market value of investment securities and other assets and liabilities - at the exchange rates prevailing as of the close of business on the NYSE; and (2) purchases and sales of investment securities and income and expenses - at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of investments held or sold during the period. Such gains and losses are included with net realized and unrealized gain or loss on investments.

ARDEN INVESTMENT SERIES TRUST
NOTES TO THE CONSOLIDATED SCHEDULES OF INVESTMENTS (Continued)
JULY 31, 2015 (Unaudited)

Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in three levels listed below:

•	Level 1 —	Quoted prices in active markets for identical assets or liabilities on the measurement date.

•	Level 2 —	Other significant observable inputs (including quoted prices for similar assets or liabilities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 —	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, short-term debt securities may be valued at amortized cost which approximates fair market value. Generally, amortized cost approximates the current fair market value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments). The valuation of financial instruments held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc).

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy otherwise a Level 3 fair value classification is appropriate.

The following is a summary of the valuations at July 31, 2015 for each Fund based upon the three levels previously defined. The Funds disclose significant transfers between levels based on valuations at the end of the reporting period. All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their fair value. As of and for the period ended July 31, 2015, there were no transfers between Level 1, 2 or 3. At July 31, 2015, there were no Level 3 investments held.

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Arden Alternative Strategies Fund

Assets	Level 1	Level 2		Total
Investments:
Common Stocks^	$797,318,871	$32,450	*	$797,351,321
Preferred Stocks^	928,526	—		928,526
Exchange Traded Funds	18,127,335	—		18,127,335
Asset-Backed Securities	—	14,684,291		14,684,291
Agency CMO	—	35,261,616		35,261,616
Corporate Bonds^	—	115,898,049	*	115,898,049
Municipal Bonds	—	4,356,638		4,356,638
Sovereign Governments	—	24,950,820		24,950,820
U.S. Government Securities	—	38,392,038		38,392,038
Rights	23,899	—		23,899
Warrants	330,967	—		330,967
Purchased Options	3,095,742	—		3,095,742
Swaptions	—	1,257,690		1,257,690
Short-Term Investments	—	31,998,285		31,998,285
Total Investments	$819,825,340	$266,831,877		$1,086,657,217

Derivatives :
Futures Contracts**	$5,256,971	$—		$5,256,971
Total Return Swap Contracts	—	1,108,025		1,108,025
Currency Swap Contracts	—	40,074		40,074
Credit Default Swap Contracts**	—	5,772,272		5,772,272
Inflation-Linked Swap Contracts	—	178,729		178,729
Interest Rate Swap Contracts**	—	5,024,236		5,024,236
Contracts for Differences	—	295,660		295,660
Forward Currency Contracts	—	4,218,836		4,218,836
Non-Deliverable Bond Forward Contracts	—	8,060		8,060
Total Derivatives	$5,256,971	$16,645,892		$21,902,863

Liabilities	Level 1	Level 2		Total
Investments:
Common Stocks^	$574,019,652	$—		$574,019,652
Exchange Traded Funds	74,301,617	—		74,301,617
Corporate Bonds^	—	1,579,503		1,579,503
U.S. Government Securities	—	6,881,015		6,881,015
Warrants	13,062	—		13,062
Written Options	59,290	—		59,290
Swaptions	—	1,018,414		1,018,414
Total Investments	$648,393,621	$9,478,932		$657,872,553

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

Liabilities	Level 1	Level 2	Total
Derivatives :
Futures Contracts**	$6,253,387	$—	$6,253,387
Total Return Swap Contracts	—	851,251	851,251
Currency Swap Contracts	—	44,779	44,779
Credit Default Swap Contracts**	—	3,840,391	3,840,391
Inflation-Linked Swap Contracts	—	172,445	172,445
Interest Rate Swap Contracts**	—	5,297,954	5,297,954
Contracts for Differences	—	431,053	431,053
Forward Currency Contracts	—	2,717,715	2,717,715
Non-Deliverable Bond Forward Contracts	—	16,614	16,614
Total Derivatives	$6,253,387	$13,372,202	$19,625,589

Arden Alternative Strategies II

Assets	Level 1	Level 2	Total
Investments:
Common Stocks^	$57,529,997	$—	$57,529,997
Exchange Traded Funds	30,826	—	30,826
Rights	3,108	—	3,108
Purchased Options	252,775	—	252,775
Short-Term Investments	—	4,495,033	4,495,033
Total Investments	$57,816,706	$4,495,033	$62,311,739

Derivatives :
Futures Contracts**	165,539	—	165,539
Total Return Swap Contracts	—	20,031	20,031
Contracts for Differences	—	550,787	550,787
Forward Currency Contracts	—	169,258	169,258
Total Derivatives	$165,539	$740,076	$905,615

Liabilities	Level 1	Level 2	Total
Investments:
Common Stocks^	$22,944,276	$—	$22,944,276
Exchange Traded Funds	9,087,794	—	9,087,794
Warrants	980	—	980
Written Options	1,014	—	1,014
Total Investments	$32,034,064	$—	$32,034,064

Derivatives :
Futures Contracts**	$267,469	$—	$267,469
Total Return Swap Contracts	—	49,091	49,091
Contracts for Differences	—	476,027	476,027
Forward Currency Contracts	—	35,865	35,865
Total Derivatives	$267,469	$560,983	$828,452

Arden Alternative Strategies Fund
Consolidated Schedule of Investments (Continued)

July 31, 2015 (Unaudited)

^	See Schedule of Investments for industry breakdown.
*	Level 2 includes investment securities with an aggregate value of $50,293, which represented 0.0% of the net assets of AASF that were fair valued under guidelines adopted by the Board of Trustees as a result of significant market movements.
**	Futures contracts and centrally cleared swaps are reported in the table above using the cumulative appreciation as detailed in the futures contracts and centrally cleared swaps on the Consolidated Schedule of Investments, respectively, but only the variation margin to be received, if any, is reported within the Consolidated Statement of Assets and Liabilities.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Arden Investment Series Trust

By:	/s/Henry P. Davis
Henry P. Davis
President and Chief Executive Officer
September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Henry P. Davis
Henry P. Davis
President and Chief Executive Officer
September 29, 2015

By:	/s/Andrew Katz
Andrew Katz
Treasurer and Chief Financial Officer
September 29, 2015